           As filed with the Securities and Exchange Commission on July 26, 2005
                                               Securities Act File No. 033-23512
                                       Investment Company Act File No. 811-05629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933         /X/

                            Pre-Effective Amendment No.                    / /

                          Post-Effective Amendment No. 66                  /X/

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940     /X/

                                  Amendment No. 66                         /X/
                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                        With copies to:
         ING U.S Legal Services                   Jeffrey S. Puretz, Esq.
     7337 East Doubletree Ranch Road                      Dechert
          Scottsdale, AZ 85258                      1775 I Street, N.W.
 (Name and Address of Agent for Service)           Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)    /X/  on July 29, 2005 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)    / /  on (date), pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)    / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/  This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A for ING Investors Trust (the "Registrant") is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of registering Adviser Class, Institutional Class, Service Class and Service 2 Class shares of 5 new series: ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio, ING MarketPro Portfolio and ING VP Index Plus International Equity Portfolio.

                               ING INVESTORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Explanatory Note

*    Contents of Registration Statement


*    Supplement dated July 29, 2005


*    ING Investors Trust ING MarketStyle Portfolios Adviser Class Prospectus

*    ING Investors Trust ING MarketStyle Portfolios Institutional Class
     Prospectus

*    ING Investors Trust ING MarketStyle Portfolios Service Class Prospectus

*    ING Investors Trust ING MarketStyle Portfolios Service 2 Class Prospectus

*    ING Investors Trust ING MarketPro Portfolio Adviser Class Prospectus

*    ING Investors Trust ING MarketPro Portfolio Institutional Class Prospectus

*    ING Investors Trust ING MarketPro Portfolio Service Class Prospectus

*    ING Investors Trust ING MarketPro Portfolio Service 2 Class Prospectus

* ING Investors Trust ING VP Index Plus International Equity Portfolio Adviser Class Prospectus

* ING Investors Trust ING VP Index Plus International Equity Portfolio Institutional Class Prospectus

* ING Investors Trust ING VP Index Plus International Equity Portfolio Service Class Prospectus

* ING Investors Trust ING VP Index Plus International Equity Portfolio Service 2 Class Prospectus

* ING Investors Trust ING MarketStyle and MarketPro Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information

* ING Investors Trust ING VP Index Plus International Equity Portfolio Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information

*    Part C

*    Signature Page

                               ING INVESTORS TRUST
                               (THE "REGISTRANT")

                         SUPPLEMENT DATED JULY 29, 2005

                         TO THE CURRENT PROSPECTUSES OF
             ING MARKETPRO PORTFOLIO, ING MARKETSTYLE PORTFOLIOS AND
                ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

The following is added to the current ING MarketPro Portfolio's, ING MarketStyle Portfolios' and the ING VP Index Plus International Equity Portfolio's Prospectus(es) of the above listed Registrant;

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

     - ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.
     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
ADVISER CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"), WHICH FIRST BEGAN OFFERING SHARES ON AUGUST 1, 2005. EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

                                       ING MARKETSTYLE MODERATE PORTFOLIO
                                       ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
                                       ING MARKETSTYLE GROWTH PORTFOLIO


NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                                       2
   An Introduction to the MarketStyle
     Portfolios                                                                2
   An Introduction to the Asset
     Allocation Process                                                        2
DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                                      4
   ING MarketStyle Moderate Portfolio                                          5
   ING MarketStyle Moderate Growth Portfolio                                   6
   ING MarketStyle Growth Portfolio                                            7
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                            8
   Examples                                                                   10
MORE INFORMATION ON INVESTMENT STRATEGIES
   Definitions of Certain Investment Terms
   More on the Asset Allocation Process                                       11
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                                        11
DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                                           12
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                              14
   Performance of the Underlying Funds Will Vary                              14
   Temporary Defensive Positions                                              14
   Conflict of Interest                                                       14
   Risk Associated with an Investment in the
     Underlying Funds                                                         14
MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the MarketStyle Portfolios                                   20
   Information about Ibbotson Associates                                      20
   Portfolio Distribution                                                     21
   Additional Information Regarding Classes of
     Shares                                                                   21
   Shareholder Services and Distribution Plan                                 21
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                                       21
   Administrator                                                              22
INFORMATION FOR INVESTORS                                                     22
   About Your Investment                                                      22
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                                         22
   Frequent Trading - Market Timing                                           23
   Portfolio Holdings Disclosure Policy                                       23
   Net Asset Value                                                            24
   Additional Information About the
     MarketStyle Portfolios                                                   25
   Percentage and Rating Limitation                                           25
   A Word About Portfolio Diversity                                           25
   Taxes and Distributions                                                    25
   Reports to Shareholders                                                    26
   Financial Highlights                                                       26
WHERE TO GO TO OBTAIN MORE INFORMATION                                      back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares. For more information about ADV Class shares, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("Adviser") is the investment adviser and ING Investment Management Co. ("Sub-Adviser") is the sub-adviser of each Portfolio. The Adviser and Sub-Adviser are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Groep"), a global financial institution active in the fields of insurance, banking and asset management.

The MarketStyle Portfolios invest primarily in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and the Adviser, each of which is an indirect subsidiary of ING Groep, N.V. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.


The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. The Adviser and Sub-Adviser use a process to determine the target allocations for each Portfolio, as described below:

       1. The Sub-Adviser determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, the Sub-Adviser employs its own proprietary modeling techniques. The Sub-Adviser also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by the Sub-Adviser, and which provides

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

              research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.


       2. The Sub-Adviser determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, the Sub-Adviser considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. The Sub-Adviser may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. The Adviser supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by the Sub-Adviser.


The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolios' applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, underlying fund allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 5.


                                                                     ING MARKETSTYLE
                              ING MARKETSTYLE                        MODERATE GROWTH                     ING MARKETSTYLE
                             MODERATE PORTFOLIO                        PORTFOLIO                         GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER    ING Investments, LLC                 ING Investments, LLC                 ING Investments, LLC

INVESTMENT PROFILE    Your focus is on keeping pace with   You want the opportunity for         You seek an investment geared for
                      inflation. Income and capital        long-term moderate growth.           growth and can tolerate market-
                      appreciation desired.                                                     swings.

  SHORTER INVESTMENT HORIZON                                                                         LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE  Growth of capital and current        Growth of capital and a low to       Growth of capital and little or no
                      income.                              moderate level of current income.    current income.

MAIN INVESTMENTS      A combination of Underlying Funds    A combination of Underlying Funds    A combination of Underlying Funds
                      according to a formula that over     according to a formula that over     according to a formula that over
                      time should reflect an allocation    time should reflect an allocation    time should reflect an allocation of
                      of approximately 50% in equity       of approximately 65% in equity       approximately 80% in equity
                      securities and 50% in fixed income   securities and 35% in fixed income   securities and 20% in fixed income
                      securities.                          securities.                          securities.



                                                                     ING MARKETSTYLE
                              ING MARKETSTYLE                        MODERATE GROWTH                     ING MARKETSTYLE
                             MODERATE PORTFOLIO                        PORTFOLIO                         GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET      U.S. Large-Capitalization Stocks 24% U.S. Large-Capitalization Stocks 30% U.S. Large-Capitalization Stocks 37%
ALLOCATION TARGETS    U.S. Mid-Capitalization Stocks    7% U.S. Mid-Capitalization Stocks    9% U.S. Mid-Capitalization Stocks   12%
(AS OF AUGUST 1,      U.S. Small-Capitalization Stocks  6% U.S. Small-Capitalization Stocks  9% U.S. Small-Capitalization Stocks 11%
2005)(1)              Non-U.S./International Stocks    13% Non U.S./International Stocks    17% Non U.S./International Stocks    20%
                      Intermediate-Term Bonds          20% Intermediate-Term Bonds          18% Intermediate-Term Bonds          13%
                      ShortTerm-Bonds                  20% Short-Term Bonds                 12% Short-Term Bonds                  7%
                      Cash                             10% Cash                              5% Cash                              0%

   LOWER RISK                                                                                               HIGHER RISK

MAIN RISKS

THE MARKETSTYLE       Credit Risk, Derivatives Risk,       Credit Risk, Derivatives Risk,       Credit Risk, Derivatives Risk,
PORTFOLIOS ARE        Foreign Investment Risk, Inflation   Foreign Investment Risk, Inflation   Foreign Investment Risk, Inflation
EXPOSED TO THE SAME   Risk, Mortgage-Related Securities    Risk, Interest Rate Risk,            Risk, Interest Rate Risk,
RISKS AS THE          Risk, Price Volatility Risk, and     Mortgage-Related Securities Risk,    Mortgage-Related Securities Risk,
UNDERLYING FUNDS IN   REIT Risk.                           Price Volatility Risk, and REIT      Price Volatility Risk, and REIT
DIRECT PROPORTION TO                                       Risk.                                Risk.
THE ALLOCATION OF
ASSETS AMONG
UNDERLYING FUNDS. AN
INVESTOR MAY LOSE
MONEY IN EACH
PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks           24%
                    U.S. Mid-Capitalization Stocks              7%
                    U.S. Small-Capitalization Stocks            6%
                    Non-U.S./International Stocks              13%
                    Intermediate-Term Bonds                    20%
                    Short Term Bonds                           20%
                    Cash                                       10%



The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                    U.S. Large-Capitalization Stocks           30%
                    U.S. Mid-Capitalization Stocks              9%
                    U.S. Small-Capitalization Stocks            9%
                    Non-U.S./International Stocks              17%
                    Intermediate-Term Bonds                    18%
                    Short-Term Bonds                           12%
                    Cash                                        5%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                    U.S. Large-Capitalization Stocks           37%
                    U.S. Mid-Capitalization Stocks             12%
                    U.S. Small-Capitalization Stocks           11%
                    Non-U.S./International Stocks              20%
                    Intermediate-Term Bonds                    13%
                    Short-Term Bonds                            7%
                    Cash                                        0%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold ADV Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the ADV Class shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolios.


                                ADV CLASS SHARES

                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                                     DISTRIBUTION                            TOTAL                      TOTAL NET
                                         MANAGEMENT    (12b-1)     SHAREHOLDER    OTHER    OPERATING    WAIVERS AND     OPERATING
            PORTFOLIO                      FEE          FEE(2)     SERVICE FEE   EXPENSES   EXPENSES  REIMBURSEMENTS(3)  EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                   0.08%        0.50%         0.25%       0.05%       0.88%       (0.20)%         0.68%
ING MarketStyle Moderate Growth            0.08%        0.50%         0.25%       0.05%       0.88%       (0.20)%         0.68%
ING MarketStyle Growth                     0.08%        0.50%         0.25%       0.05%       0.88%       (0.20)%         0.68%



(1) This table shows the estimated operating expenses of the the ADV Class shares of the Portfolios as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee this waiver will continue after that date.

(3) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:


                                                                             TOTAL ANNUAL
                                                                               OPERATING     FEE WAIVER BY    NET OPERATING
          UNDERLYING FUNDS                                                     EXPENSES         ADVISER         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio                                             0.28%               -             0.28%
ING Liquid Assets Portfolio                                                     0.29%               -             0.29%
ING VP Index Plus International Equity Portfolio(1)                             0.67%           (0.12)%           0.55%
ING VP Index Plus LargeCap Portfolio                                            0.44%               -             0.44%
ING VP Index Plus MidCap Portfolio                                              0.49%               -             0.49%
ING VP Index Plus SmallCap Portfolio                                            0.49%               -             0.49%
ING VP Intermediate Bond Portfolio                                              0.48%               -             0.48%



(1) As the Underlying Portfolio had not commenced operations as of December 31, 2004, the expense ratios are estimated for the first fiscal year of operations.


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                                  WAIVERS AND     NET OPERATING
           PORTFOLIO                                                TOTAL OPERATING EXPENSES    REIMBURSEMENTS      EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                                      1.33%                (0.21)%           1.12%
ING MarketStyle Moderate Growth                                               1.35%                (0.22)%           1.13%
ING MarketStyle Growth                                                        1.39%                (0.23)%           1.16%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in ADV Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolios' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Classshares of each Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                         PORTFOLIO                                           1 YEAR     3 YEARS
-----------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                                     $ 114       $ 401
ING MarketStyle Moderate Growth                                              $ 115       $ 406
ING MarketStyle Growth                                                       $ 118       $ 417

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of the Adviser, the Sub-Adviser determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)  economic and market forecasts;

     (iii) proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)   the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. It may take time to implement changes in the target allocations. The Adviser may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the Underlying Funds.

The Adviser and Sub-Adviser intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, the Sub-Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If the Adviser or Sub-Adviser believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers ("Portfolio Managers"). This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 14 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
    PORTFOLIO MANAGER        UNDERLYING FUND      INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING Limited          Highest current income     Invests at least 80% of    Active or frequent trading
Directed Services, Inc.    Maturity Bond        consistent with low risk   its net assets in a        risk, debt securities
                           Portfolio            to principal and           diversified portfolio of   risk, derivatives risk,
                                                liquidity. As a secondary  bonds that are primarily   foreign investment risk,
PORTFOLIO MANAGER:                              objective, seeks to        limited maturity debt      income risk, interest rate
ING Investment                                  enhance its total return   securities. These short-   risk, manager risk, market
Management Co.                                  through capital            to intermediate-term debt  capitalization risk,
                                                appreciation when market   securities have remaining  mid-cap company risk,
                                                factors indicate that      maturities of seven years  mortgage-related
                                                capital appreciation may   or less. The dollar-       securities risk, portfolio
                                                be available without       weighted average maturity  turnover risk, prepayment
                                                significant risk to        of the Portfolio will not  or call risk, REIT risk,
                                                principal.                 exceed five years and in   sector risk, securities
                                                                           periods of rising          lending risk and small
                                                                           interest rates may be      company risk.
                                                                           shortened to one year or
                                                                           less. Under normal
                                                                           conditions, maintains
                                                                           significant exposure to
                                                                           government securities.
                                                                           May invest in
                                                                           non-government securities
                                                                           issued by companies of
                                                                           all sizes only if rated
                                                                           Baa3 or better by Moody's
                                                                           or BBB- or better by S&P.
                                                                           Money market securities
                                                                           must be rated in the two
                                                                           highest rating categories
                                                                           by Moody's or S&P. May
                                                                           invest in preferred
                                                                           stock, securities of
                                                                           foreign governments and
                                                                           supranational
                                                                           organizations, mortgage-
                                                                           and asset-backed
                                                                           securities, mortgage
                                                                           bonds, municipal bonds,
                                                                           notes and commercial
                                                                           paper and debt securities
                                                                           of foreign issuers. May
                                                                           engage in dollar roll
                                                                           transactions and swap
                                                                           agreements. May use
                                                                           options and futures
                                                                           contracts.

INVESTMENT ADVISER:        ING Liquid Assets    High level of current      Strives to maintain a      Credit risk, income risk,
Directed Services, Inc.    Portfolio            income consistent with     stable $1 per share net    interest rate risk,
                                                the preservation of        asset value and its        manager risk, securities
PORTFOLIO MANAGER:                              capital and liquidity.     investment strategy        lending risk and U.S.
ING Investment                                                             focuses on safety of       government securities
Management Co.                                                             principal, liquidity and   risk.
                                                                           yield, in order of
                                                                           importance, to achieve
                                                                           this goal. May invest in
                                                                           U.S. Treasury and U.S.
                                                                           government agency
                                                                           securities, fully
                                                                           collateralized repurchase
                                                                           agreements; bank
                                                                           obligations, including
                                                                           certificates of deposit,
                                                                           time deposits, and
                                                                           bankers' acceptances;
                                                                           commercial paper;
                                                                           asset-backed securities;
                                                                           variable or floating rate
                                                                           securities, including
                                                                           variable rate demand
                                                                           obligations; debt
                                                                           securities with special
                                                                           features such as puts, or
                                                                           maturity extension
                                                                           arrangements; short-term
                                                                           corporate debt securities
                                                                           other than commercial
                                                                           paper; shares of other
                                                                           investment companies (not
                                                                           to exceed 10%);
                                                                           credit-linked notes;
                                                                           reverse repurchase
                                                                           agreements; structured
                                                                           securities; and
                                                                           guaranteed investment
                                                                           contracts.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
    PORTFOLIO MANAGER        UNDERLYING FUND      INVESTMENT OBJECTIVE          MAIN INVESTMENTS             MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
                           ING VP Index Plus    Seeks to outperform the    Invests at least 80% of    Convertible securities
                           International        total return performance   its assets in stocks       risk, derivatives risk,
                           Equity Portfolio     of the Morgan Stanley      included in the MSCI       equity securities risk,
                                                Capital International      EAFE(R) Index convertible  foreign investment risk,
INVESTMENT ADVISER:                             Europe Australasia and     securities that are        index strategy risk,
Directed Services, Inc.                         Far East Index ("MSCI      convertible into stocks    manager risk, market and
                                                EAFE(R) Index"), while     included in the            company risk, market
PORTFOLIO MANAGER:                              maintaining a market       MSCI EAFE(R) Index,        capitalization risk,
ING Investment                                  level of risk.             exchange-traded funds      market trends risk, other
Management Advisors, B.V.                                                  ("ETFs"), and derivatives  investment companies risk,
                                                                           (including futures and     and securities lending
                                                                           options) whose economic    risk.
                                                                           returns are similar to
                                                                           the MSCI EAFE(R) Index or
                                                                           its components. At any
                                                                           one time, the Portfolio
                                                                           Manager generally
                                                                           includes in the Portfolio
                                                                           between 300 and 400 of
                                                                           the stocks included in
                                                                           the MSCI EAFE(R) Index.
                                                                           Although the Portfolio
                                                                           will not hold all the
                                                                           stocks in the MSCI
                                                                           EAFE(R) Index, the
                                                                           Portfolio Manager expects
                                                                           that there will be a
                                                                           close correlation between
                                                                           the performance of the
                                                                           Portfolio and that of the
                                                                           Index in both rising and
                                                                           falling markets.

INVESTMENT ADVISER:        ING VP Index Plus    Outperform the total       At least 80% of assets in  Derivatives risk, manager
ING Investments, LLC       LargeCap Portfolio   return performance of the  equity securities          risk, price volatility
                                                Standard & Poor's 500      included in the S&P 500    risk and securities
PORTFOLIO MANAGER:                              Composite Stock Price      Index. May invest in       lending risk.
ING Investment                                  Index ("S&P 500 Index"),   derivatives.
Management Co.                                  while maintaining a
                                                market level of risk.

INVESTMENT ADVISER:        ING VP Index Plus    Outperform the total       At least 80% of assets in  Derivatives risk, manager
ING Investments, LLC       MidCap Portfolio     return performance of the  equity securities          risk mid-cap company risk,
                                                Standard & Poor's MidCap   included in the S&P 400    price volatility risk, and
PORTFOLIO MANAGER:                              400 Index ("S&P 400        Index. May invest in       securities lending risk.
ING Investment                                  Index"), while             derivations.
Management Co.                                  maintaining a market
                                                level of risk.

INVESTMENT ADVISER:        ING VP Index Plus    Outperform the total       At least 80% of assets in  Derivatives risk, manager
ING Investments, LLC       SmallCap Portfolio   return performance of the  stocks included in the     risk, price volatility
                                                Standard & Poor's          S&P 600 Index. May invest  risk, securities lending
PORTFOLIO MANAGER:                              SmallCap 600 Index ("S&P   in derivatives.            risk and small-company
ING Investment                                  600 Index"), while                                    risk.
Management Co.                                  maintaining a market
                                                level of risk.

INVESTMENT ADVISER:        ING VP Intermediate  Maximize total return      Under normal conditions,   Credit risk, debt
ING Investments, LLC       Bond Portfolio       consistent with            invests at least 80% of    securities risk,
                                                reasonable risk.           its assets in a portfolio  derivatives risk,
PORTFOLIO MANAGER:                                                         of bonds including         extension risk, foreign
ING Investment                                                             corporate, government and  investing risk, high-yield
Management Co.                                                             mortgage bonds, which, at  debt securities risk,
                                                                           the time of purchase, are  interest rate risk,
                                                                           rated investment grade.    mortgage-related
                                                                           May also invest in         securities risk, portfolio
                                                                           high-yield bonds ("junk    turnover risk, prepayment
                                                                           bonds") but will seek to   or call risk, price
                                                                           maintain a minimum         volatility risk,
                                                                           average quality rating of  securities lending risk
                                                                           investment grade. May      and U.S. government
                                                                           also invest in preferred   securities risk.
                                                                           stocks, high quality
                                                                           money market instruments,
                                                                           municipal bonds, debt
                                                                           securities of foreign
                                                                           issuers, mortgage- and
                                                                           asset-backed securities,
                                                                           options and future
                                                                           contracts involving
                                                                           securities, security
                                                                           indices and interest
                                                                           rates. May engage in
                                                                           dollar roll transactions
                                                                           and swap agreements.

--------------------------------------------------------------------------------
                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolios depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolios or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, the Adviser, Sub-Adviser and Portfolio Manager are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and Portfolio Manager to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. The Adviser subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, the Adviser, Sub-Adviser and Portfolio Manager may believe that a redemption from an Underlying Fund will be harmful to that Fund or to the Adviser or an affiliate. Therefore, the Adviser, Sub-Adviser and Portfolio Manager may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that the Sub-Adviser's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

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ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market countries. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of

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investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

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INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor

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growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties,

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in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


INVESTMENT ADVISER. ING Investments, LLC ("Adviser") serves as the investment adviser to each of the Portfolios. The Adviser is registered with the SEC as an investment adviser. The Adviser is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The Adviser began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, the Adviser managed over $39.2 billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Adviser, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, the Adviser oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to the Portfolio Manager the responsibility for investment management, subject to the Adviser's oversight. The Adviser monitors the investment activities of the Portfolio Manager. From time to time, the Adviser also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and the Adviser received exemptive relief from the SEC to permit the Adviser, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


For its investment management services provided to each Portfolio, the Adviser will receive a management fee equal to 0.08% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the Portfolios' Statement of Additional Information ("SAI").

SUB-ADVISER. ING Investment Management Co. ("Sub-Adviser") serves as sub-adviser to the Portfolios. The Sub-Adviser is registered with the SEC as an investment adviser. The Sub-Adviser began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of June 30, 2005, the Sub-Adviser managed approximately $57.6 billion in assets. The principal address of the Sub-Adviser is 230 Park Avenue New York, New York, 10169.


The Sub-Adviser has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.


Shiv Mehta has managed the Portfolios since their inception. He joined ING in 2004 as head of the Sub-Adviser's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.


Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined the Sub-Adviser in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by the Sub-Adviser.


The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by each Portfolio Manager and the Portfolio Managers' ownership of securities in the Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to the Sub-Adviser. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides


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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


Each Portfolio's shares are classified into ADV Class, Institutional Class, Service Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the MarketStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Plan, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolios held by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is


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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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sub-advised by an ING entity, ING may retain more revenue than on those
Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. None of the Portfolios or DSI is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your Variable Contract is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The MarketStyle Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


                                       22
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                      INFORMATION FOR INVESTORS (CONTINUED)
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FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. The MarketStyle Portfolios post their portfolio holdings schedule on their website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the MarketStyle Portfolios will post the quarter ending June 30 holdings on August
1). The MarketStyle Portfolios' portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolio's website until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SECfor the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.


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                      INFORMATION FOR INVESTORS (CONTINUED)
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NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the currrent NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

     -  Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


                                       25
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                      INFORMATION FOR INVESTORS (CONTINUED)
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REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolios had not commenced operations as of the date of this Prospectus, no financial highlights are available.

                                       26
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WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments is available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


07/29/05


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
INSTITUTIONAL CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"), WHICH FIRST BEGAN OFFERING SHARES ON AUGUST 1, 2005. EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO


NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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
                                                                 PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                            2
   An Introduction to the MarketStyle
     Portfolios                                                     2
   An Introduction to the Asset
     Allocation Process                                             2
DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                           4
   ING MarketStyle Moderate Portfolio                               5
   ING MarketStyle Moderate Growth Portfolio                        6
   ING MarketStyle Growth Portfolio                                 7
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                 8
   Examples                                                        10
MORE INFORMATION ON INVESTMENT STRATEGIES
   Definitions of Certain Investment Terms
   More on the Asset Allocation Process                            11
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                             11
DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                                12
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                   14
   Performance of the Underlying Funds Will Vary                   14
   Temporary Defensive Positions                                   14
   Conflict of Interest                                            14
   Risk Associated with an Investment in the
     Underlying Funds                                              14
MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the MarketStyle Portfolios                        20
   Information about Ibbotson Associates                           20
   Portfolio Distribution                                          21
   Additional Information Regarding Classes of
     Shares                                                        21
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                            21
   Administrator                                                   21
INFORMATION FOR INVESTORS                                          22
   About Your Investment                                           22
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                              22
   Frequent Trading - Market Timing                                22
   Portfolio Holdings Disclosure Policy                            23
   Net Asset Value                                                 23
   Additional Information About the
     MarketStyle Portfolios                                        24
   Percentage and Rating Limitation                                24
   A Word About Portfolio Diversity                                24
   Taxes and Distributions                                         24
   Reports to Shareholders                                         25
   Financial Highlights                                            25
WHERE TO GO TO OBTAIN MORE INFORMATION                           back


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                                  INTRODUCTION
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GENERAL INFORMATION ABOUT ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("Adviser") is the investment adviser and ING Investment Management Co. ("Sub-Adviser") is the sub-adviser of each Portfolio. The Adviser and Sub-Adviser are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Groep"), a global financial institution active in the fields of insurance, banking and asset management.

The MarketStyle Portfolios invest primarily in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and the Adviser each of which is an indirect subsidiary of ING Groep, N.V. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.


The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. The Adviser and Sub-Adviser use a process to determine the target allocations for each Portfolio, as described below:

     1. The Sub-Adviser determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, the Sub-Adviser employs its own proprietary modeling techniques. The Sub-Adviser also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by the Sub-Adviser, and which provides

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

          research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.


     2. The Sub-Adviser determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, the Sub-Adviser considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. The Sub-Adviser may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. The Adviser supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by the Sub-Adviser.


The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolios' applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, underlying fund allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 5.


                                                                        ING MARKETSTYLE
                                        ING MARKETSTYLE                 MODERATE GROWTH                    ING MARKETSTYLE
                                      MODERATE PORTFOLIO                    PORTFOLIO                      GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER             ING Investments, LLC              ING Investments, LLC             ING Investments, LLC

INVESTMENT PROFILE             Your focus is on keeping pace     You want the opportunity for     You seek an investment geared
                               with inflation. Income and        long-term moderate growth.       for growth and can tolerate
                               capital appreciation desired.                                      market-swings.

 SHORTER INVESTMENT HORIZON    < -------------------------------------------------------------- >  LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE           Growth of capital and current     Growth of capital and a low to   Growth of capital and little
                               income.                           moderate level of current        or no current income.
                                                                 income.

MAIN INVESTMENTS               A combination of Underlying       A combination of Underlying      A combination of Underlying
                               Funds according to a formula      Funds according to a formula     Funds according to a formula
                               that over time should reflect     that over time should reflect    that over time should reflect
                               an allocation of approximately    an allocation of approximately   an allocation of approximately
                               50% in equity securities and      65% in equity securities and     80% in equity securities and
                               50% in fixed income               35% in fixed income              20% in fixed income
                               securities.                       securities.                      securities.

                                                                        ING MARKETSTYLE
                                        ING MARKETSTYLE                 MODERATE GROWTH                    ING MARKETSTYLE
                                      MODERATE PORTFOLIO                    PORTFOLIO                      GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION    U.S. Large-Capitalization         U.S. Large-Capitalization        U.S. Large-Capitalization
TARGETS (AS OF AUGUST 1,       Stocks                      24%   Stocks                     30%   Stocks                        37%
2005)(1)                       U.S. Mid-Capitalization           U.S. Mid-Capitalization          U.S. Mid-Capitalization
                               Stocks                       7%   Stocks                      9%   Stocks                        12%
                               U.S. Small-Capitalization         U.S. Small-Capitalization        U.S. Small-Capitalization
                               Stocks                       6%   Stocks                      9%   Stocks                        11%
                               Non-U.S./International            Non U.S./International           Non U.S./International
                               Stocks                      13%   Stocks                     17%   Stocks                        20%
                               Intermediate-Term Bonds     20%   Intermediate-Term Bonds    18%   Intermediate-Term Bonds       13%
                               Short-Term Bonds            20%   Short-Term Bonds           12%   Short-Term Bonds               7%
                               Cash                        10%   Cash                        5%   Cash                           0%

       LOWER RISK              < -------------------------------------------------------------- >          HIGHER RISK

MAIN RISKS                     Credit Risk, Derivatives Risk,    Credit Risk, Derivatives Risk,   Credit Risk, Derivatives Risk,
THE MARKETSTYLE PORTFOLIOS     Foreign Investment Risk,          Foreign Investment Risk,         Foreign Investment Risk,
ARE EXPOSED TO THE SAME RISKS  Inflation Risk,                   Inflation Risk, Interest Rate    Inflation Risk, Interest Rate
AS THE UNDERLYING FUNDS IN     Mortgage-Related Securities       Risk, Mortgage-Related           Risk, Mortgage-Related
DIRECT PROPORTION TO THE       Risk, Price Volatility Risk,      Securities Risk, Price           Securities Risk, Price
ALLOCATION OF ASSETS AMONG     and REIT Risk.                    Volatility Risk, and REIT Risk.  Volatility Risk, and REIT Risk.
UNDERLYING FUNDS. AN INVESTOR
MAY LOSE MONEY IN EACH
PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                   U.S. Large-Capitalization Stocks      24%
                   U.S. Mid-Capitalization Stocks         7%
                   U.S. Small-Capitalization Stocks       6%
                   Non-U.S./International Stocks         13%
                   Intermediate-Term Bonds               20%
                   Short-Term Bonds                      20%
                   Cash                                  10%



The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class I shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                   U.S. Large-Capitalization Stocks      30%
                   U.S. Mid-Capitalization Stocks         9%
                   U.S. Small-Capitalization Stocks       9%
                   Non-U.S./International Stocks         17%
                   Intermediate-Term Bonds               18%
                   Short-Term Bonds                      12%
                   Cash                                   5%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class I shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                   U.S. Large-Capitalization Stocks           37%
                   U.S. Mid-Capitalization Stocks             12%
                   U.S. Small-Capitalization Stocks           11%
                   Non-U.S./International Stocks              20%
                   Intermediate-Term Bonds                    13%
                   Short-Term Bonds                            7%
                   Cash                                        0%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class I shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold Class I shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Class I shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolios.


                                 CLASS I SHARES

                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                                  DISTRIBUTION                              TOTAL                        TOTAL NET
                                     MANAGEMENT      (12b-1)     SHAREHOLDER    OTHER     OPERATING      WAIVERS AND     OPERATING
              PORTFOLIO                  FEE           FEE       SERVICE FEE   EXPENSES    EXPENSES   REIMBURSEMENTS(2)   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate              0.08%          none          none        0.05%       0.13%         (0.05%)          0.08%
  ING MarketStyle Moderate Growth       0.08%          none          none        0.05%       0.13%         (0.05%)          0.08%
  ING MarketStyle Growth                0.08%          none          none        0.05%       0.13%         (0.05%)          0.08%



(1) This table shows the estimated operating expenses for Class I shares of the Portfolios as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:


                                                               TOTAL ANNUAL
                                                                 OPERATING     FEE WAIVER BY    NET OPERATING
            UNDERLYING FUNDS                                     EXPENSES         ADVISER         EXPENSES
-------------------------------------------------------------------------------------------------------------
  ING Limited Maturity Bond Portfolio                              0.28%               -            0.28%
  ING Liquid Assets Portfolio                                      0.29%               -            0.29%
  ING VP Index Plus International Equity Portfolio(1)              0.67%           (0.12)%          0.55%
  ING VP Index Plus LargeCap Portfolio                             0.44%               -            0.44%
  ING VP Index Plus MidCap Portfolio                               0.49%               -            0.49%
  ING VP Index Plus SmallCap Portfolio                             0.49%               -            0.49%
  ING VP Intermediate Bond Portfolio                               0.48%               -            0.48%



(1) As the Underlying Portfolio had not commenced operations as of December 31, 2004, the expense ratios are estimated for the first fiscal year of operations.


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                           WAIVERS AND     NET OPERATING
              PORTFOLIO                       TOTAL OPERATING EXPENSES   REIMBURSEMENTS      EXPENSES
---------------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                             0.58%                 (0.06)%            0.52%
  ING MarketStyle Moderate Growth                      0.60%                 (0.07)%            0.53%
  ING MarketStyle Growth                               0.64%                 (0.08)%            0.56%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolios' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of each Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



             PORTFOLIO                                                          1 YEAR     3 YEARS
--------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                                                       $ 53       $ 180
  ING MarketStyle Moderate Growth                                                $ 54       $ 185
  ING MarketStyle Growth                                                         $ 57       $ 197

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of the Adviser, the Sub-Adviser determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. It may take time to implement changes in the target allocations. The Adviser may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the Underlying Funds.

The Adviser and Sub-Adviser intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, the Sub-Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If the Adviser or Sub-Adviser believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers ("Portfolio Managers"). This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 14 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND        INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Limited Maturity   Highest current income      Invests at least 80% of      Active or frequent
Directed Services, Inc.   Bond Portfolio         consistent with low risk    its net assets in a          trading risk, debt
                                                 to principal and            diversified portfolio of     securities risk,
PORTFOLIO MANAGER:                               liquidity. As a secondary   bonds that are primarily     derivatives risk, foreign
ING Investment                                   objective, seeks to         limited maturity debt        investment risk, income
Management Co.                                   enhance its total return    securities. These short-     risk, interest rate risk,
                                                 through capital             to intermediate-term debt    manager risk, market
                                                 appreciation when market    securities have remaining    capitalization risk,
                                                 factors indicate that       maturities of seven years    mid-cap company risk,
                                                 capital appreciation may    or less. The                 mortgage-related
                                                 be available without        dollar-weighted average      securities risk,
                                                 significant risk to         maturity of the Portfolio    portfolio turnover risk,
                                                 principal.                  will not exceed five         prepayment or call risk,
                                                                             years and in periods of      REIT risk, sector risk,
                                                                             rising interest rates may    securities lending risk
                                                                             be shortened to one year     and small company risk.
                                                                             or less. Under normal
                                                                             conditions, maintains
                                                                             significant exposure to
                                                                             government securities.
                                                                             May invest in
                                                                             non-government securities
                                                                             issued by companies of
                                                                             all sizes only if rated
                                                                             Baa3 or better by Moody's
                                                                             or BBB- or better by S&P.
                                                                             Money market securities
                                                                             must be rated in the two
                                                                             highest rating categories
                                                                             by Moody's or S&P. May
                                                                             invest in preferred
                                                                             stock, securities of
                                                                             foreign governments and
                                                                             supranational
                                                                             organizations, mortgage-
                                                                             and asset-backed
                                                                             securities, mortgage
                                                                             bonds, municipal bonds,
                                                                             notes and commercial
                                                                             paper and debt securities
                                                                             of foreign issuers. May
                                                                             engage in dollar roll
                                                                             transactions and swap
                                                                             agreements. May use
                                                                             options and futures
                                                                             contracts.

INVESTMENT ADVISER:       ING Liquid Assets      High level of current       Strives to maintain a        Credit risk, income risk,
Directed Services, Inc.   Portfolio              income consistent with      stable $1 per share net      interest rate risk,
                                                 the preservation of         asset value and its          manager risk, securities
PORTFOLIO MANAGER:                               capital and liquidity.      investment strategy          lending risk and U.S.
ING Investment                                                               focuses on safety of         Government securities
Management Co.                                                               principal, liquidity and     risk.
                                                                             yield, in order of
                                                                             importance, to achieve
                                                                             this goal. May invest in
                                                                             U.S. Treasury and U.S.
                                                                             government agency
                                                                             securities, fully
                                                                             collateralized repurchase
                                                                             agreements; bank
                                                                             obligations, including
                                                                             certificates of deposit,
                                                                             time deposits, and
                                                                             bankers' acceptances;
                                                                             commercial paper;
                                                                             asset-backed securities;
                                                                             variable or floating rate
                                                                             securities, including
                                                                             variable rate demand
                                                                             obligations; debt
                                                                             securities with special
                                                                             features such as puts, or
                                                                             maturity extension
                                                                             arrangements; short-term
                                                                             corporate debt securities
                                                                             other than commercial
                                                                             paper; shares of other
                                                                             investment companies (not
                                                                             to exceed 10%);
                                                                             credit-linked notes;
                                                                             reverse repurchase
                                                                             agreements; structured
                                                                             securities; and
                                                                             guaranteed investment
                                                                             contracts.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND        INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus      Seeks to outperform the     Invests at least 80% of      Convertible securities
Directed Services, Inc.   International Equity   total return performance    its assets in stocks         risk, derivatives risk,
                          Portfolio              of the Morgan Stanley       included in the MSCI         equity securities risk,
PORTFOLIO MANAGER:                               Capital International       EAFE(R) Index convertible    foreign investment risk,
ING Investment                                   Europe Australasia and      securities that are          index strategy risk,
Management Advisors, B.V.                        Far East Index ("MSCI       convertible into stocks      manager risk, market and
                                                 EAFE(R) Index"), while      included in the MSCI         company risk, market
                                                 maintaining a market        EAFE(R) Index,               capitalization risk,
                                                 level of risk.              exchange-traded funds        market trends risk, other
                                                                             ("ETFs"), and derivatives    investment companies, and
                                                                             (including futures and       securities lending risk.
                                                                             options) whose economic
                                                                             returns are similar to
                                                                             the MSCI EAFE(R) Index or
                                                                             its components. At any
                                                                             one time, the Portfolio
                                                                             Manager generally
                                                                             includes in the Portfolio
                                                                             between 300 and 400 of
                                                                             the stocks included in
                                                                             the MSCI EAFE(R) Index.
                                                                             Although the Portfolio
                                                                             will not hold all the
                                                                             stocks in the MSCI
                                                                             EAFE(R) Index, the
                                                                             Portfolio Manager expects
                                                                             that there will be a
                                                                             close correlation between
                                                                             the performance of the
                                                                             Portfolio and that of the
                                                                             Index in both rising and
                                                                             falling markets.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total        At least 80% of assets in    Derivatives risk, manager
ING Investments, LLC      LargeCap Portfolio     return performance of the   equity securities            risk, price volatility
                                                 Standard & Poor's 500       included in the S&P 500      risk and securities
PORTFOLIO MANAGER:                               Composite Stock Price       Index. May invest in         lending risk.
ING Investment                                   Index ("S&P 500 Index"),    derivatives.
Management Co.                                   while maintaining a
                                                 market level of risk.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total        At least 80% of assets in    Derivatives risk, manager
ING Investments, LLC      MidCap Portfolio       return performance of the   equity securities            risk mid-cap company
                                                 Standard & Poor's MidCap    included in the S&P 400      risk, price volatility
PORTFOLIO MANAGER:                               400 Index ("S&P 400         Index. May invest in         risk, and securities
ING Investment                                   Index"), while              derivations.                 lending risk.
Management Co.                                   maintaining a market
                                                 level of risk.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total        At least 80% of assets in    Derivatives risk, manager
ING Investments, LLC      SmallCap Portfolio     return performance of the   stocks included in the       risk, price volatility
                                                 Standard & Poor's           S&P 600 Index. May invest    risk, securities lending
PORTFOLIO MANAGER:                               SmallCap 600 Index ("S&P    in derivatives.              risk and small-company
ING Investment                                   600 Index"), while                                       risk.
Management Co.                                   maintaining a market
                                                 level of risk.

INVESTMENT ADVISER:       ING VP Intermediate    Maximize total return       Under normal conditions,     Credit risk, debt
ING Investments, LLC      Bond Portfolio         consistent with             invests at least 80% of      securities risk,
                                                 reasonable risk.            its assets in a portfolio    derivatives risk,
PORTFOLIO MANAGER:                                                           of bonds including           extension risk, foreign
ING Investment                                                               corporate, government and    investing risk,
Management Co.                                                               mortgage bonds, which, at    high-yield debt
                                                                             the time of purchase, are    securities risk, interest
                                                                             rated investment grade.      rate risk,
                                                                             May also invest in           mortgage-related
                                                                             high-yield bonds ("junk      securities risk,
                                                                             bonds") but will seek to     portfolio turnover risk,
                                                                             maintain a minimum           prepayment or call risk,
                                                                             average quality rating of    price volatility risk,
                                                                             investment grade. May        securities lending risk
                                                                             also invest in preferred     and U.S. government
                                                                             stocks, high quality         securities risk.
                                                                             money market instruments,
                                                                             municipal bonds, debt
                                                                             securities of foreign
                                                                             issuers, mortgage- and
                                                                             asset-backed securities,
                                                                             options and future
                                                                             contracts involving
                                                                             securities, security
                                                                             indices and interest
                                                                             rates. May engage in
                                                                             dollar roll transactions
                                                                             and swap agreements.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolios depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolios or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, the Adviser, Sub-Adviser and Portfolio Manager are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and Portfolio Manager to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all Underlying Funds have a sub-adviser that is not affiliated with the Adviser. The Adviser subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, the Adviser, Sub-Adviser and Portfolio Manager may believe that a redemption from an Underlying Fund will be harmful to that Fund or to the Adviser or an affiliate. Therefore, the Adviser, Sub-Adviser and Portfolio Manager may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that the Sub-Adviser's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

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ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market countries. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of

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investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less-liquid than U.S. investments.

HIGH-YIELD LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

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INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor

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growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that


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destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


INVESTMENT ADVISER. ING Investments, LLC ("Adviser") serves as the investment adviser to each of the Portfolios. The Adviser is registered with the SEC as an investment adviser. The Adviser is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The Adviser began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, 2004, the Adviser managed over $39.2 billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Adviser, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, the Adviser oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to the Portfolio Manager the responsibility for investment management, subject to the Adviser's oversight. The Adviser monitors the investment activities of the Portfolio Manager. From time to time, the Adviser also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and the Adviser received exemptive relief from the SEC to permit the Adviser, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


For its investment management services provided to each Portfolio, the Adviser will receive a management fee equal to 0.08% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the Portfolios' Statement of Additional Information ("SAI").

SUB-ADVISER. ING Investment Management Co. ("Sub-Adviser") serves as sub-adviser to the Portfolios. The Sub-Adviser is registered with the SEC as an investment adviser. The Sub-Adviser began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of June 30, 2005, the Sub-Adviser managed approximately $57.6 billion in assets. The principal address of the Sub-Adviser is 230 Park Avenue New York, New York, 10169.


The Sub-Adviser has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.


Shiv Mehta has managed the Portfolios since their inception. He joined ING in 2004 as head of the Sub-Adviser's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.


Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined the Sub-Adviser in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by the Sub-Adviser.


The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by each Portfolio Manager and the Portfolio Managers' ownership of securities in the Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to the Sub-Adviser. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.


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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


Each Portfolio's shares are classified into Class I, Adviser Class, Service Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolios held by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. None of the Portfolios or DSI is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your Variable Contract is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The MarketStyle Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in


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foreign securities. For example, if trading in a security held by an Underlying
Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. The MarketStyle Portfolios posts their portfolio holdings schedule on their website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the MarketStyle Portfolios will post the quarter ending June 30 holdings on August
1). The MarketStyle Portfolios' portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolio's website until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

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                      INFORMATION FOR INVESTORS (CONTINUED)
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   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolios had not commenced operations as of the date of this Prospectus, no financial highlights are available.

WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated July 29, 2005, has been filed with the SEC, and is incorporated into this Prospectus by reference.


Additional information about the ING Investors Trust's investments is available in the ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST


PROSPECTUS

JULY 29, 2005
SERVICE CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"), WHICH FIRST BEGAN OFFERING SHARES ON AUGUST 1, 2005. EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

ING MARKETSTYLE GROWTH PORTFOLIO


NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                   PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                              2
   An Introduction to the MarketStyle
     Portfolios                                                       2
   An Introduction to the Asset
     Allocation Process                                               2
DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                             4
   ING MarketStyle Moderate Portfolio                                 5
   ING MarketStyle Moderate Growth Portfolio                          6
   ING MarketStyle Growth Portfolio                                   7
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                   8
   Examples                                                          10
MORE INFORMATION ON INVESTMENT STRATEGIES
   Definitions of Certain Investment Terms
   More on the Asset Allocation Process                              11
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                               11
DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                                  12
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                     14
   Performance of the Underlying Funds Will Vary                     14
   Temporary Defensive Positions                                     14
   Conflict of Interest                                              14
   Risk Associated with an Investment in the
     Underlying Funds                                                14
MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the MarketStyle Portfolios                          19
   Information about Ibbotson Associates                             20
   Portfolio Distribution                                            21
   Additional Information Regarding Classes of
     Shares                                                          21
   Service Fees                                                      21
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                              21
   Administrator                                                     21
INFORMATION FOR INVESTORS                                            22
   About Your Investment                                             22
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                                22
   Frequent Trading - Market Timing                                  22
   Portfolio Holdings Disclosure Policy                              23
   Net Asset Value                                                   23
   Additional Information About the
     MarketStyle Portfolios                                          24
   Percentage and Rating Limitation                                  24
   A Word About Portfolio Diversity                                  25
   Taxes and Distributions                                           25
   Reports to Shareholders                                           25
   Financial Highlights                                              25
WHERE TO GO TO OBTAIN MORE INFORMATION                             back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about Class S shares, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("Adviser") is the investment adviser and ING Investment Management Co. ("Sub-Adviser") is the sub-adviser of each Portfolio. The Adviser and Sub-Adviser are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") a global financial institution active in the fields of insurance, banking and asset management.

The MarketStyle Portfolios invest primarily in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and the Adviser, each of which is an indirect subsidiary of ING Groep, N.V. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.


The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. The Adviser and Sub-Adviser use a process to determine the target allocations for each Portfolio, as described below:

     1. The Sub-Adviser determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, the Sub-Adviser employs its own proprietary modeling techniques. The Sub-Adviser also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by the Sub-Adviser, and which provides

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

          research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.


     2. The Sub-Adviser determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, the Sub-Adviser considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. The Sub-Adviser may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. The Adviser supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by the Sub-Adviser.


The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolios' applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, underlying fund allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 5.


                                                                     ING MARKETSTYLE
                                ING MARKETSTYLE                      MODERATE GROWTH                      ING MARKETSTYLE
                               MODERATE PORTFOLIO                       PORTFOLIO                         GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER    ING Investments, LLC                 ING Investments, LLC                 ING Investments, LLC

INVESTMENT PROFILE    Your focus is on keeping pace with   You want the opportunity for         You seek an investment geared for
                      inflation. Income and capital        long-term moderate growth.           growth and can tolerate market-
                      appreciation desired.                                                     swings.

SHORTER INVESTMENT                                                                                   LONGER INVESTMENT HORIZON
    HORIZON

INVESTMENT OBJECTIVE  Growth of capital and current        Growth of capital and a low to       Growth of capital and little or no
                      income.                              moderate level of current income.    current income.

MAIN INVESTMENTS      A combination of Underlying Funds    A combination of Underlying Funds    A combination of Underlying Funds
                      according to a formula that over     according to a formula that over     according to a formula that over
                      time should reflect an allocation    time should reflect an allocation    time should reflect an allocation
                      of approximately 50% in equity       of approximately 65% in equity       of approximately 80% in equity
                      securities and 50% in fixed income   securities and 35% in fixed income   securities and 20% in fixed income
                      securities.                          securities.                          securities.

                                                                     ING MARKETSTYLE
                                ING MARKETSTYLE                      MODERATE GROWTH                      ING MARKETSTYLE
                               MODERATE PORTFOLIO                       PORTFOLIO                         GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET      U.S. Large-Capitalization            U.S. Large-Capitalization            U.S. Large-Capitalization
ALLOCATION TARGETS     Stocks                        24%    Stocks                        30%    Stocks                          37%
(AS OF AUGUST 1,      U.S. Mid-Capitalization              U.S. Mid-Capitalization              U.S. Mid-Capitalization
2005)(1)               Stocks                         7%    Stocks                         9%    Stocks                          12%
                      U.S. Small-Capitalization            U.S. Small-Capitalization            U.S. Small-Capitalization
                       Stocks                         6%    Stocks                         9%    Stocks                          11%
                      Non-U.S./International               Non U.S./International               Non U.S./International
                       Stocks                        13%    Stocks                        17%    Stocks                          20%
                      Intermediate-Term Bonds        20%   Intermediate-Term Bonds        18%   Intermediate-Term Bonds          13%
                      Short-Term Bonds               20%   Short-Term Bonds               12%   Short-Term Bonds                  7%
                      Cash                           10%   Cash                            5%   Cash                              0%

   LOWER RISK                                                                                                HIGHER RISK

MAIN RISKS            Credit Risk, Derivatives Risk,       Credit Risk, Derivatives Risk,       Credit Risk, Derivatives Risk,
THE MARKETSTYLE       Foreign Investment Risk, Inflation   Foreign Investment Risk, Inflation   Foreign Investment Risk, Inflation
PORTFOLIOS ARE        Risk, Mortgage-Related Securities    Risk, Interest Rate Risk,            Risk, Interest Rate Risk,
EXPOSED TO THE SAME   Risk, Price Volatility Risk, and     Mortgage-Related Securities Risk,    Mortgage-Related Securities Risk,
RISKS AS THE          REIT Risk.                           Price Volatility Risk, and REIT      Price Volatility Risk, and REIT
UNDERLYING FUNDS IN                                        Risk.                                Risk.
DIRECT PROPORTION TO
THE ALLOCATION OF
ASSETS AMONG
UNDERLYING FUNDS. AN
INVESTOR MAY LOSE
MONEY IN EACH
PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                         U.S. Large-Capitalization Stocks           24%
                         U.S. Mid-Capitalization Stocks              7%
                         U.S. Small-Capitalization Stocks            6%
                         Non-U.S./International Stocks              13%
                         Intermediate-Term Bonds                    20%
                         Short-Term Bonds                           20%
                         Cash                                       10%



The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                         U.S. Large-Capitalization Stocks           30%
                         U.S. Mid-Capitalization Stocks              9%
                         U.S. Small-Capitalization Stocks            9%
                         Non-U.S./International Stocks              17%
                         Intermediate-Term Bonds                    18%
                         Short-Term Bonds                           12%
                         Cash                                        5%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                         U.S. Large-Capitalization Stocks           37%
                         U.S. Mid-Capitalization Stocks             12%
                         U.S. Small-Capitalization Stocks           11%
                         Non-U.S./International Stocks              20%
                         Intermediate-Term Bonds                    13%
                         Short-Term Bonds                            7%
                         Cash                                        0%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold Class S shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Class S shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolios.

                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                                    DISTRIBUTION                           TOTAL                       TOTAL NET
                                        MANAGEMENT    (12b-1)     SHAREHOLDER   OTHER    OPERATING     WAIVERS AND     OPERATING
              PORTFOLIO                     FEE         FEE       SERVICE FEE  EXPENSES   EXPENSES   REIMBURSEMENTS(2)  EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                 0.08%        none         0.25%       0.05%      0.38%        (0.05%)          0.33%
  ING MarketStyle Moderate Growth          0.08%        none         0.25%       0.05%      0.38%        (0.05%)          0.33%
  ING MarketStyle Growth                   0.08%        none         0.25%       0.05%      0.38%        (0.05%)          0.33%



(1) This table shows the estimated operating expenses for the Class S shares of the Portfolios as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the MarketStyle Portfolios had not commenced operations as of December 31, 2004.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:


                                                                                 TOTAL ANNUAL
                                                                                   OPERATING   FEE WAIVER BY  NET OPERATING
            UNDERLYING FUNDS                                                       EXPENSES       ADVISER       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
  ING Limited Maturity Bond Portfolio                                                0.28%            -           0.28%
  ING Liquid Assets Portfolio                                                        0.29%            -           0.29%
  ING VP Index Plus International Equity Portfolio(1)                                0.67%        (0.12)%         0.55%
  ING VP Index Plus LargeCap Portfolio                                               0.44%            -           0.44%
  ING VP Index Plus MidCap Portfolio                                                 0.49%            -           0.49%
  ING VP Index Plus SmallCap Portfolio                                               0.49%            -           0.49%
  ING VP Intermediate Bond Portfolio                                                 0.48%            -           0.48%



(1) As the Underlying Portfolio had not commenced operations as of December 31, 2004, the expense ratios are estimated for the first fiscal year of operations.


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                          WAIVERS AND     NET OPERATING
              PORTFOLIO                                      TOTAL OPERATING EXPENSES   REIMBURSEMENTS      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                                            0.83%                 (0.06)%           0.77%
  ING MarketStyle Moderate Growth                                     0.85%                 (0.07)%           0.78%
  ING MarketStyle Growth                                              0.89%                 (0.08)%           0.81%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolios' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of each Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


                      PORTFOLIO                                                1 YEAR     3 YEARS
--------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                                                     $   79     $   259
  ING MarketStyle Moderate Growth                                              $   80     $   264
  ING MarketStyle Growth                                                       $   83     $   276

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of the Adviser, the Sub-Adviser determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)   economic and market forecasts;

   (iii)  proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)    the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. It may take time to implement changes in the target allocations. The Adviser may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the Underlying Funds.

The Adviser and Sub-Adviser intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, the Sub-Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If the Adviser or Sub-Adviser believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers ("Portfolio Managers"). This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 14 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER          UNDERLYING FUND       INVESTMENT OBJECTIVE           MAIN INVESTMENTS               MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING Limited Maturity   Highest current income    Invests at least 80% of its  Active or frequent trading
Directed Services, Inc.    Bond Portfolio         consistent with low risk  net assets in a diversified  risk, debt securities
                                                  to principal and          portfolio of bonds that are  risk, derivatives risk,
PORTFOLIO MANAGER:                                liquidity. As a           primarily limited maturity   foreign investment risk,
ING Investment                                    secondary objective,      debt securities. These       income risk, interest rate
Management Co.                                    seeks to enhance its      short- to intermediate-term  risk, manager risk, market
                                                  total return through      debt securities have         capitalization risk,
                                                  capital appreciation      remaining maturities of      mid-cap company risk,
                                                  when market factors       seven years or less. The     mortgage-related
                                                  indicate that capital     dollar-weighted average      securities risk, portfolio
                                                  appreciation may be       maturity of the Portfolio    turnover risk, prepayment
                                                  available without         will not exceed five years   or call risk, REIT risk,
                                                  significant risk to       and in periods of rising     sector risk, securities
                                                  principal.                interest rates may be        lending risk and small
                                                                            shortened to one year or     company risk.
                                                                            less. Under normal
                                                                            conditions, maintains
                                                                            significant exposure to
                                                                            government securities. May
                                                                            invest in non-government
                                                                            securities issued by
                                                                            companies of all sizes only
                                                                            if rated Baa3 or better by
                                                                            Moody's or BBB- or better
                                                                            by S&P. Money market
                                                                            securities must be rated in
                                                                            the two highest rating
                                                                            categories by Moody's or
                                                                            S&P. May invest in
                                                                            preferred stock, securities
                                                                            of foreign governments and
                                                                            supranational
                                                                            organizations, mortgage-
                                                                            and asset-backed
                                                                            securities, mortgage bonds,
                                                                            municipal bonds, notes and
                                                                            commercial paper and debt
                                                                            securities of foreign
                                                                            issuers. May engage in
                                                                            dollar roll transactions
                                                                            and swap agreements. May
                                                                            use options and futures
                                                                            contracts.

INVESTMENT ADVISER:        ING Liquid Assets      High level of current     Strives to maintain a        Credit risk, income risk,
Directed Services, Inc.    Portfolio              income consistent with    stable $1 per share net      interest rate risk,
                                                  the preservation of       asset value and its          manager risk, securities
PORTFOLIO MANAGER:                                capital and liquidity.    investment strategy focuses  lending risk and U.S.
ING Investment                                                              on safety of principal,      government securities
Management Co.                                                              liquidity and yield, in      risk.
                                                                            order of importance, to
                                                                            achieve this goal. The
                                                                            Portfolio may invest in
                                                                            U.S. Treasury and U.S.
                                                                            government agency
                                                                            securities, fully
                                                                            collateralized repurchase
                                                                            agreements; bank
                                                                            obligations, including
                                                                            certificates of deposit,
                                                                            time deposits, and bankers'
                                                                            acceptances; commercial
                                                                            paper; asset-backed
                                                                            securities; variable or
                                                                            floating rate securities,
                                                                            including variable rate
                                                                            demand obligations; debt
                                                                            securities with special
                                                                            features such as puts, or
                                                                            maturity extension
                                                                            arrangements; short-term
                                                                            corporate debt securities
                                                                            other than commercial
                                                                            paper; shares of other
                                                                            investment companies (not
                                                                            to exceed 10%);
                                                                            credit-linked notes;
                                                                            reverse repurchase
                                                                            agreements; structured
                                                                            securities; and guaranteed
                                                                            investment contracts.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER          UNDERLYING FUND       INVESTMENT OBJECTIVE          MAIN INVESTMENTS                MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING VP Index Plus      Seeks to outperform the   Invests at least 80% of its  Convertible securities
Directed Services, Inc.    International Equity   total return performance  assets in stocks included    risk, derivatives risk,
                           Portfolio              of the Morgan Stanley     in the MSCI EAFE(R) Index    equity securities risk,
PORTFOLIO MANAGER:                                Capital International     convertible securities that  foreign investment risk,
ING Investment                                    Europe Australasia and    are convertible into stocks  index strategy risk
Management Advisors, B.V.                         Far East Index ("MSCI     included in the MSCI         manager risk, market and
                                                  EAFE(R) Index"), while    EAFE(R) Index,               company risk, market
                                                  maintaining a market      exchange-traded funds        capitalization risk market
                                                  level of risk.            ("ETFs"), and derivatives    trends risk, other
                                                                            (including futures and       investment companies risk,
                                                                            options) whose economic      and securities lending
                                                                            returns are similar to the   risk.
                                                                            MSCI EAFE(R) Index or its
                                                                            components. At any one
                                                                            time, the Portfolio Manager
                                                                            generally includes in the
                                                                            Portfolio between 300 and
                                                                            400 of the stocks included
                                                                            in the MSCI EAFE(R) Index.
                                                                            Although the Portfolio will
                                                                            not hold all the stocks in
                                                                            the MSCI EAFE(R) Index, the
                                                                            Portfolio Manager expects
                                                                            that there will be a close
                                                                            correlation between the
                                                                            performance of the
                                                                            Portfolio and that of the
                                                                            Index in both rising and
                                                                            falling markets.

INVESTMENT ADVISER:        ING VP Index Plus      Outperform the total      At least 80% of assets in    Derivatives risk, manager
ING Investments, LLC       LargeCap Portfolio     return performance of     equity securities included   risk, price volatility
                                                  the Standard & Poor's     in the S&P 500 Index. May    risk and securities
PORTFOLIO MANAGER:                                500 Composite Stock       invest in derivatives.       lending risk.
ING Investment                                    Price Index ("S&P 500
Management Co.                                    Index"), while
                                                  maintaining a market
                                                  level of risk.

INVESTMENT ADVISER:        ING VP Index Plus      Outperform the total      At least 80% of assets in    Derivatives risk, manager
ING Investments, LLC       MidCap Portfolio       return performance of     equity securities included   risk mid-cap company risk,
                                                  the Standard & Poor's     in the S&P 400 Index. May    price volatility risk, and
PORTFOLIO MANAGER:                                MidCap 400 Index ("S&P    invest in derivations.       securities lending risk.
ING Investment                                    400 Index"), while
Management Co.                                    maintaining a market
                                                  level of risk.

INVESTMENT ADVISER:        ING VP Index Plus      Outperform the total      At least 80% of assets in    Derivatives risk, manager
ING Investments, LLC       SmallCap Portfolio     return performance of     stocks included in the S&P   risk, price volatility
                                                  the Standard & Poor's     600 Index. May invest in     risk, securities lending
PORTFOLIO MANAGER:                                SmallCap 600 Index ("S&P  derivatives.                 risk and small-company
ING Investment                                    600 Index"), while                                     risk.
Management Co.                                    maintaining a market
                                                  level of risk.

INVESTMENT ADVISER:        ING VP Intermediate    Maximize total return     Under normal conditions,     Credit risk, debt
ING Investments, LLC       Bond Portfolio         consistent with           invests at least 80% of its  securities risk,
                                                  reasonable risk.          assets in a portfolio of     derivatives risk,
PORTFOLIO MANAGER:                                                          bonds including corporate,   extension risk, foreign
ING Investment                                                              government and mortgage      investing risk, high-yield
Management Co.                                                              bonds, which, at the time    debt securities risk,
                                                                            of purchase, are rated       interest rate risk,
                                                                            investment grade. May also   mortgage-related
                                                                            invest in high-yield bonds   securities risk, portfolio
                                                                            ("junk bonds") but will      turnover risk, prepayment
                                                                            seek to maintain a minimum   or call risk, price
                                                                            average quality rating of    volatility risk,
                                                                            investment grade. May also   securities lending risk
                                                                            invest in preferred stocks,  and U.S. government
                                                                            high quality money market    securities risk.
                                                                            instruments, municipal
                                                                            bonds, debt securities of
                                                                            foreign issuers, mortgage-
                                                                            and asset-backed
                                                                            securities, options and
                                                                            future contracts involving
                                                                            securities, security
                                                                            indices and interest rates.
                                                                            May engage in dollar roll
                                                                            transactions and swap
                                                                            agreements.

--------------------------------------------------------------------------------
                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolios depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolios or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, the Adviser, Sub-Adviser and Portfolio Manager are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and Portfolio Manager to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is affiliated with the Adviser. The Adviser subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, the Adviser, Sub-Adviser and Portfolio Manager may believe that a redemption from an Underlying Fund will be harmful to that Fund or to the Adviser or an affiliate. Therefore, the Adviser, Sub-Adviser and Portfolio Manager may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that the Sub-Adviser's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

--------------------------------------------------------------------------------
                      MORE INFORMATION ON RISKS (CONTINUED)
--------------------------------------------------------------------------------

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market countries. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of

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investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

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INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor

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growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be


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unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


INVESTMENT ADVISER. ING Investments, LLC ("Adviser") serves as the investment adviser to each of the Portfolios. The Adviser is registered with the SEC as an investment adviser. The Adviser is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with


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approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The Adviser began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, the Adviser managed over $39.2 billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The Adviser, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, the Adviser oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to the Portfolio Manager the responsibility for investment management, subject to the Adviser's oversight. The Adviser monitors the investment activities of the Portfolio Manager. From time to time, the Adviser also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and the Adviser received exemptive relief from the SEC to permit the Adviser, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


For its investment management services provided to each Portfolio, the Adviser will receive a management fee equal to 0.08% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the Portfolios' Statement of Additional Information ("SAI").

SUB-ADVISER. ING Investment Management Co. ("Sub-Adviser") serves as sub-adviser to the Portfolios. The Sub-Adviser is registered with the SEC as an investment adviser. The Sub-Adviser began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of June 30, 2005, the Sub-Adviser managed approximately $57.6 billion in assets. The principal address of the Sub-Adviser is 230 Park Avenue New York, New York, 10169.


The Sub-Adviser has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.


Shiv Mehta has managed the Portfolios since their inception. He joined ING in 2004 as head of the Sub-Adviser's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.


Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined the Sub-Adviser in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by the Sub-Adviser.


The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by each Portfolio Manager and the Portfolio Managers' ownership of securities in the Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to the Sub-Adviser. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides


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integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


Each Portfolio's shares are classified into Class S, Service 2 Class, Adviser Class and Institutional Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


SERVICE FEES. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Agreement, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolios held by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. None of the

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Portfolios or DSI is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your Variable Contract is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus for additional information about how this works.


INFORMATION FOR INVESTORSINTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding

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--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. The MarketStyle Portfolios posts their portfolio holdings schedule on their website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the MarketStyle Portfolios will post the quarter ending June 30 holdings on August
1). The MarketStyle Portfolios' portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolio's website until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV

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--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -   Securities of an issuer that has entered into a restructuring;

   -   Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

   -   Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolios had not commenced operations as of the date of this Prospectus, no financial highlights are available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments is available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


07/29/05

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
SERVICE 2 CLASS


This Prospectus is designed to help you make informed decisions about investments in the ING MarketStyle Portfolios listed below (each a "Portfolio" and collectively, the "MarketStyle Portfolios"), which first began offering shares on August 1, 2005. Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds and uses asset allocation strategies to determine how much to invest in the underlying funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO


NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE
SERVICE 2 CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                       PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                  2
   An Introduction to the MarketStyle
     Portfolios                                           2
   An Introduction to the Asset
     Allocation Process                                   2

DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                 4
   ING MarketStyle Moderate Portfolio                     5
   ING MarketStyle Moderate Growth Portfolio              6
   ING MarketStyle Growth Portfolio                       7

PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                       8
   Examples                                              10

MORE INFORMATION ON INVESTMENT STRATEGIES
   Definitions of Certain Investment Terms
   More on the Asset Allocation Process                  11
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                   11

DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                      12

MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss         14
   Performance of the Underlying Funds Will Vary         14
   Temporary Defensive Positions                         14
   Conflict of Interest                                  14
   Risk Associated with an Investment in the
     Underlying Funds                                    14

MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the MarketStyle Portfolios              19
   Information about Ibbotson Associates                 20
   Portfolio Distribution                                20
   Additional Information Regarding Classes
     of Shares                                           21
   Rule 12b-1 Distribution Fees                          21
   Service Fees                                          21
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                  21
   Administrator                                         22

INFORMATION FOR INVESTORS                                22
   About Your Investment                                 22
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                    22
   Frequent Trading - Market Timing                      23
   Portfolio Holdings Disclosure Policy                  24
   Net Asset Value                                       24
   Additional Information About the
     MarketStyle Portfolios                              25
   Percentage and Rating Limitation                      25
   A Word About Portfolio Diversity                      25
   Taxes and Distributions                               25
   Reports to Shareholders                               26
   Financial Highlights                                  26

WHERE TO GO TO OBTAIN MORE INFORMATION                 back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to Service 2 Class shares. For more information about Service 2 Class shares, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("Adviser") is the investment adviser and ING Investment Management Co. ("Sub-Adviser") is the sub-adviser of each Portfolio. The Adviser and Sub-Adviser are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") a global financial institution active in the fields of insurance, banking and asset management.

The MarketStyle Portfolios invest primarily in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and the Adviser, each of which is an indirect subsidiary of ING Groep, N.V. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.


The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. The Adviser and Sub-Adviser use a process to determine the target allocations for each Portfolio, as described below:

     1. The Sub-Adviser determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, the Sub-Adviser employs its own proprietary modeling techniques. The Sub-Adviser also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by the Sub-Adviser, and which provides

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                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

          research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.


     2. The Sub-Adviser determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, the Sub-Adviser considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. The Sub-Adviser may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. The Adviser supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by the Sub-Adviser.


The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolios' applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, underlying fund allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 5.


                                                                            ING MARKETSTYLE
                                           ING MARKETSTYLE                  MODERATE GROWTH                 ING MARKETSTYLE
                                          MODERATE PORTFOLIO                   PORTFOLIO                    GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                 ING Investments, LLC             ING Investments, LLC            ING Investments, LLC

INVESTMENT PROFILE                 Your focus is on keeping pace    You want the opportunity for    You seek an investment geared
                                   with inflation. Income and       long-term moderate growth.      for growth and can tolerate
                                   capital appreciation desired.                                    market-swings.

   SHORTER INVESTMENT HORIZON      < ---------------------------------------------------------- >    LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE               Growth of capital and current    Growth of capital and a low     Growth of capital and little
                                   income.                          to moderate level of current    or no current income.
                                                                    income.

MAIN INVESTMENTS                   A combination of Underlying      A combination of Underlying     A combination of Underlying
                                   Funds according to a formula     Funds according to a formula    Funds according to a formula
                                   that over time should reflect    that over time should           that over time should reflect
                                   an allocation of approximately   reflect an allocation of        an allocation of approximately
                                   50% in equity securities and     approximately 65% in equity     80% in equity securities and
                                   50% in fixed income securities.  securities and 35% in fixed     20% in fixed income
                                                                    income securities.              securities.

                                                                           ING MARKETSTYLE
                                           ING MARKETSTYLE                 MODERATE GROWTH                  ING MARKETSTYLE
                                          MODERATE PORTFOLIO                   PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION        U.S. Large-Capitalization        U.S. Large-Capitalization       U.S. Large-Capitalization
TARGETS (AS OF AUGUST 1, 2005)(1)  Stocks                      24%  Stocks                     30%  Stocks                     37%
                                   U.S. Mid-Capitalization          U.S. Mid-Capitalization         U.S. Mid-Capitalization
                                   Stocks                       7%  Stocks                      9%  Stocks                     12%
                                   U.S. Small-Capitalization        U.S. Small-Capitalization       U.S. Small-Capitalization
                                   Stocks                       6%  Stocks                      9%  Stocks                     11%
                                   Non-U.S./International           Non U.S./International          Non U.S./International
                                   Stocks                      13%  Stocks                     17%  Stocks                     20%
                                   Intermediate-Term Bonds     20%  Intermediate-Term Bonds    18%  Intermediate-Term Bonds    13%
                                   Short-Term Bonds            20%  Short-Term Bonds           12%  Short-Term Bonds            7%
                                   Cash                        10%  Cash                        5%  Cash                        0%

        LOWER RISK                 < ----------------------------------------------------------- >          HIGHER RISK

MAIN RISKS                         Credit Risk, Derivatives Risk,   Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,
THE MARKETSTYLE PORTFOLIOS ARE     Foreign Investment Risk,         Foreign Investment Risk,        Foreign Investment Risk,
EXPOSED TO THE SAME RISKS AS THE   Inflation Risk,                  Inflation Risk, Interest Rate   Inflation Risk, Interest Rate
UNDERLYING FUNDS IN DIRECT         Mortgage-Related Securities      Risk, Mortgage-Related          Risk, Mortgage-Related
PROPORTION TO THE ALLOCATION OF    Risk, Price Volatility Risk,     Securities Risk, Price          Securities Risk, Price
ASSETS AMONG UNDERLYING FUNDS.     and REIT Risk.                   Volatility Risk, and REIT       Volatility Risk, and REIT
AN INVESTOR MAY LOSE MONEY IN                                       Risk.                           Risk.
EACH PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                U.S. Large-Capitalization Stocks      24%
                U.S. Mid-Capitalization Stocks         7%
                U.S. Small-Capitalization Stocks       6%
                Non-U.S./International Stocks         13%
                Intermediate-Term Bonds               20%
                Short-Term Bonds                      20%
                Cash                                  10%



The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                U.S. Large-Capitalization Stocks      30%
                U.S. Mid-Capitalization Stocks         9%
                U.S. Small-Capitalization Stocks       9%
                Non-U.S./International Stocks         17%
                Intermediate-Term Bonds               18%
                Short-Term Bonds                      12%
                Cash                                   5%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                U.S. Large-Capitalization Stocks      37%
                U.S. Mid-Capitalization Stocks        12%
                U.S. Small-Capitalization Stocks      11%
                Non-U.S./International Stocks         20%
                Intermediate-Term Bonds               13%
                Short-Term Bonds                       7%
                Cash                                   0%


The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and REIT Risk.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 11, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 11 and "More Information on Risks" on page 14 of this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Service 2 Class shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolios.


                             SERVICE 2 CLASS SHARES

                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                 DISTRIBUTION                           TOTAL                      TOTAL NET
                                    MANAGEMENT      (12b-1)    SHAREHOLDER   OTHER    OPERATING    WAIVERS AND     OPERATING
            PORTFOLIO                   FEE          FEE(2)    SERVICE FEE  EXPENSES   EXPENSES  REIMBURSEMENTS(3)  EXPENSES
----------------------------------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate              0.08%        0.25%         0.25%      0.05%      0.63%        (0.15)%         0.48%
  ING MarketStyle Moderate Growth       0.08%        0.25%         0.25%      0.05%      0.63%        (0.15)%         0.48%
  ING MarketStyle Growth                0.08%        0.25%         0.25%      0.05%      0.63%        (0.15)%         0.48%



(1) This table shows the estimated operating expenses for the Service 2 Class shares of the Portfolios as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of each Portfolio, so that the actual fee paid by each Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee this waiver will continue after that date.

(3) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:


                                                                               TOTAL ANNUAL
                                                                                 OPERATING   FEE WAIVER BY  NET OPERATING
          UNDERLYING FUNDS                                                       EXPENSES       ADVISER       EXPENSES
-------------------------------------------------------------------------------------------------------------------------
  ING Limited Maturity Bond Portfolio                                               0.28%            -          0.28%
  ING Liquid Assets Portfolio                                                       0.29%            -          0.29%
  ING VP Index Plus International Equity Portfolio(1)                               0.67%        (0.12)%        0.55%
  ING VP Index Plus LargeCap Portfolio                                              0.44%            -          0.44%
  ING VP Index Plus MidCap Portfolio                                                0.49%            -          0.49%
  ING VP Index Plus SmallCap Portfolio                                              0.49%            -          0.49%
  ING VP Intermediate Bond Portfolio                                                0.48%            -          0.48%



(1) As the Underlying Portfolio had not commenced operations as of December 31, 2004, the expense ratios are estimated for the first fiscal year of operations.


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                        WAIVERS AND          NET OPERATING
            PORTFOLIO                                  TOTAL OPERATING EXPENSES       REIMBURSEMENTS           EXPENSES
--------------------------------------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                                       1.08%                    (0.16)%                0.92%
  ING MarketStyle Moderate Growth                                1.10%                    (0.17)%                0.93%
  ING MarketStyle Growth                                         1.14%                    (0.18)%                0.96%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in Service 2 Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolios' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Service 2 Class shares of each Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



           PORTFOLIO                                                       1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------
  ING MarketStyle Moderate                                                  $ 94       $ 328
  ING MarketStyle Moderate Growth                                           $ 95       $ 333
  ING MarketStyle Growth                                                    $ 98       $ 344

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of the Adviser, the Sub-Adviser determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, the Sub-Adviser uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)   economic and market forecasts;

     (iii)  proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)    the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. It may take time to implement changes in the target allocations. The Adviser may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the Underlying Funds.

The Adviser and Sub-Adviser intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, the Sub-Adviser may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If the Adviser or Sub-Adviser believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers ("Portfolio Managers"). This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 14 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Limited Maturity       Highest current income     Invests at least 80% of    Active or frequent
Directed Services, Inc.   Bond Portfolio             consistent with low risk   its net assets in a        trading risk, debt
                                                     to principal and           diversified portfolio of   securities risk,
PORTFOLIO MANAGER:                                   liquidity. As a secondary  bonds that are primarily   derivatives risk, foreign
ING Investment                                       objective, seeks to        limited maturity debt      investment risk, income
Management Co.                                       enhance its total return   securities. These short-   risk, interest rate risk,
                                                     through capital            to intermediate-term debt  manager risk, market
                                                     appreciation when market   securities have remaining  capitalization risk,
                                                     factors indicate that      maturities of seven years  mid-cap company risk,
                                                     capital appreciation may   or less. The               mortgage-related
                                                     be available without       dollar-weighted average    securities risk,
                                                     significant risk to        maturity of the Portfolio  prepayment or call risk,
                                                     principal.                 will not exceed five       portfolio turnover risk,
                                                                                years and in periods of    REIT risk, sector risk,
                                                                                rising interest rates may  securities lending risk
                                                                                be shortened to one year   and small company risk.
                                                                                or less. Under normal
                                                                                conditions, maintains
                                                                                significant exposure to
                                                                                government securities.
                                                                                May invest in
                                                                                non-government securities
                                                                                issued by companies of
                                                                                all sizes only if rated
                                                                                Baa3 or better by Moody's
                                                                                or BBB- or better by S&P.
                                                                                Money market securities
                                                                                must be rated in the two
                                                                                highest rating categories
                                                                                by Moody's or S&P. May
                                                                                invest in preferred
                                                                                stock, securities of
                                                                                foreign governments and
                                                                                supranational
                                                                                organizations, mortgage-
                                                                                and asset-backed
                                                                                securities, mortgage
                                                                                bonds, municipal bonds,
                                                                                notes and commercial
                                                                                paper and debt securities
                                                                                of foreign issuers. May
                                                                                engage in dollar roll
                                                                                transactions and swap
                                                                                agreements. May use
                                                                                options and futures
                                                                                contracts.

INVESTMENT ADVISER:        ING Liquid Assets         High level of current      Strives to maintain a      Credit risk, income risk,
Directed Services, Inc.    Portfolio                 income consistent with     stable $1 per share net    interest rate risk,
                                                     the preservation of        asset value and its        manager risk, securities
PORTFOLIO MANAGER:                                   capital and liquidity.     investment strategy        lending risk and U.S.
ING Investment                                                                  focuses on safety of       government securities
Management Co.                                                                  principal, liquidity and   risk.
                                                                                yield, in order of
                                                                                importance, to achieve
                                                                                this goal. May invest in
                                                                                U.S. Treasury and U.S.
                                                                                government agency
                                                                                securities, fully
                                                                                collateralized repurchase
                                                                                agreements; bank
                                                                                obligations, including
                                                                                certificates of deposit,
                                                                                time deposits, and
                                                                                bankers' acceptances;
                                                                                commercial paper;
                                                                                asset-backed securities;
                                                                                variable or floating rate
                                                                                securities, including
                                                                                variable rate demand
                                                                                obligations; debt
                                                                                securities with special
                                                                                features such as puts, or
                                                                                maturity extension
                                                                                arrangements; short-term
                                                                                corporate debt securities
                                                                                other than commercial
                                                                                paper; shares of other
                                                                                investment companies (not
                                                                                to exceed 10%);
                                                                                credit-linked notes;
                                                                                reverse repurchase
                                                                                agreements; structured
                                                                                securities; and
                                                                                guaranteed investment
                                                                                contracts.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND         INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus          Seeks to outperform the    Invests at least 80% of    Convertible securities
Directed Services, Inc.   International Equity       total return performance   its assets in stocks       risk, derivatives risk,
                          Portfolio                  of the Morgan Stanley      included in the MSCI       equity securities risk,
PORTFOLIO MANAGER:                                   Capital International      EAFE(R) Index .            foreign investment risk,
ING Investment                                       Europe Australasia and     convertible securities     index strategy risk,
Management Advisors, B.V.                            Far East Index ("MSCI      that are convertible into  manager risk, market and
                                                     EAFE(R) Index"), while     stocks included in the     company risk, market
                                                     maintaining a market       MSCI EAFE(R) Index,        capitalization risk,
                                                     level of risk.             exchange-traded funds      market trends risk, other
                                                                                ("ETFs"), and derivatives  investment companies, and
                                                                                (including futures and     securities lending risk.
                                                                                options) whose economic
                                                                                returns are similar to
                                                                                the MSCI EAFE(R) Index or
                                                                                its components. At any
                                                                                one time, the Portfolio
                                                                                Manager generally
                                                                                includes in the Portfolio
                                                                                between 300 and 400 of
                                                                                the stocks included in
                                                                                the MSCI EAFE(R) Index.
                                                                                Although the Portfolio
                                                                                will not hold all the
                                                                                stocks in the MSCI
                                                                                EAFE(R) Index, the
                                                                                Portfolio Manager expects
                                                                                that there will be a
                                                                                close correlation between
                                                                                the performance of the
                                                                                Portfolio and that of the
                                                                                Index in both rising and
                                                                                falling markets

INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total       At least 80% of assets in  Derivatives risk, manager
ING Investments, LLC      LargeCap Portfolio         return performance of the  equity securities          risk, price volatility
                                                     Standard & Poor's 500      included in the S&P 500    risk and securities
PORTFOLIO MANAGER:                                   Composite Stock Price      Index. May invest in       lending risk.
ING Investment                                       Index ("S&P 500 Index"),   derivatives.
Management Co.                                       while maintaining a
                                                     market level of risk.

INVESTMENT ADVISER:       ING VP Index Plus MidCap   Outperform the total       At least 80% of assets in  Derivatives risk, manager
ING Investments, LLC      Portfolio                  return performance of the  equity securities          risk mid-cap company
                                                     Standard & Poor's MidCap   included in the S&P 400    risk, price volatility
PORTFOLIO MANAGER:                                   400 Index ("S&P 400        Index. May invest in       risk, and securities
ING Investment                                       Index"), while             derivations.               lending risk.
Management Co.                                       maintaining a market
                                                     level of risk.

INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total       At least 80% of assets in  Derivatives risk, manager
ING Investments, LLC      SmallCap Portfolio         return performance of the  stocks included in the     risk, price volatility
                                                     Standard & Poor's          S&P 600 Index. May invest  risk, securities lending
PORTFOLIO MANAGER:                                   SmallCap 600 Index ("S&P   in derivatives.            risk and small-company
ING Investment                                       600 Index"), while                                    risk.
Management Co.                                       maintaining a market
                                                     level of risk.

INVESTMENT ADVISER:       ING VP Intermediate        Maximize total return      Under normal conditions,   Credit risk, debt
ING Investments, LLC      Bond Portfolio             consistent with            invests at least 80% of    securities risk,
                                                     reasonable risk.           its assets in a portfolio  derivatives risk,
PORTFOLIO MANAGER:                                                              of bonds including         extension risk, foreign
ING Investment                                                                  corporate, government and  investing risk,
Management Co.                                                                  mortgage bonds, which, at  high-yield debt
                                                                                the time of purchase, are  securities risk, interest
                                                                                rated investment grade.    rate risk,
                                                                                May also invest in         mortgage-related
                                                                                high-yield bonds ("junk    securities risk,
                                                                                bonds") but will seek to   portfolio turnover risk,
                                                                                maintain a minimum         prepayment or call risk,
                                                                                average quality rating of  price volatility risk,
                                                                                investment grade. May      securities lending risk
                                                                                also invest in preferred   and U.S. government
                                                                                stocks, high quality       securities risk.
                                                                                money market instruments,
                                                                                municipal bonds, debt
                                                                                securities of foreign
                                                                                issuers, mortgage- and
                                                                                asset-backed securities,
                                                                                options and future
                                                                                contracts involving
                                                                                securities, security
                                                                                indices and interest
                                                                                rates. May engage in
                                                                                dollar roll transactions
                                                                                and swap agreements.


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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the Adviser's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolios depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolios or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, the Adviser, Sub-Adviser and Portfolio Manager are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and Portfolio Manager to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. The Adviser subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, the Adviser, Sub-Adviser and Portfolio Manager may believe that a redemption from an Underlying Fund will be harmful to that Fund or to the Adviser or an affiliate. Therefore, the Adviser, Sub-Adviser and Portfolio Manager may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that the Sub-Adviser's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

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ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market countries. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or

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approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities

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at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying


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real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


INVESTMENT ADVISER. ING Investments, LLC ("Adviser") serves as the investment adviser to each of the Portfolios. The Adviser is registered with the SEC as an investment adviser. The Adviser is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The Adviser began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, the Adviser managed over $39.2 billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


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The Adviser, subject to the supervision of the Board, acts as a
"manager-of-managers" for the Trust. In this capacity, the Adviser oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to the Portfolio Manager the responsibility for investment management, subject to the Adviser's oversight. The Adviser monitors the investment activities of the Portfolio Manager. From time to time, the Adviser also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and the Adviser received exemptive relief from the SEC to permit the Adviser, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


For its investment management services provided to each Portfolio, the Adviser will receive a management fee equal to 0.08% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the Portfolios' Statement of Additional Information ("SAI").

SUB-ADVISER. ING Investment Management Co. ("Sub-Adviser") serves as sub-adviser to the Portfolios. The Sub-Adviser is registered with the SEC as an investment adviser. The Sub-Adviser began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of June 30, 2005, the Sub-Adviser managed approximately $57.6 billion in assets. The principal address of the Sub-Adviser is 230 Park Avenue New York, New York, 10169.


The Sub-Adviser has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.


Shiv Mehta has managed the Portfolios since their inception. He joined ING in 2004 as head of the Sub-Adviser's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.


Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined the Sub-Adviser in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by the Sub-Adviser.


The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by each Portfolio Manager and the Portfolio Managers' ownership of securities in the Portfolios.


INFORMATION ABOUT IBBOTSON ASSOCIATES Ibbotson Associates serves as a consultant to the Sub-Adviser. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


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ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


Each Portfolio's shares are classified into Service 2 Class, Adviser Class, Institutional Class, and Service Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of each Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objective and policies and other information about the Trust and the MarketStyle Portfolios including the performance of the Portfolios' Service 2 Class shares;


(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and


(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 Class shares and their beneficial shareholders, including Variable Contract owners with interests in the MarketStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the MarketStyle Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' 12b-1 Plan and Agreement, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolios held by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


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The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper
Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. None of the Portfolios or DSI is a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your Variable Contract is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves


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as an investment medium for Variable Contracts and offers its shares directly to
Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified
Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. The MarketStyle Portfolios posts their portfolio holdings schedule on their website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the MarketStyle Portfolios will post the quarter ending June 30 holdings on August
1). The MarketStyle Portfolios' portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolio's website until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

Each Portfolio Manager to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

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When an insurance company or Qualified Plan is buying shares of the MarketStyle
Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You


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should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolios had not commenced operations as of the date of this Prospectus, no financial highlights are available.

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WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments is available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST
TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
ADVISER CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"), WHICH FIRST BEGAN OFFERING SHARES ON AUGUST 1, 2005. THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                 PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                            2
   An Introduction to the Portfolio                                 2
   An Overview of the Asset
     Allocation Process                                             2
DESCRIPTION OF THE PORTFOLIO                                        4
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                 5
   Example                                                          7
MORE INFORMATION ON INVESTMENT STRATEGIES
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                              8
DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                                 9
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                   12
   Performance of the Underlying Funds Will Vary                   12
   Conflict of Interest                                            12
   Risk Associated with an Investment in the
     Underlying Funds                                              12

MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the Portfolio                                     18
   Portfolio Distribution                                          20
   Additional Information Regarding Classes of
     Shares                                                        20
   Shareholder Services and Distribution Plan                      20
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                            20
   Administrator
INFORMATION FOR INVESTORS                                          21
   About Your Investment                                           21
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                              21
   Frequent Trading - Market Timing                                22
   Portfolio Holdings Disclosure Policy                            22
   Net Asset Value                                                 23
   Additional Information About the Portfolio                      23
   Percentage and Rating Limitation                                24
   A Word About Portfolio Diversity                                24
   Taxes and Distributions                                         24
   Reports to Shareholders                                         24
   Financial Highlights                                            24
WHERE TO GO TO OBTAIN MORE INFORMATION                           back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST


The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund of funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund of funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.


Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the MarketPro Portfolio in the context of your personal financial situation, investment objectives and other investments.


Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares. For more information about the ADV Class shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.


In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the Adviser may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO


INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


           U.S. Large-Capitalization Stocks - Value            20%

           U.S. Large-Capitalization Stocks - Growth           20%

           U.S. Large-Capitalization Stocks - Blend            20%

           Non-U.S./International Stocks                       10%

           Fixed-Income Securities                             30%



ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, and Price Volatility Risk.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the ADV Class shares of the Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                ADV CLASS SHARES

                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                         DISTRIBUTION                                  TOTAL                       TOTAL NET
                           MANAGEMENT      (12b-1)       SHAREHOLDER     OTHER       OPERATING     WAIVERS AND     OPERATING
PORTFOLIO                     FEE           FEE(2)       SERVICE FEE   EXPENSES(3)    EXPENSES  REIMBURSEMENTS(4)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ING MarketPro                 0.00%         0.50%           0.25%        0.10%         0.85%        (0.15)%          0.70%



(1) This table shows the estimated operating expenses of the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee this waiver will continue after that date.

(3) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4) ING Investments LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:



                                                        TOTAL ANNUAL
                                                          OPERATING      FEE WAIVER BY     NET OPERATING
            UNDERLYING FUNDS                              EXPENSES          ADVISER          EXPENSES
--------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                   0.76%               -              0.76%
ING JPMorgan Fleming International Equity Portfolio         1.00%               -              1.00%
ING Legg Mason Value Portfolio                              0.81%               -              0.81%
ING Marsico Growth Portfolio                                0.78%               -              0.78%
ING Mercury Large Cap Value Portfolio                       0.80%           (0.05)%            0.75%
ING Salomon Brothers Aggressive Growth Portfolio            0.82%               -              0.82%
ING T. Rowe Price Capital Appreciation Portfolio            0.67%               -              0.67%
ING Van Kampen Equity and Income Portfolio                  0.57%               -              0.57%
ING VP Intermediate Bond Portfolio                          0.48%               -              0.48%


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                                            WAIVERS,
                                                                         REIMBURSEMENTS   NET OPERATING
       PORTFOLIO                           TOTAL OPERATING EXPENSES     AND RECOUPMENTS     EXPENSES
-------------------------------------------------------------------------------------------------------
ING MarketPro                                       1.55%                    (0.15)%          1.40%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolio's direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Class shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                PORTFOLIO                                      1 YEAR   3 YEARS
-------------------------------------------------------------------------------
ING MarketPro                                                  $  143   $   475

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser ("Portfolio Managers"). This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS              MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING FMR(SM) Diversified  Long-term growth of        Invests at least 80% of    Active or frequent
Directed Services, Inc.   Mid Cap Portfolio        capital.                   assets in securities of    trading risk, derivatives
                                                                              companies with medium      risk, emerging markets
PORTFOLIO MANAGER:                                                            market capitalizations     risk, foreign investment
Fidelity Management &                                                         (defined as those whose    risk, growth stock risk,
Research Company                                                              market capitalization is   manager risk, market and
                                                                              similar to the market      company risk, market
                                                                              capitalization of          capitalization risk,
                                                                              companies in the Russell   mid-cap company risk,
                                                                              Midcap(R) Index or the     other investment
                                                                              S&P MidCap 400 Index).     companies risk, portfolio
                                                                              May invest in smaller or   turnover risk, small
                                                                              larger market              company risk, and value
                                                                              capitalizations. May       investing risk.
                                                                              invest up to 25% of total
                                                                              assets in foreign
                                                                              securities, including
                                                                              emerging markets, and may
                                                                              buy and sell futures
                                                                              contracts and other
                                                                              investment companies,
                                                                              including exchange-traded
                                                                              funds.

INVESTMENT ADVISER:       ING JPMorgan Fleming     Long-term growth of        Invests primarily (at      Credit risk, currency
ING Life Insurance and    International Equity     capital.                   least 65% of assets) in    risk, emerging markets
Annuity Company           Portfolio                                           the equity securities of   risk, foreign investment
                                                                              foreign companies that     risk, geographic focus
PORTFOLIO MANAGER:                                                            the Portfolio Manager      risk, high-yield, lower
JPMorgan Investment                                                           believes have higher       grade debt securities
Inc.                                                                          growth potential and are   risk, interest rate risk
                                                                              attractively valued.       and market and company
                                                                              Normally invests in a      risk.
                                                                              number of issuers in
                                                                              several countries other
                                                                              than the U.S. and will
                                                                              invest in both developed
                                                                              and developing markets.
                                                                              May also invest in debt
                                                                              securities issued by
                                                                              foreign and U.S.
                                                                              companies, including
                                                                              non-investment grade debt
                                                                              securities.

INVESTMENT ADVISER:       ING Legg Mason Value     Long-term growth of        Invests primarily in       Convertible securities
Directed Services, Inc.   Portfolio                capital.                   equity securities          risk, credit risk,
                                                                              (including foreign         currency risk, debt
PORTFOLIO MANAGER:                                                            securities). The           securities risk,
Legg Mason Funds                                                              securities may be listed   diversification risk,
Management, Inc.                                                              on a securities exchange   foreign investment risk,
                                                                              or traded in the           growth investing risk,
                                                                              over-the-counter market.   high yield, lower grade
                                                                              Generally invests in       debt securities risk,
                                                                              companies with market      interest rate risk,
                                                                              capitalizations greater    investment models risk,
                                                                              than $5 billion, but may   manager risk, market and
                                                                              invest in companies of     company risk, market
                                                                              any size. May invest up    trends risk,
                                                                              to 25% of assets in        over-the-counter
                                                                              long-term debt             investment risk,
                                                                              securities, and up to 10%  pre-payment or call risk
                                                                              of in high yield debt      and value investing
                                                                              securities. The Portfolio  risk.
                                                                              is non-diversified.

INVESTMENT ADVISER:       ING Marsico Growth       Capital appreciation.      Invests primarily in       Active or frequent
Directed Services, Inc.   Portfolio                                           equity securities of       trading risk, debt
                                                                              companies of any size,     securities risk,
PORTFOLIO MANAGER:                                                            selected for their growth  derivatives risk,
Marisco Capital                                                               potential. Will normally   emerging markets risk,
Management, LLC                                                               hold a core position of    foreign investment risk,
                                                                              between 35 and 50 common   growth investing risk,
                                                                              stocks primarily           high-yield, lower grade
                                                                              emphasizing larger         debt securities risk,
                                                                              companies. May also        manager risk, market and
                                                                              invest in foreign          company risk, market
                                                                              securities (including      capitalization risk,
                                                                              emerging markets);         market trends risk,
                                                                              derivatives; debt          mid-cap company risk,
                                                                              securities, including up   portfolio turnover risk,
                                                                              to 35% in high-yield debt  sector risk, and small
                                                                              securities; substantial    company risk.
                                                                              cash holdings in the
                                                                              absence of attractive
                                                                              investment opportunities;
                                                                              and, from time to time,
                                                                              investment of more than
                                                                              25% assets in securities
                                                                              of companies in one or
                                                                              more market sectors.
                                                                              Generally will not invest
                                                                              more than 25% of assets
                                                                              in a particular industry
                                                                              within a sector.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS              MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large Cap    Long-term growth of        Invests at least 80% in    Borrowing and leverage
Directed Services, Inc.   Value Portfolio          capital.                   equity securities of       risk, debt securities
                                                                              issuers of large           risk, derivatives risk,
PORTFOLIO MANAGER:                                                            capitalization companies   foreign investment risk,
Mercury Advisors                                                              that the Portfolio         high-yield lower grade
                                                                              Manager believes are       debt securities risk,
                                                                              undervalued. Large         liquidity risk, manager
                                                                              companies are those        risk, market and company
                                                                              included in the Russell    risk, restricted and
                                                                              1000 Index. May invest up  illiquid securities risk,
                                                                              to 10% of the net assets   securities lending risk,
                                                                              in foreign issuers         sovereign debt risk,
                                                                              including ADRs. May        undervalued securities
                                                                              invest in investment       risk and value investing
                                                                              grade convertible          risk.
                                                                              securities, preferred
                                                                              stock, illiquid
                                                                              securities and U.S.
                                                                              government securities.
                                                                              May invest in debt
                                                                              securities of any
                                                                              maturity. May invest in
                                                                              derivatives for hedging
                                                                              purposes. May invest in
                                                                              when-issued securities
                                                                              and delayed delivery
                                                                              securities.

INVESTMENT ADVISER:       ING Salomon Brothers     Long-term growth of        At least 80% of assets in  Active or frequent
ING Life Insurance and    Aggressive Growth        capital.                   common stocks and related  trading risk, convertible
Annuity Company           Portfolio                                           securities, such as        securities risk,
                                                                              preferred stock,           concentration risk,
PORTFOLIO MANAGER:                                                            convertible securities     currency risk, depositary
Salomon Brothers Asset                                                        and depositary receipts,   receipt risk, emerging
Management, Inc.                                                              of emerging growth         growth risk, emerging
                                                                              companies; securities      markets risk, foreign
                                                                              listed on a securities     investment risk, issue
                                                                              exchange or traded in the  risk, market and company
                                                                              over-the-counter markets;  risk, and over-the-counter
                                                                              foreign securities;        investment risk.
                                                                              (including emerging
                                                                              market securities); and
                                                                              may have exposure to
                                                                              foreign currencies.

INVESTMENT ADVISER:       ING T. Rowe Price        Over the long term, a      Invest amongst three       Allocation risk,
Directed Services, Inc.   Capital Appreciation     high total investment      asset classes: equity      convertible securities
                          Portfolio                return, consistent with    securities, debt           risk, credit risk, debt
PORTFOLIO MANAGER:                                 the preservation of        securities (including      securities risk,
T. Rowe Price Associates,                          capital and with           high yield or "junk        derivatives risk, foreign
Inc.                                               prudent investment         bonds"), and money market  investment risk,
                                                   risk.                      instruments. The           high-yield bond risk,
                                                                              remaining assets may be    income risk, interest
                                                                              invested in other          rate risk, manager risk,
                                                                              securities, including      market and company risk,
                                                                              convertibles, warrants,    market capitalization
                                                                              preferred stock,           risk, mid-cap company
                                                                              corporate and government   risk, securities lending
                                                                              debt, futures and          risk, and value investing
                                                                              options. Up to 25% of the  risk.
                                                                              Portfolio's net assets
                                                                              may be invested in
                                                                              foreign equity
                                                                              securities. Futures and
                                                                              options may be bought and
                                                                              sold. Debt securities and
                                                                              convertible bonds may
                                                                              often constitute a
                                                                              significant portion of
                                                                              the Portfolio's
                                                                              investment portfolio. May
                                                                              invest up to 15% of
                                                                              assets in debt securities
                                                                              rated below investment
                                                                              grade. There is no limit
                                                                              on the Portfolio's
                                                                              investment in convertible
                                                                              securities.

INVESTMENT ADVISER:       ING Van Kampen Equity    Total return,              Invests at least 80% of    Active or frequent
ING Life Insurance and    and Income Portfolio     consisting of long-term    its assets in equity and   trading risk, asset
Annuity Company                                    capital appreciation       income securities.         allocation risk,
                                                   and current income.        Invests primarily in       convertible securities
PORTFOLIO MANAGER:                                                            income-producing equity    risk, credit risk,
Van Kampen (Morgan                                                            instruments (including     derivative risk, foreign
Stanley Investment                                                            common stocks, preferred   investment risk, interest
Management Inc.)                                                              stocks and convertible     rate risk, market and
                                                                              securities) and            company risk, mid-cap
                                                                              investment greater         company risk, prepayment
                                                                              quality debt securities.   or call risk and small
                                                                              Invests at least 65% of    company risk.
                                                                              total assets in
                                                                              income-producing equity
                                                                              securities. May invest up
                                                                              to 25% of total assets in
                                                                              foreign securities. May
                                                                              purchase and sell certain
                                                                              derivative instruments
                                                                              such as options, futures
                                                                              contracts and options on
                                                                              futures contracts.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
   PORTFOLIO MANAGER           UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS              MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Intermediate      Maximize total return      Invests at least 80% of    Credit, interest rate,
ING Investments, LLC      Bond Portfolio           consistent with            its assets in a portfolio  prepayment and other
                                                   reasonable risk.           of bonds including         risks that accompany an
PORTFOLIO MANAGER:                                                            corporate, government and  investment in
ING Investment Management                                                     mortgage bonds, which, at  fixed-income securities.
Co.                                                                           the time of purchase, are  May be sensitive to
                                                                              rated investment grade.    credit risk during
                                                                              May also invest in         economic downturns.
                                                                              high-yield bonds ("junk
                                                                              bonds") but will seek to
                                                                              maintain a minimum
                                                                              average quality rating of
                                                                              investment grade. May
                                                                              also invest in preferred
                                                                              stocks, high quality
                                                                              money market instruments,
                                                                              municipal bonds, debt
                                                                              securities of foreign
                                                                              issuers, mortgage- and
                                                                              asset-backed securities,
                                                                              options and futures
                                                                              contracts involving
                                                                              securities, security
                                                                              indices and interest
                                                                              rates. May engage in
                                                                              dollar roll transactions
                                                                              and swap agreements.


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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:


ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolio or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its Conflicts of Interest.


RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS


The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by

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overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist and if it goes bankrupt.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge


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the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.

EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market counries. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent


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an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' Portfolio Managers to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of


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market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The value of the securities in which an Underlying Fund invests may decline due to changing economic, political or market conditions here or abroad, changes in investor psychology, heavy institutional selling, or due to the financial condition of the company which issued the security.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock

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Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the portfolio manager believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE MARKETPRO PORTFOLIO


INVESTMENT ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, ING Investments managed over $39.2 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated


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sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments will not receive a management fee.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's Statement of Additional Information ("SAI").


ASSET ALLOCATION COMMITTEE


ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in portfolio manager;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or


-  The replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."


The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen and ownership of securities in the Portfolio.


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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into ADV Class, Institutional Class, Service Class and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to


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have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.


The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


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FREQUENT TRADING - MARKET TIMING


The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketPro Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


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NET ASSET VALUE


The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

    - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

    -  Securities of an issuer that has entered into a restructuring;

    -  Securities whose trading has been halted or suspended;

    - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

    -  Securities that are restricted as to transfer or resale.


Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy


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without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.


The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketPro Portfolio is generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketPro Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the date of this Prospectus, no financial highlights are available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments will be available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
INSTITUTIONAL CLASS

This Prospectus is designed to help you make informed decisions about investments in ING MarketPro Portfolio ("Portfolio"), which first began offering shares on August 1, 2005. The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds").


Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MARKETPRO PORTFOLIO



THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                    PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                               2
   An Introduction to the Portfolio                                    2
   An Overview of the Asset
     Allocation Process                                                2
DESCRIPTION OF THE PORTFOLIO                                           4
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                    5
   Example                                                             7
MORE INFORMATION ON INVESTMENT STRATEGIES
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                                 8
DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                                    9
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                      12
   Performance of the Underlying Funds Will Vary                      12
   Conflict of Interest                                               12
   Risk Associated with an Investment in the
     Underlying Funds                                                 12
MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the Portfolio                                        18
   Portfolio Distribution                                             20
   Additional Information Regarding Classes of
     Shares                                                           20
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                               20
   Administrative Services                                            21
INFORMATION FOR INVESTORS                                             21
   About Your Investment                                              21
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                                 21
   Frequent Trading - Market Timing                                   21
   Portfolio Holdings Disclosure Policy                               22
   Net Asset Value                                                    22
   Additional Information About the Portfolio                         23
   Percentage and Rating Limitation                                   24
   A Word About Portfolio Diversity                                   24
   Taxes and Distributions                                            24
   Reports to Shareholders                                            24
   Financial Highlights                                               24
WHERE TO GO TO OBTAIN MORE INFORMATION                              back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST


The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund of funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund of funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.


In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the Adviser may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO


INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


                 U.S. Large-Capitalization Stocks - Value               20%

                 U.S. Large-Capitalization Stocks - Growth              20%

                 U.S. Large-Capitalization Stocks - Blend               20%

                 Non-U.S./International Stocks                          10%

                 Fixed-Income Securities                                30%



ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, and Price Volatility Risk.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class I shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by Class I shares of the Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                 CLASS I SHARES

                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                            DISTRIBUTION                                TOTAL                        TOTAL NET
                               MANAGEMENT     (12b-1)      SHAREHOLDER      OTHER     OPERATING     WAIVERS AND      OPERATING
         PORTFOLIO                FEE           FEE        SERVICE FEE   EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
  ING MarketPro                  0.00%         none           none          0.10%       0.10%          0.00%            0.10%



(1) This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(3) ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:



                                                                        TOTAL ANNUAL
                                                                          OPERATING     FEE WAIVER BY    NET OPERATING
            UNDERLYING FUNDS                                              EXPENSES         ADVISER         EXPENSES
-----------------------------------------------------------------------------------------------------------------------
  ING FMR(SM) Diversified Mid Cap Portfolio                                 0.76%               -             0.76%
  ING JPMorgan Fleming International Equity Portfolio                       1.00%               -             1.00%
  ING Legg Mason Value Portfolio                                            0.81%               -             0.81%
  ING Marsico Growth Portfolio                                              0.78%               -             0.78%
  ING Mercury Large Cap Value Portfolio                                     0.80%           (0.05)%           0.75%
  ING Salomon Brothers Aggressive Growth Portfolio                          0.82%               -             0.82%
  ING T. Rowe Price Capital Appreciation Portfolio                          0.67%               -             0.67%
  ING Van Kampen Equity and Income Portfolio                                0.57%               -             0.57%
  ING VP Intermediate Bond Portfolio                                        0.48%               -             0.48%


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                                                               WAIVERS,
                                                                                            REIMBURSEMENTS    NET OPERATING
              PORTFOLIO                                         TOTAL OPERATING EXPENSES   AND RECOUPMENTS       EXPENSES
----------------------------------------------------------------------------------------------------------------------------
  ING MarketPro                                                           0.80%                   -                0.80%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolio's direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                     PORTFOLIO                                   1 YEAR     3 YEARS
------------------------------------------------------------------------------------
  ING MarketPro                                                  $   82     $   255

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser ("Portfolio Managers"). This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING FMR(SM)          Long-term growth of     Invests at least 80% of      Active or frequent trading
Directed Services, Inc.    Diversified Mid Cap  capital.                assets in securities of      risk, derivatives risk,
                           Portfolio                                    companies with medium        emerging markets risk,
PORTFOLIO MANAGER:                                                      market capitalizations       foreign investment risk,
Fidelity Management &                                                   (defined as those whose      growth stock risk, manager
Research Company                                                        market capitalization is     risk, market and company
                                                                        similar to the market        risk, market capitalization
                                                                        capitalization of companies  risk, mid-cap company risk,
                                                                        in the Russell Midcap(R)     other investment companies
                                                                        Index or the S&P MidCap 400  risk, portfolio turnover
                                                                        Index). May invest in        risk, small company risk, and
                                                                        smaller or larger market     value investing risk.
                                                                        capitalizations. May invest
                                                                        up to 25% of total assets
                                                                        in foreign securities,
                                                                        including emerging markets,
                                                                        and may buy and sell
                                                                        futures contracts and other
                                                                        investment companies,
                                                                        including exchange-traded
                                                                        funds.

INVESTMENT ADVISER:        ING JPMorgan         Long-term growth of     Invests primarily (at least  Credit risk, currency risk,
ING Life Insurance and     Fleming              capital.                65% of assets) in the        emerging markets risk,
Annuity Company            International                                equity securities of         foreign investment risk,
                           Equity Portfolio                             foreign companies that the   geographic focus risk,
PORTFOLIO MANAGER:                                                      Portfolio Manager believes   high-yield, lower grade debt
JPMorgan Investment Inc.                                                have higher growth           securities risk, interest
                                                                        potential and are            rate risk and market and
                                                                        attractively valued.         company risk.
                                                                        Normally invests in a
                                                                        number of issuers in
                                                                        several countries other
                                                                        than the U.S. and will
                                                                        invest in both developed
                                                                        and developing markets. May
                                                                        also invest in debt
                                                                        securities issued by
                                                                        foreign and U.S. companies,
                                                                        including non-investment
                                                                        grade debt securities.

INVESTMENT ADVISER:        ING Legg Mason       Long-term growth of     Invests primarily in equity  Convertible securities risk,
Directed Services, Inc.    Value Portfolio      capital.                securities (including        credit risk, currency risk,
                                                                        foreign securities). The     debt securities risk,
PORTFOLIO MANAGER:                                                      securities may be listed on  diversification risk, foreign
Legg Mason Funds                                                        a securities exchange or     investment risk, growth
Management, Inc.                                                        traded in the                investing risk, high yield,
                                                                        over-the-counter market.     lower grade debt securities
                                                                        Generally invests in         risk, interest rate risk,
                                                                        companies with market        investment models risk,
                                                                        capitalizations greater      manager risk, market and
                                                                        than $5 billion, but may     company risk, market trends
                                                                        invest in companies of any   risk, over-the-counter
                                                                        size. May invest up to 25%   investment risk, pre-payment
                                                                        of assets in long-term debt  or call risk and value
                                                                        securities, and up to 10%    investing risk.
                                                                        of in high yield debt
                                                                        securities. The Portfolio
                                                                        is non-diversified.

INVESTMENT ADVISER:        ING Marsico Growth   Capital appreciation.   Invests primarily in equity  Active or frequent trading
Directed Services, Inc.    Portfolio                                    securities of companies of   risk, debt securities risk,
                                                                        any size, selected for       derivatives risk, emerging
PORTFOLIO MANAGER:                                                      their growth potential.      markets risk, foreign
Marisco Capital                                                         Will normally hold a core    investment risk, growth
Management, LLC                                                         position of between 35 and   investing risk, high-yield,
                                                                        50 common stocks primarily   lower grade debt securities
                                                                        emphasizing larger           risk, manager risk, market
                                                                        companies. May also invest   and company risk, market
                                                                        in foreign securities        capitalization risk, market
                                                                        (including emerging          trends risk, mid-cap company
                                                                        markets); derivatives; debt  risk, portfolio turnover
                                                                        securities, including up to  risk, sector risk, and small
                                                                        35% in high-yield debt       company risk.
                                                                        securities; substantial
                                                                        cash holdings in the
                                                                        absence of attractive
                                                                        investment opportunities;
                                                                        and, from time to time,
                                                                        investment of more than 25%
                                                                        assets in securities of
                                                                        companies in one or more
                                                                        market sectors. Generally
                                                                        will not invest more than
                                                                        25% of assets in a
                                                                        particular industry within
                                                                        a sector.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING Mercury Large    Long-term growth of     Invests at least 80% in      Borrowing and leverage risk,
Directed Services, Inc.    Cap Value Portfolio  capital.                equity securities of         debt securities risk,
                                                                        issuers of large             derivatives risk, foreign
PORTFOLIO MANAGER:                                                      capitalization companies     investment risk, high-yield
Mercury Advisors                                                        that the Portfolio Manager   lower grade debt securities
                                                                        believes are undervalued.    risk, liquidity risk, manager
                                                                        Large companies are those    risk, market and company
                                                                        included in the Russell      risk, restricted and illiquid
                                                                        1000 Index. May invest up    securities risk, securities
                                                                        to 10% of the net assets in  lending risk, sovereign debt
                                                                        foreign issuers including    risk, undervalued securities
                                                                        ADRs. May invest in          risk and value investing
                                                                        investment grade             risk.
                                                                        convertible securities,
                                                                        preferred stock, illiquid
                                                                        securities and U.S.
                                                                        government securities. May
                                                                        invest in debt securities
                                                                        of any maturity. May invest
                                                                        in derivatives for hedging
                                                                        purposes. May invest in
                                                                        when-issued securities and
                                                                        delayed delivery
                                                                        securities.

INVESTMENT ADVISER:        ING Salomon          Long-term growth of     At least 80% of assets in    Active or frequent trading
ING Life Insurance and     Brothers Aggressive  capital.                common stocks and related    risk, convertible securities
Annuity Company            Growth Portfolio                             securities, such as          risk, concentration risk,
                                                                        preferred stock,             currency risk, depositary
PORTFOLIO MANAGER:                                                      convertible securities and   receipt risk, emerging growth
Salomon Brothers Asset                                                  depositary receipts, of      risk, emerging markets risk,
Management, Inc.                                                        emerging growth companies;   foreign investment risk,
                                                                        securities listed on a       issue risk, market and
                                                                        securities exchange or       company risk, and
                                                                        traded in the                over-the-counter investment
                                                                        over-the-counter markets;    risk.
                                                                        foreign securities;
                                                                        (including emerging market
                                                                        securities); and may have
                                                                        exposure to foreign
                                                                        currencies.

INVESTMENT ADVISER:        ING T. Rowe Price    Over the long term, a   Invest amongst three asset   Allocation risk,
Directed Services, Inc.    Capital              high total investment   classes: equity securities,  convertible securities
                           Appreciation         return, consistent      debt securities (including   risk, credit risk, debt
PORTFOLIO MANAGER:         Portfolio            with the preservation   high yield or "junk          securities risk,
T. Rowe Price                                   of capital and with     bonds"), and money market    derivatives risk, foreign
Associates, Inc.                                prudent investment      instruments. The remaining   investment risk, high-yield
                                                risk.                   assets may be invested in    bond risk, income risk,
                                                                        other securities, including  interest rate risk, manager
                                                                        convertibles, warrants,      risk, market and company
                                                                        preferred stock, corporate   risk, market capitalization
                                                                        and government debt,         risk, mid-cap company risk,
                                                                        futures and options. Up to   securities lending risk,
                                                                        25% of the Portfolio's net   and value investing risk.
                                                                        assets may be invested in
                                                                        foreign equity securities.
                                                                        Futures and options may be
                                                                        bought and sold. Debt
                                                                        securities and convertible
                                                                        bonds may often constitute
                                                                        a significant portion of
                                                                        the Portfolio's investment
                                                                        portfolio. May invest up to
                                                                        15% of assets in debt
                                                                        securities rated below
                                                                        investment grade. There is
                                                                        no limit on the Portfolio's
                                                                        investment in convertible
                                                                        securities.

INVESTMENT ADVISER:        ING Van Kampen       Total return,           Invests at least 80% of its  Active or frequent trading
ING Life Insurance and     Equity and Income    consisting of           assets in equity and income  risk, asset allocation risk,
Annuity Company            Portfolio            long-term capital       securities. Invests          convertible securities risk,
                                                appreciation and        primarily in                 credit risk, derivative risk,
PORTFOLIO MANAGER:                              current income.         income-producing equity      foreign investment risk,
Van Kampen (Morgan                                                      instruments (including       interest rate risk, market
Stanley Investment                                                      common stocks, preferred     and company risk, mid-cap
Management Inc.)                                                        stocks and convertible       company risk, prepayment or
                                                                        securities) and investment   call risk and small company
                                                                        greater quality debt         risk.
                                                                        securities. Invests at
                                                                        least 65% of total assets
                                                                        in income-producing equity
                                                                        securities. May invest up
                                                                        to 25% of total assets in
                                                                        foreign securities. May
                                                                        purchase and sell certain
                                                                        derivative instruments such
                                                                        as options, futures
                                                                        contracts and options on
                                                                        futures contracts.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING VP Intermediate  Maximize total return   Invests at least 80% of its  Credit, interest rate,
ING Investments, LLC       Bond Portfolio       consistent with         assets in a portfolio of     prepayment and other risks
                                                reasonable risk.        bonds including corporate,   that accompany an investment
PORTFOLIO MANAGER:                                                      government and mortgage      in fixed-income securities.
ING Investment                                                          bonds, which, at the time    May be sensitive to credit
Management Co.                                                          of purchase, are rated       risk during economic
                                                                        investment grade. May also   downturns.
                                                                        invest in high-yield bonds
                                                                        ("junk bonds") but will
                                                                        seek to maintain a minimum
                                                                        average quality rating of
                                                                        investment grade. May also
                                                                        invest in preferred stocks,
                                                                        high quality money market
                                                                        instruments, municipal
                                                                        bonds, debt securities of
                                                                        foreign issuers, mortgage-
                                                                        and asset-backed
                                                                        securities, options and
                                                                        futures contracts involving
                                                                        securities, security
                                                                        indices and interest rates.
                                                                        May engage in dollar roll
                                                                        transactions and swap
                                                                        agreements.


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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:


ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolio or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.


ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS


The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by

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overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist and if it goes bankrupt.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an UnderlyingFund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge


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the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.

EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market counries. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent


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an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


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INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds'
Portfolio Managers to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The value of the securities in which an Underlying Fund invests may decline due to changing economic, political or market conditions here or abroad, changes in investor psychology, heavy institutional selling, or due to the financial condition of the company which issued the security.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

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OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund.

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When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the portfolio manager believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE MARKETPRO PORTFOLIO


INVESTMENT ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, ING Investments managed over $39.2 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement


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sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments
received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments will not receive a management fee.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's Statement of Additional Information ("SAI").


ASSET ALLOCATION COMMITTEE


ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in portfolio manager;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or


-  The replacement of the sub-adviser of one of the Underlying Funds.


Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process." All members have been on the Asset Allocation Committee since the Portfolio's inception.

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

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The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen and ownership of securities in the Portfolio.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into Class I, Adviser Class, Service Class and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.


The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse


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purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SECfor the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The


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NAV per share for the Portfolio is calculated by taking the value of the
Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.


Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAVthat is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketPro Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.


The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketPro Portfolio is generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketPro Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the date of this Prospectus, no financial highlights are available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments will be available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


07/29/05

                                                          SEC File No. 811-05629

ING INVESTORS TRUST


PROSPECTUS
JULY 29, 2005
SERVICE CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"), WHICH FIRST BEGAN OFFERING SHARES ON AUGUST 1, 2005. THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                                       2
   An Introduction to the Portfolio                                            2
   An Overview of the Asset
     Allocation Process                                                        2
DESCRIPTION OF THE PORTFOLIO                                                   4
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                            5
   Example                                                                     7
MORE INFORMATION ON INVESTMENT STRATEGIES
   Investment Objectives, Main Investments
     and Risks of the Underlying Funds                                         8
DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE
   UNDERLYING FUNDS                                                            9
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                              12
   Performance of the Underlying Funds Will Vary                              12
   Temporary Defensive Positions                                              12
   Conflict of Interest                                                       12
   Risk Associated with an Investment in the
     Underlying Funds                                                         12
MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the Portfolio                                                18
   Portfolio Distribution                                                     20
   Additional Information Regarding Classes of
     Shares                                                                   20
   Service Fees                                                               20
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in their
     Insurance Products                                                       20
   Administrator
INFORMATION FOR INVESTORS                                                     21
   About Your Investment                                                      21
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                                         21
   Frequent Trading - Market Timing                                           21
   Portfolio Holdings Disclosure Policy                                       22
   Net Asset Value                                                            22
   Additional Information About the
     Portfolio                                                                23
   Percentage and Rating Limitation                                           23
   A Word About Portfolio Diversity                                           24
   Taxes and Distributions                                                    24
   Reports to Shareholders                                                    24
   Financial Highlights                                                       24
WHERE TO GO TO OBTAIN MORE INFORMATION                                      back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST


The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund of funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund of funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


 AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.


In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the Adviser may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO


INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


                  U.S. Large-Capitalization Stocks - Value                20%

                  U.S. Large-Capitalization Stocks - Growth               20%

                  U.S. Large-Capitalization Stocks - Blend                20%

                  Non-U.S./International Stocks                           10%

                  Fixed-Income Securities                                 30%



ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, and Price Volatility Risk.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by Class S shares of the Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.


                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                            DISTRIBUTION                                TOTAL                        TOTAL NET
                               MANAGEMENT     (12b-1)      SHAREHOLDER      OTHER     OPERATING     WAIVERS AND      OPERATING
         PORTFOLIO                FEE           FEE        SERVICE FEE   EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
  ING MarketPro                  0.00%         none           0.25%         0.10%       0.35%          0.00%            0.35%



(1) This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(3) ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:



                                                                                 TOTAL ANNUAL
                                                                                   OPERATING    FEE WAIVER BY  NET OPERATING
             UNDERLYING FUNDS                                                       EXPENSES       ADVISER       EXPENSES
----------------------------------------------------------------------------------------------------------------------------
  ING FMR(SM) Diversified Mid Cap Portfolio                                            0.76%            -           0.76%
  ING JPMorgan Fleming International Equity Portfolio                                  1.00%            -           1.00%
  ING Legg Mason Value Portfolio                                                       0.81%            -           0.81%
  ING Marsico Growth Portfolio                                                         0.78%            -           0.78%
  ING Mercury Large Cap Value Portfolio                                                0.80%        (0.05)%         0.75%
  ING Salomon Brothers Aggressive Growth Portfolio                                     0.82%            -           0.82%
  ING T. Rowe Price Capital Appreciation Portfolio                                     0.67%            -           0.67%
  ING Van Kampen Equity and Income Portfolio                                           0.57%            -           0.57%
  ING VP Intermediate Bond Portfolio                                                   0.48%            -           0.48%


                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:

                                                                                     WAIVERS,
                                                                                  REIMBURSEMENTS    NET OPERATING
              PORTFOLIO                                TOTAL OPERATING EXPENSES   AND RECOUPMENTS     EXPENSES
-----------------------------------------------------------------------------------------------------------------
  ING MarketPro                                                    1.05%                  -               1.05%

These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolio's direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


                        PORTFOLIO                                   1 YEAR     3 YEARS
--------------------------------------------------------------------------------------
  ING MarketPro                                                     $  107     $   334

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser ("Portfolio Managers"). This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
  PORTFOLIO MANAGER        UNDERLYING FUND    INVESTMENT OBJECTIVE        MAIN INVESTMENTS                  MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING FMR(SM)        Long-term growth of     Invests at least 80% of      Active or frequent trading
Directed Services, Inc.   Diversified Mid    capital.                assets in securities of      risk, derivatives risk,
                          Cap Portfolio                              companies with medium        emerging markets risk,
PORTFOLIO MANAGER:                                                   market capitalizations       foreign investment risk,
Fidelity Management &                                                (defined as those whose      growth stock risk, manager
Research Company                                                     market capitalization is     risk, market and company
                                                                     similar to the market        risk, market capitalization
                                                                     capitalization of companies  risk, mid-cap company risk,
                                                                     in the Russell Midcap(R)     other investment companies
                                                                     Index or the S&P MidCap 400  risk, portfolio turnover
                                                                     Index). May invest in        risk, small company risk,
                                                                     smaller or larger market     and value investing risk.
                                                                     capitalizations. May invest
                                                                     up to 25% of total assets
                                                                     in foreign securities,
                                                                     including emerging markets,
                                                                     and may buy and sell
                                                                     futures contracts and other
                                                                     investment companies,
                                                                     including exchange-traded
                                                                     funds.

INVESTMENT ADVISER:       ING JPMorgan       Long-term growth of     Invests primarily (at least  Credit risk, currency risk,
ING Life Insurance and    Fleming            capital.                65% of assets) in the        emerging markets risk,
Annuity Company           International                              equity securities of         foreign investment risk,
                          Equity Portfolio                           foreign companies that the   geographic focus risk,
PORTFOLIO MANAGER:                                                   Portfolio Manager believes   high-yield, lower grade
JPMorgan Investment Inc.                                             have higher growth           debt securities risk,
                                                                     potential and are            interest rate risk and
                                                                     attractively valued.         market and company risk.
                                                                     Normally invests in a
                                                                     number of issuers in
                                                                     several countries other
                                                                     than the U.S. and will
                                                                     invest in both developed
                                                                     and developing markets. May
                                                                     also invest in debt
                                                                     securities issued by
                                                                     foreign and U.S. companies,
                                                                     including non-investment
                                                                     grade debt securities.

INVESTMENT ADVISER:       ING Legg Mason     Long-term growth of     Invests primarily in equity  Convertible securities
Directed Services, Inc.   Value Portfolio    capital.                securities (including        risk, credit risk, currency
                                                                     foreign securities). The     risk, debt securities risk,
PORTFOLIO MANAGER:                                                   securities may be listed on  diversification risk,
Legg Mason Funds                                                     a securities exchange or     foreign investment risk,
Management, Inc.                                                     traded in the over-the-      growth investing risk, high
                                                                     counter market. Generally    yield, lower grade debt
                                                                     invests in companies with    securities risk, interest
                                                                     market capitalizations       rate risk, investment
                                                                     greater than $5 billion,     models risk, manager risk,
                                                                     but may invest in companies  market and company risk,
                                                                     of any size. May invest up   market trends risk,
                                                                     to 25% of assets in          over-the-counter investment
                                                                     long-term debt securities,   risk, pre-payment or call
                                                                     and up to 10% of in high     risk and value investing
                                                                     yield debt securities. The   risk.
                                                                     Portfolio is
                                                                     non-diversified.

INVESTMENT ADVISER:       ING Marsico        Capital appreciation.   Invests primarily in equity  Active or frequent trading
Directed Services, Inc.   Growth Portfolio                           securities of companies of   risk, debt securities risk,
                                                                     any size, selected for       derivatives risk, emerging
PORTFOLIO MANAGER:                                                   their growth potential.      markets risk, foreign
Marisco Capital                                                      Will normally hold a core    investment risk, growth
Management, LLC                                                      position of between 35 and   investing risk, high-yield,
                                                                     50 common stocks primarily   lower grade debt securities
                                                                     emphasizing larger           risk, manager risk, market
                                                                     companies. May also invest   and company risk, market
                                                                     in foreign securities        capitalization risk, market
                                                                     (including emerging          trends risk, mid-cap
                                                                     markets); derivatives; debt  company risk, portfolio
                                                                     securities, including up to  turnover risk, sector risk,
                                                                     35% in high-yield debt       and small company risk.
                                                                     securities; substantial
                                                                     cash holdings in the
                                                                     absence of attractive
                                                                     investment opportunities;
                                                                     and, from time to time,
                                                                     investment of more than 25%
                                                                     assets in securities of
                                                                     companies in one or more
                                                                     market sectors. Generally
                                                                     will not invest more than
                                                                     25% of assets in a
                                                                     particular industry within
                                                                     a sector.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
  PORTFOLIO MANAGER        UNDERLYING FUND    INVESTMENT OBJECTIVE        MAIN INVESTMENTS                  MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large  Long-term growth of     Invests at least 80% in      Borrowing and leverage
Directed Services, Inc.   Cap Value          capital.                equity securities of         risk, debt securities risk,
                          Portfolio                                  issuers of large             derivatives risk, foreign
PORTFOLIO MANAGER:                                                   capitalization companies     investment risk, high-yield
Mercury Advisors                                                     that the Portfolio Manager   lower grade debt securities
                                                                     believes are undervalued.    risk, liquidity risk,
                                                                     Large companies are those    manager risk, market and
                                                                     included in the Russell      company risk, restricted
                                                                     1000 Index. May invest up    and illiquid securities
                                                                     to 10% of the net assets in  risk, securities lending
                                                                     foreign issuers including    risk, sovereign debt risk,
                                                                     ADRs. May invest in          undervalued securities risk
                                                                     investment grade             and value investing risk.
                                                                     convertible securities,
                                                                     preferred stock, illiquid
                                                                     securities and U.S.
                                                                     government securities. May
                                                                     invest in debt securities
                                                                     of any maturity. May invest
                                                                     in derivatives for hedging
                                                                     purposes. May invest in
                                                                     when-issued securities and
                                                                     delayed delivery
                                                                     securities.

INVESTMENT ADVISER:       ING Salomon        Long-term growth of     At least 80% of assets in    Active or frequent trading
ING Life Insurance and    Brothers           capital.                common stocks and related    risk, convertible
Annuity Company           Aggressive Growth                          securities, such as          securities risk,
                          Portfolio                                  preferred stock,             concentration risk,
PORTFOLIO MANAGER:                                                   convertible securities and   currency risk, depositary
Salomon Brothers Asset                                               depositary receipts, of      receipt risk, emerging
Management, Inc.                                                     emerging growth companies;   growth risk, emerging
                                                                     securities listed on a       markets risk, foreign
                                                                     securities exchange or       investment risk, issue
                                                                     traded in the                risk, market and company
                                                                     over-the-counter markets;    risk, and over-the-counter
                                                                     foreign securities;          investment risk.
                                                                     (including emerging market
                                                                     securities); and may have
                                                                     exposure to foreign
                                                                     currencies.

INVESTMENT ADVISER:       ING T. Rowe Price  Over the long term, a   Invest amongst three asset   Allocation risk,
Directed Services, Inc.   Capital            high total investment   classes: equity securities,  convertible securities
                          Appreciation       return, consistent      debt securities (including   risk, credit risk, debt
PORTFOLIO MANAGER:        Portfolio          with the preservation   high yield or "junk          securities risk, derivatives
T. Rowe Price                                of capital and with     bonds"), and money market    risk, foreign investment
Associates, Inc.                             prudent investment      instruments. The remaining   risk, high-yield bond risk,
                                             risk.                   assets may be invested in    income risk, interest rate
                                                                     other securities, including  risk, manager risk, market
                                                                     convertibles, warrants,      and company risk, market
                                                                     preferred stock, corporate   capitalization risk, mid-cap
                                                                     and government debt,         company risk, securities
                                                                     futures and options. Up to   lending risk, and value
                                                                     25% of the Portfolio's net   investing risk.
                                                                     assets may be invested in
                                                                     foreign equity securities.
                                                                     Futures and options may be
                                                                     bought and sold. Debt
                                                                     securities and convertible
                                                                     bonds may often constitute
                                                                     a significant portion of
                                                                     the Portfolio's investment
                                                                     portfolio. May invest up to
                                                                     15% of assets in debt
                                                                     securities rated below
                                                                     investment grade. There is
                                                                     no limit on the Portfolio's
                                                                     investment in convertible
                                                                     securities.

INVESTMENT ADVISER:       ING Van Kampen     Total return,           Invests at least 80% of its  Active or frequent trading
ING Life Insurance and    Equity and Income  consisting of           assets in equity and income  risk, asset allocation
Annuity Company           Portfolio          long-term capital       securities. Invests          risk, convertible
                                             appreciation and        primarily in                 securities risk, credit
PORTFOLIO MANAGER:                           current income.         income-producing equity      risk, derivative risk,
Van Kampen (Morgan                                                   instruments (including       foreign investment risk,
Stanley Investment                                                   common stocks, preferred     interest rate risk, mid-cap
Management Inc.)                                                     stocks and convertible       company risk, market and
                                                                     securities) and investment   company risk, prepayment or
                                                                     greater quality debt         call risk and small company
                                                                     securities. Invests at       risk.
                                                                     least 65% of total assets
                                                                     in income-producing equity
                                                                     securities. May invest up
                                                                     to 25% of total assets in
                                                                     foreign securities. May
                                                                     purchase and sell certain
                                                                     derivative instruments such
                                                                     as options, futures
                                                                     contracts and options on
                                                                     futures contracts.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
  PORTFOLIO MANAGER        UNDERLYING FUND    INVESTMENT OBJECTIVE        MAIN INVESTMENTS                  MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP             Maximize total return   Invests at least 80% of its  Credit, interest rate,
ING Investments, LLC      Intermediate Bond  consistent with         assets in a portfolio of     prepayment and other risks
                          Portfolio          reasonable risk.        bonds including corporate,   that accompany an
PORTFOLIO MANAGER:                                                   government and mortgage      investment in fixed-income
ING Investment                                                       bonds, which, at the time    securities. May be
Management Co.                                                       of purchase, are rated       sensitive to credit risk
                                                                     investment grade. May also   during economic downturns.
                                                                     invest in high-yield bonds
                                                                     ("junk bonds") but will
                                                                     seek to maintain a minimum
                                                                     average quality rating of
                                                                     investment grade. May also
                                                                     invest in preferred stocks,
                                                                     high quality money market
                                                                     instruments, municipal
                                                                     bonds, debt securities of
                                                                     foreign issuers, mortgage
                                                                     and asset-backed
                                                                     securities, options and
                                                                     futures contracts involving
                                                                     securities, security
                                                                     indices and interest rates.
                                                                     May engage in dollar roll
                                                                     transactions and swap
                                                                     agreements.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:


ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolio or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.


ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS


The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by

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overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist and if it goes bankrupt.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge


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the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.

EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market counries. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent


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an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' Portfolio Managers to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of


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market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The value of the securities in which an Underlying Fund invests may decline due to changing economic, political or market conditions here or abroad, changes in investor psychology, heavy institutional selling, or due to the financial condition of the company which issued the security.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock

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Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the portfolio manager believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep N.V. offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, ING Investments managed over $39.2 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a


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portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments will not receive a management fee.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's Statement of Additional Information ("SAI").


ASSET ALLOCATION COMMITTEE


ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in portfolio manager;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or


-  The replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."


The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee and the Portfolio's inception.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that Frole at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen and ownership of securities in the Portfolio.


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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributior") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into Class S, Service 2 Class, Adviser Class and Institutional Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of the Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the

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Portfolio, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.


The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the


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Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.


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The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.


Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.


The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the date of this Prospectus, no financial highlights are available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments will be available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST


PROSPECTUS

JULY 29, 2005
SERVICE 2 CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"), WHICH FIRST BEGAN OFFERING SHARES ON AUGUST 1, 2005. THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                               PAGE
INTRODUCTION
   General Information about
     ING Investors Trust                                                                          2
   An Introduction to the Portfolio                                                               2
   An Overview of the Asset Allocation Process                                                    2
DESCRIPTION OF THE PORTFOLIO                                                                      4
PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                                               5
   Example                                                                                        7
MORE INFORMATION ON INVESTMENT STRATEGIES
   Investment Objectives, Main Investments and Risks of the Underlying Funds                      8
DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS      9
MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                                                 12
   Performance of the Underlying Funds Will Vary                                                 12
   Temporary Defensive Positions                                                                 12
   Conflict of Interest                                                                          12
   Risk Associated with an Investment in the Underlying Funds                                    12
MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the Portfolio                                                                   18
   Portfolio Distribution                                                                        20
   Additional Information Regarding Classes of Shares                                            20
   Rule 12b-1 Distribution Fees                                                                  20
   Service Fees                                                                                  20
   How We Compensate Entities Offering Our Portfolios as Investment Options in their
     Insurance Products                                                                          20
   Administrator
INFORMATION FOR INVESTORS                                                                        21
   About Your Investment                                                                         21
   Interests of the Holders of Variable Insurance Contracts and Policies and Qualified
     Retirement Plans                                                                            22
   Frequent Trading - Market Timing                                                              22
   Portfolio Holdings Disclosure Policy                                                          23
   Net Asset Value                                                                               23
   Additional Information About the Portfolio                                                    24
   Percentage and Rating Limitation                                                              24
   A Word About Portfolio Diversity                                                              24
   Taxes and Distributions                                                                       24
   Reports to Shareholders                                                                       25
   Financial Highlights                                                                          25
WHERE TO GO TO OBTAIN MORE INFORMATION                                                         back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST

The MarketPro Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.


AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund of funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund of funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.

This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Service 2 Class shares. For more information about Service 2 Class shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.


In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the Adviser may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO


INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


                              U.S. Large-Capitalization Stocks - Value                     20%

                              U.S. Large-Capitalization Stocks - Growth                    20%

                              U.S. Large-Capitalization Stocks - Blend                     20%

                              Non-U.S./International Stocks                                10%

                              Fixed-Income Securities                                      30%



ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, and Price Volatility Risk.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


HOW THE PORTFOLIO HAS PERFORMED

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 shares had not commenced operations as of the date of this Prospectus and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses you pay if you buy and hold Service 2 Class shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Service 2 Class shares of the Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the MarketPro Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketPro Portfolio.

                             SERVICE 2 CLASS SHARES

                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                        DISTRIBUTION                              TOTAL                        TOTAL NET
                            MANAGEMENT     (12b-1)    SHAREHOLDER     OTHER     OPERATING    WAIVERS AND       OPERATING
       PORTFOLIO               FEE          FEE(2)    SERVICE FEE  EXPENSES(3)   EXPENSES  REIMBURSEMENTS(4)   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
ING MarketPro                  0.00%        0.25%         0.25%        0.10%       0.60%        (0.10)%           0.50%



(1) This table shows the estimated operating expenses for the Service 2 Class of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4) ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:


                                                                           TOTAL ANNUAL
                                                                            OPERATING     FEE WAIVER BY   NET OPERATING
             UNDERLYING FUNDS                                                EXPENSES       ADVISER         EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                                      0.76%            -             0.76%
ING JPMorgan Fleming International Equity Portfolio                            1.00%            -             1.00%
ING Legg Mason Value Portfolio                                                 0.81%            -             0.81%
ING Marsico Growth Portfolio                                                   0.78%            -             0.78%
ING Mercury Large Cap Value Portfolio                                          0.80%        (0.05)%           0.75%
ING Salomon Brothers Aggressive Growth Portfolio                               0.82%            -             0.82%
ING T. Rowe Price Capital Appreciation Portfolio                               0.67%            -             0.67%
ING Van Kampen Equity and Income Portfolio                                     0.57%            -             0.57%
ING VP Intermediate Bond Portfolio                                             0.48%            -             0.48%

                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:

                                                                                         WAIVERS,
                                                                                     REIMBURSEMENTS      NET OPERATING
             PORTFOLIO                                    TOTAL OPERATING EXPENSES   AND RECOUPMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------------------
ING MarketPro                                                        1.30%               (0.10)%              1.20%

These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolio's direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Service 2 shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


                                   PORTFOLIO                       1 YEAR            3 YEARS
--------------------------------------------------------------------------------------------
ING MarketPro                                                     $   122            $   402

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser ("Portfolio Managers"). This information is intended to provide potential investors in the MarketPro Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND      INVESTMENT OBJECTIVE           MAIN INVESTMENTS                 MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING FMR(SM)          Long-term growth of       Invests at least 80% of        Active or frequent trading
Directed Services, Inc.    Diversified Mid      capital.                  assets in securities of        risk, derivatives risk,
                           Cap Portfolio                                  companies with medium market   emerging markets risk,
PORTFOLIO MANAGER:                                                        capitalizations (defined as    foreign investment risk,
Fidelity Management &                                                     those whose market             growth stock risk, manager
Research Company                                                          capitalization is similar to   risk, market and company
                                                                          the market capitalization of   risk, market
                                                                          companies in the Russell       capitalization risk,
                                                                          Midcap(R) Index or the S&P     mid-cap company risk,
                                                                          MidCap 400 Index). May invest  other investment companies
                                                                          in smaller or larger market    risk, portfolio turnover
                                                                          capitalizations. May invest    risk, small company risk,
                                                                          and value investing risk. up
                                                                          to 25% of total assets in
                                                                          foreign securities, including
                                                                          emerging markets, and may
                                                                          buy and sell futures
                                                                          contracts and other
                                                                          investment companies,
                                                                          including exchange-traded
                                                                          funds.

INVESTMENT ADVISER:        ING JPMorgan         Long-term growth of       Invests primarily (at least    Credit risk, currency
ING Life Insurance and     Fleming              capital.                  65% of assets) in the equity   risk, emerging markets
Annuity Company            International                                  securities of foreign          risk, foreign investment
                           Equity Portfolio                               companies that the Portfolio   risk, geographic focus
PORTFOLIO MANAGER:                                                        Manager believes have higher   risk, high-yield, lower
JPMorgan Investment Inc.                                                  growth potential and are       grade debt securities
                                                                          attractively valued.           risk, interest rate risk
                                                                          Normally invests in a number   and market and company
                                                                          of issuers in several          risk.
                                                                          countries other than the
                                                                          U.S. and will invest in both
                                                                          developed and developing
                                                                          markets. May also invest in
                                                                          debt securities issued by
                                                                          foreign and U.S. companies,
                                                                          including non-investment
                                                                          grade debt securities.

INVESTMENT ADVISER:        ING Legg Mason       Long-term growth of       Invests primarily in equity    Convertible securities
Directed Services, Inc.    Value Portfolio      capital.                  securities (including          risk, credit risk,
                                                                          foreign securities). The       currency risk, debt
PORTFOLIO MANAGER:                                                        securities may be listed on    securities risk,
Legg Mason Funds                                                          a securities exchange or       diversification risk,
Management, Inc.                                                          traded in the                  foreign investment risk,
                                                                          over-the-counter market.       growth investing risk,
                                                                          Generally invests in           high yield, lower grade
                                                                          companies with market          debt securities risk,
                                                                          capitalizations greater than   interest rate risk,
                                                                          $5 billion, but may invest     investment models risk,
                                                                          in companies of any size.      manager risk, market and
                                                                          May invest up to 25% of        company risk, market
                                                                          assets in long-term debt       trends risk,
                                                                          securities, and up to 10% of   over-the-counter
                                                                          in high yield debt             investment risk,
                                                                          securities. The Portfolio is   pre-payment or call risk
                                                                          non-diversified.               and value investing risk.

INVESTMENT ADVISER:        ING Marsico          Capital appreciation.     Invests primarily in equity    Active or frequent trading
Directed Services, Inc.    Growth Portfolio                               securities of companies of     risk, debt securities
                                                                          any size, selected for their   risk, derivatives risk,
PORTFOLIO MANAGER:                                                        growth potential. Will         emerging markets risk,
Marisco Capital                                                           normally hold a core           foreign investment risk,
Management, LLC                                                           position of between 35 and     growth investing risk,
                                                                          50 common stocks primarily     high-yield, lower grade
                                                                          emphasizing larger             debt securities risk,
                                                                          companies. May also invest     manager risk, market and
                                                                          in foreign securities          company risk, market
                                                                          (including emerging            capitalization risk,
                                                                          markets); derivatives; debt    market trends risk,
                                                                          securities, including up to    mid-cap company risk,
                                                                          35% in high-yield debt         portfolio turnover risk,
                                                                          securities; substantial cash   sector risk, and small
                                                                          holdings in the absence of     company risk.
                                                                          attractive investment
                                                                          opportunities; and, from
                                                                          time to time, investment of
                                                                          more than 25% assets in
                                                                          securities of companies in
                                                                          one or more market sectors.
                                                                          Generally will not invest
                                                                          more than 25% of assets in a
                                                                          particular industry within a
                                                                          sector.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND      INVESTMENT OBJECTIVE           MAIN INVESTMENTS                 MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING Mercury Large    Long-term growth of       Invests at least 80% in        Borrowing and leverage
Directed Services, Inc.    Cap Value            capital.                  equity securities of issuers   risk, debt securities
                           Portfolio                                      of large capitalization        risk, derivatives risk,
PORTFOLIO MANAGER:                                                        companies that the Portfolio   foreign investment risk,
Mercury Advisors                                                          Manager believes are           high-yield lower grade
                                                                          undervalued. Large companies   debt securities risk,
                                                                          are those included in the      liquidity risk, manager
                                                                          Russell 1000 Index.            risk, market and company
                                                                          May invest up to 10% of the    risk, restricted and
                                                                          net assets in foreign          illiquid securities risk,
                                                                          issuers including ADRs. May    securities lending risk,
                                                                          invest in investment grade     sovereign debt risk,
                                                                          convertible securities,        undervalued securities
                                                                          preferred stock, illiquid      risk and value investing
                                                                          securities and U.S.            risk.
                                                                          government securities. May
                                                                          invest in debt securities of
                                                                          any maturity. May invest in
                                                                          derivatives for hedging
                                                                          purposes. May invest in
                                                                          when-issued securities and
                                                                          delayed delivery securities.

INVESTMENT ADVISER:        ING Salomon          Long-term growth of       At least 80% of assets in      Active or frequent trading
ING Life Insurance and     Brothers             capital.                  common stocks and related      risk, convertible
Annuity Company            Aggressive Growth                              securities, such as            securities risk,
                           Portfolio                                      preferred stock, convertible   concentration risk,
PORTFOLIO MANAGER:                                                        securities and depositary      currency risk, depositary
Salomon Brothers Asset                                                    receipts, of emerging growth   receipt risk, emerging
Management, Inc.                                                          companies; securities listed   growth risk, emerging
                                                                          on a securities exchange or    markets risk, foreign
                                                                          traded in the                  investment risk, issue
                                                                          over-the-counter markets;      risk, market and company
                                                                          foreign securities;            risk, and over-the-counter
                                                                          (including emerging market     investment risk.
                                                                          securities); and may have
                                                                          exposure to foreign
                                                                          currencies.

INVESTMENT ADVISER:        ING T. Rowe Price    Over the long term, a     Invest amongst three asset     Allocation risk,
Directed Services, Inc.    Capital              high total investment     classes: equity securities,    convertible securities
                           Appreciation         return, consistent with   debt securities (including     risk, credit risk, debt
PORTFOLIO MANAGER:         Portfolio            the preservation of       high yield or "junk bonds"),   securities risk,
T. Rowe Price                                   capital and with          and money market               derivatives risk, foreign
Associates, Inc.                                prudent investment risk.  instruments. The remaining     investment risk,
                                                                          assets may be invested in      high-yield bond risk,
                                                                          other securities, including    income risk, interest rate
                                                                          convertibles, warrants,        risk, manager risk, market
                                                                          preferred stock, corporate     and company risk, market
                                                                          and government debt, futures   capitalization risk, mid-
                                                                          and options. Up to 25% of      cap company risk,
                                                                          the Portfolio's net assets     securities lending risk,
                                                                          may be invested in foreign     and value investing risk.
                                                                          equity securities. Futures
                                                                          and options may be bought
                                                                          and sold. Debt securities
                                                                          and convertible bonds may
                                                                          often constitute a
                                                                          significant portion of the
                                                                          Portfolio's investment
                                                                          portfolio. May invest up to
                                                                          15% of assets in debt
                                                                          securities rated below
                                                                          investment grade. There is
                                                                          no limit on the Portfolio's
                                                                          investment in convertible
                                                                          securities.

INVESTMENT ADVISER:        ING Van Kampen       Total return,             Invests at least 80% of its    Active or frequent trading
ING Life Insurance and     Equity and Income    consisting of long-term   assets in equity and income    risk, asset allocation
Annuity Company            Portfolio            capital appreciation      securities. Invests            risk, convertible
                                                and current income.       primarily in income-           securities risk, credit
PORTFOLIO MANAGER:                                                        producing equity instruments   risk, derivative risk,
Van Kampen (Morgan                                                        (including common stocks,      foreign investment risk,
Stanley Investment                                                        preferred stocks and           interest rate risk, market
Management Inc.)                                                          convertible securities) and    and company risk, mid-cap
                                                                          investment greater quality     company risk, prepayment
                                                                          debt securities. Invests at    or call risk and small
                                                                          least 65% of total assets in   company risk.
                                                                          income-producing equity
                                                                          securities. May invest up to
                                                                          25% of total assets in
                                                                          foreign securities. May
                                                                          purchase and sell certain
                                                                          derivative instruments such
                                                                          as options, futures
                                                                          contracts and options on
                                                                          futures contracts.


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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND      INVESTMENT OBJECTIVE           MAIN INVESTMENTS                 MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING VP               Maximize total return     Invests at least 80% of its    Credit, interest rate,
ING Investments, LLC       Intermediate Bond    consistent with           assets in a portfolio of       prepayment and other risks
                           Portfolio            reasonable risk.          bonds including corporate,     that accompany an
PORTFOLIO MANAGER:                                                        government and mortgage        investment in fixed-income
ING Investment                                                            bonds, which, at the time of   securities. May be
Management Co.                                                            purchase, are rated            sensitive to credit risk
                                                                          investment grade. May also     during economic downturns.
                                                                          invest in high-yield bonds
                                                                          ("junk bonds") but will seek
                                                                          to maintain a minimum
                                                                          average quality rating of
                                                                          investment grade. May also
                                                                          invest in preferred stocks,
                                                                          high quality money market
                                                                          instruments, municipal
                                                                          bonds, debt securities of
                                                                          foreign issuers,
                                                                          mortgage-and asset-backed
                                                                          securities, options and
                                                                          futures contracts involving
                                                                          securities, security indices
                                                                          and interest rates.
                                                                          May engage in dollar roll
                                                                          transactions and swap
                                                                          agreements.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:


ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Adviser of the Portfolio or an investment adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.


ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS


The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may generate expenses and could detract from the Underlying Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Portfolio Manager. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by

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overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist and if it goes bankrupt.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

DEBT SECURITIES RISK. Certain Underlying Funds may invest in debt securities, such as bonds. Debt securities involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge


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the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.

EMERGING MARKETS RISK. Certain Underlying Funds may invest in emerging market counries. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent


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an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' Portfolio Managers to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of


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market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Underlying Fund's objective, and an Underlying Fund's Portfolio Manager could do a poor job in executing an investment strategy. An Underlying Fund's Portfolio Manager may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The value of the securities in which an Underlying Fund invests may decline due to changing economic, political or market conditions here or abroad, changes in investor psychology, heavy institutional selling, or due to the financial condition of the company which issued the security.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAP COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock

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Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PRICE VOLATILITY RISK. The value of the Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When the Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the portfolio manager believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

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MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2005, ING Investments managed over $39.2 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a


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portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


ING Investments will not receive a management fee.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's Statement of Additional Information ("SAI").


ASSET ALLOCATION COMMITTEE


ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in portfolio manager;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or


-  The replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."


The members of the Asset Allocation Committee are: William A. Evans, Shaun
P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management.
Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen and ownership of securities in the Portfolio.


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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into Service 2 Class, Service Class, Adviser Class and Institutional Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of the Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, the distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding the Portfolio's investment objective and policies and other information about the Trust and the Portfolio including the performance of the Portfolio's Service 2 Class shares;


(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and


(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolio's Service 2 Class shares.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of the Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 Class shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan and Agreement, the Portfolio's Adviser or


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Distributor, out of its own resources and without additional cost to the
Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the investment adviser, or the distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.


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The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior


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to the time the Underlying Fund calculates its NAV, such "stale pricing"
presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent an Underlying Fund invests in other registered investment companies, the Underlying Fund's NAV is calculated based on the current NAV of the registered investment company in which the Underlying Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the Portfolio Manager to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.


Each Portfolio Manager to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS


The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS

Because the Portfolio had not commenced operations as of the date of this Prospectus, no financial highlights are available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about ING Investors Trust's investments will be available in ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Report of the registered public accounting firm.


To obtain a free copy of these documents or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005

ADVISER CLASS

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Investment Adviser                                                          2
   Portfolio Manager                                                           2
   Classes of Shares                                                           2
   Investing through your Variable Contract or Qualified Plan                  2
   Why Reading this Prospectus is Important                                    2

DESCRIPTION OF THE PORTFOLIO
   ING VP Index Plus International Equity Portfolio                            3

PORTFOLIO FEES AND EXPENSES                                                    5

SUMMARY OF PRINCIPAL RISKS                                                     6

MORE INFORMATION
   Percentage and Rating Limitation                                            9
   A Word about Portfolio Diversity                                            9
   Additional Information about the Portfolio                                  9
   Non-Fundamental Investment Policies                                         9
   Temporary Defensive Positions                                               9
   Administrative Services                                                     9
   Portfolio Distribution                                                     10
   Additional Information Regarding the Classes of Shares                     10
   Shareholder Services and Distribution Plan                                 10
   How We Compensate Entities Offering Our Products as Investment
     Options in their Insurance Products                                      10
   Interests of the Holders of Variable Insurance Contracts and
     Policies and Qualified Retirement Plans                                  11
   Frequent Trading - Market Timing                                           11
   Portfolio Holdings Disclosure Policy                                       12
   Reports to Shareholders                                                    12

OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                                13
   Management Fee                                                             13

NET ASSET VALUE                                                               14

TAXES AND DISTRIBUTIONS                                                       15

FINANCIAL HIGHLIGHTS                                                          15

TO OBTAIN MORE INFORMATION                                                  Back

ING INVESTORS TRUST TRUSTEES                                                Back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only one of these portfolios, ING VP Index Plus International Equity Portfolio ("Portfolio"), is offered in this prospectus ("Prospectus").


INVESTMENT ADVISER

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Portfolio, and the Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." ING Investments is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries with more than 100,000 employees.

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares. For more information about ADV Class shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolio may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. ADV Class shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V. ("IIMA")


INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not a fundamental policy of the Portfolio, and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) "Index," convertible securities that are convertible into stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

In managing the Portfolio, the Portfolio Manager attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that the Portfolio Manager believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Portfolio Manager believes will underperform the index. In determining stock weightings, the Portfolio Manager uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Portfolio Manager generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Portfolio Manager expects that there will be a close correlation between the performance of the Portfolio and that of the index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INDEX STRATEGY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                              MARKET CAPITALIZATION
                               MARKET TRENDS RISK

                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

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                      DESCRIPTION OF PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON PORTFOLIO MANAGER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, the Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $167.3 billion as of June 30, 2005.


The following individuals are responsible for the management of the Portfolio


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Carl Ghielen        Mr. Ghielen, Portfolio Manager, has been co-manager of the
                    Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr.
                    Ghielen has over 14 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen       Mr. Jansen, Senior Portfolio Specialist, has been the
                    co-manager of the Portfolio since its inception. He joined
                    IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING, Mr.
                    Jansen was responsible for the U.S. equity and venture
                    capital portfolios at a large corporate Dutch pension fund.



The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolio are not parties to your Variable Contract or Qualified Plan, but is merely an investment option made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio is not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.


                                ADV CLASS SHARES

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                                TOTAL                     TOTAL NET
                                          MANAGEMENT  DISTRIBUTION   SHAREHOLDER     OTHER    OPERATING    WAIVERS AND    OPERATING
PORTFOLIO                                    FEE     (12b-1) FEE(2)  SERVICES FEE EXPENSES(3) EXPENSES  REIMBURSEMENTS(4) EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
  ING VP Index Plus International Equity     0.45%       0.50%          0.25%        0.22%     1.42%         (0.27)%        1.15%



(1) This table shows the estimated operating expenses for the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through atleast May 1, 2006. There is no guarantee this waiver will continue after that date.

(3) Pursuant to an administration services agreement with the Trust, ING Funds Services LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4) ING Investments has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that all dividends and distributions are reinvested, and that the ADV Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                     1 YEAR     3 YEAR
--------------------------------------------------------------------------------------
  ING VP Index Plus International Equity Portfolio                   $  117     $  423


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-year period.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN THE PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF THE PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIO SECTION AND ARE DESCRIBED BELOW. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.


DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect it from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent the Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


INDEX STRATEGY RISK. The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the MSCI EAFE Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


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INVESTMENT BY FUNDS-OF-FUNDS. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


MANAGER RISK. The Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and the Portfolio Manager could do a poor job in executing an investment strategy. The Portfolio Manager may use the investment techniques or invest in securities that are not part of the Portfolio's principal investment strategy. These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in thesse companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of the Portfolio is non-fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio Manager may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

The Administrator of the Portfolio is ING Funds Services, LLC ("ING Funds Services" or "Administrator"). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator is a wholly-owned subsidiary of ING Groep N.V. and the immediate parent company of ING Investments.

Under an Administration Agreement between ING Funds Services and the Trust, on behalf of the Portfolio, ING Funds Services administers the Portfolio's corporate affairs subject to the supervision of the Board of Trustees of the Trust ("Board"). ING Funds Services also furnishes the Trust with office facilities and furnishes executive personnel together with clerical and certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Portfolio's custodian or transfer agent.


The Administration Agreement also requires ING Funds Services to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administrator has authorized all of its officers and employees who have been elected as officers of the Trust to serve in such capacities.


All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator. The Portfolio pays ING Funds Services an administration fee, computed daily and payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an annual rate of 0.10% of the Portfolio's managed assets. The Administration Agreement may be terminated by the Board upon 60 days written notice.


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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into ADV Class, Institutional Class, Service Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver;
ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, the Portfolio is sub-advised by an ING entity, and ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of


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ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor DSI is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large

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asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.


Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio that does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

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                         OVERALL MANAGEMENT OF THE TRUST
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THE ADVISER


ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio, and provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of June 30, 2005, ING Investments managed over $39.2 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, ING Investments oversees the Portfolio's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments delegates to the Portfolio Manager the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of the Portfolio Manager. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and investment advisers affiliated with the Trust, including ING Investments, received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the sub-adviser of the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.


MANAGEMENT FEE

The Trust pays ING Investments a management fee, payable monthly, based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:


                                                         FEE TO BE PAID TO
                                                    ING INVESTMENTS DURING 2005
                                                  (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                              ASSETS)(1)
     ----------------------------------------------------------------------------
     ING VP Index Plus International Equity                    0.45%


     (1) ING Investments pays the Portfolio Manager a portfolio management fee for its services on a monthly basis.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Portfolio's SAI.

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                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -   Securities of an issuer that has entered into a restructuring;

   -   Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

   -   Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolio distributes its net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.


The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


FINANCIAL HIGHLIGHTS

Because the Portfolio has not commenced operations as of the date of this Prospectus, no financial highlights are available.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated July 29, 2005, has been filed with the SEC, and is incorporated into this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Report of the Registered Public accounting firm.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
INSTITUTIONAL CLASS


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Investment Adviser                                                          2
   Portfolio Manager                                                           2
   Classes of Shares                                                           2
   Investing through your Variable Contract or Qualified Plan                  2
   Why Reading this Prospectus is Important                                    2

DESCRIPTION OF THE PORTFOLIO
   ING VP Index Plus International Equity Portfolio                            3

PORTFOLIO FEES AND EXPENSES                                                    5

SUMMARY OF PRINCIPAL RISKS                                                     6

MORE INFORMATION
   Percentage and Rating Limitation                                            9
   A Word about Portfolio Diversity                                            9
   Additional Information about the Portfolio                                  9
   Non-Fundamental Investment Policies                                         9
   Temporary Defensive Positions                                               9
   Administrative Services                                                     9
   Portfolio Distribution                                                     10
   Additional Information Regarding the Classes of Shares                     10
   How We Compensate Entities Offering Our Products as Investment Options
     in their Insurance Products                                              10
   Interests of the Holders of Variable Insurance Contracts and Policies
     and Qualified Retirement Plans                                           11
   Frequent Trading - Market Timing                                           11
   Portfolio Holdings Disclosure Policy                                       12
   Reports to Shareholders                                                    12

OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                                13
   Management Fee                                                             13

NET ASSET VALUE                                                               14

TAXES AND DISTRIBUTIONS                                                       15

FINANCIAL HIGHLIGHTS                                                          15

TO OBTAIN MORE INFORMATION                                                  Back

ING INVESTORS TRUST TRUSTEES                                                Back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only one of these portfolios, ING VP Index Plus International Equity Portfolio ("Portfolio"), is offered in this prospectus ("Prospectus").


INVESTMENT ADVISER

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Portfolio, and the Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." ING Investments is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries with more than 100,000 employees.

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolio may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not a fundamental policy of the Portfolio, and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, convertible securities that are convertible into stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

In managing the Portfolio, the Portfolio Manager attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that the Portfolio Manager believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Portfolio Manager believes will underperform the index. In determining stock weightings, the Portfolio Manager uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Portfolio Manager generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Portfolio Manager expects that there will be a close correlation between the performance of the Portfolio and that of the index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INDEX STRATEGY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                              MARKET CAPITALIZATION
                               MARKET TRENDS RISK

                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

MORE ON PORTFOLIO MANAGER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, the Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $167.3 billion as of June 30, 2005.


The following individuals are responsible for the management of the Portfolio


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Carl Ghielen        Mr. Ghielen, Portfolio Manager, has been co-manager of the
                    Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr.
                    Ghielen has over 14 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen       Mr. Jansen, Senior Portfolio Specialist, has been the
                    co-manager of the Portfolio since its inception. He joined
                    IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING, Mr.
                    Jansen was responsible for the U.S. equity and venture
                    capital portfolios at a large corporate Dutch pension fund.



The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolio are not parties to your Variable Contract or Qualified Plan, but is merely an investment option made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio is not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.


                                 CLASS I SHARES

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                       TOTAL                          TOTAL NET
                                           MANAGEMENT   DISTRIBUTION      OTHER      OPERATING     WAIVERS AND        OPERATING
PORTFOLIO                                      FEE       (12b-1) FEE   EXPENSES(2)    EXPENSES   REIMBURSEMENTS(3)     EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
  ING VP Index Plus International Equity      0.45%           --          0.22%         0.67%          (0.12)%           0.55%



(1) This table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.


(2) Pursuant to an administration services agreement with the Trust, ING Funds Services LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(3) ING Investments has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that all dividends and distributions are reinvested, and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                1 YEAR   3 YEAR
-----------------------------------------------------------------------------------------------
  ING VP Index Plus International Equity Portfolio                              $   56   $  202


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-year period.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN THE PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF THE PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIO SECTION AND ARE DESCRIBED BELOW. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.


DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect it from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent the Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


INDEX STRATEGY RISK. The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


between the Portfolio and the MSCI EAFE Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INVESTMENT BY FUNDS-OF-FUNDS. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


MANAGER RISK. The Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and the Portfolio Manager could do a poor job in executing an investment strategy. The Portfolio Manager may use the investment techniques or invest in securities that are not part of the Portfolio's principal investment strategy. These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"),


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking
Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of the Portfolio is non-fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio Manager may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

The Administrator of the Portfolio is ING Funds Services, LLC ("ING Funds Services" or "Administrator"). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator is a wholly-owned subsidiary of ING Groep N.V. and the immediate parent company of ING Investments.

Under an Administration Agreement between ING Funds Services and the Trust, on behalf of the Portfolio, ING Funds Services administers the Portfolio's corporate affairs subject to the supervision of the Board of Trustees of the Trust ("Board"). ING Funds Services also furnishes the Trust with office facilities and furnishes executive personnel together with clerical and certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Portfolio's custodian or transfer agent.


The Administration Agreement also requires ING Funds Services to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administrator has authorized all of its officers and employees who have been elected as officers of the Trust to serve in such capacities.


All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator. The Portfolio pays ING Funds Services an administration fee, computed daily and payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an


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annual rate of 0.10% of the Portfolio's managed assets. The Administration
Agreement may be terminated by the Board upon 60 days written notice.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into Class I, Adviser Class, Service Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver;
ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, the Portfolio is sub-advised by an ING entity, and ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor DSI is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.


Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio that does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its


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NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

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                         OVERALL MANAGEMENT OF THE TRUST
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THE ADVISER


ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio, and provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of June 30, 2005, ING Investments managed over $39.2 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, ING Investments oversees the Portfolio's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments delegates to the Portfolio Manager the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of the Portfolio Manager. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and investment advisers affiliated with the Trust, including ING Investments, received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the sub-adviser of the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.


MANAGEMENT FEE

The Trust pays ING Investments a management fee, payable monthly, based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:


                                                                                      FEE TO BE PAID TO
                                                                                 ING INVESTMENTS DURING 2005
                                                                               (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                                                           ASSETS)(1)
     ---------------------------------------------------------------------------------------------------------
     ING VP Index Plus International Equity                                                 0.45%


     (1) ING Investments pays the Portfolio Manager a portfolio management fee for its services on a monthly basis.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Portfolio's SAI.

                                       13
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                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolio distributes its net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.


The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


FINANCIAL HIGHLIGHTS

Because the Portfolio has not commenced operations as of the date of this Prospectus, no financial highlights are available.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the Report of the registered public accounting firm.

To obtain a free copy of these documents or to make inquiries about the Portfolio, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]



07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005

SERVICE CLASS

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Investment Adviser                                                           2
  Portfolio Manager                                                            2
  Classes of Shares                                                            2
  Investing through your Variable Contract
    or Qualified Plan                                                          2
  Why Reading this Prospectus is Important                                     2

DESCRIPTION OF THE PORTFOLIO
  ING VP Index Plus International Equity
    Portfolio                                                                  3

PORTFOLIO FEES AND EXPENSES                                                    5

SUMMARY OF PRINCIPAL RISKS                                                     6

MORE INFORMATION
  Percentage and Rating Limitation                                             9
  A Word about Portfolio Diversity                                             9
  Additional Information about the Portfolio                                   9
  Non-Fundamental Investment Policies                                          9
  Temporary Defensive Positions                                                9
  Administrative Services                                                      9
  Portfolio Distribution                                                      10
  Additional Information Regarding the Classes
    of Shares                                                                 10
  Service Fees                                                                10
  How We Compensate Entities Offering Our
    Products as Investment Options in their
    Insurance Products                                                        10
  Interests of the Holders of
    Variable Insurance Contracts and Policies
    and Qualified Retirement Plans                                            11
  Frequent Trading - Market Timing                                            11
  Portfolio Holdings Disclosure Policy                                        12
  Reports to Shareholders                                                     12

OVERALL MANAGEMENT OF THE TRUST
  The Adviser                                                                 13
  Management Fee                                                              13

NET ASSET VALUE                                                               14

TAXES AND DISTRIBUTIONS                                                       15

FINANCIAL HIGHLIGHTS                                                          15

TO OBTAIN MORE INFORMATION                                                  Back

ING INVESTORS TRUST TRUSTEES                                                Back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only one of these portfolios, ING VP Index Plus International Equity Portfolio ("Portfolio"), is offered in this prospectus ("Prospectus").


INVESTMENT ADVISER

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Portfolio, and the Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." ING Investments is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries with more than 100,000 employees.

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolio may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V. ("IIMA")


INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, convertible securities that are convertible into stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

In managing the Portfolio, the Portfolio Manager attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that the Portfolio Manager believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Portfolio Manager believes will underperform the index. In determining stock weightings, the Portfolio Manager uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Portfolio Manager generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Portfolio Manager expects that there will be a close correlation between the performance of the Portfolio and that of the index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INDEX STRATEGY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON PORTFOLIO MANAGER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, the Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $167.3 billion as of June 30, 2005.


The following individuals are responsible for the management of the Portfolio


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Carl Ghielen                    Mr. Ghielen, Portfolio Manager, has been co-manager of the Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr.
                                Ghielen has over 14 years of investment experience. Prior to joining IIMA in
                                2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen                   Mr. Jansen, Senior Portfolio Specialist, has been the co-manager of the
                                Portfolio since its inception. He joined IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING,
                                Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.



The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolio are not parties to your Variable Contract or Qualified Plan, but is merely an investment option made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio is not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                       TOTAL                         TOTAL NET
                            MANAGEMENT   DISTRIBUTION   SHAREHOLDER       OTHER      OPERATING      WAIVERS AND      OPERATING
PORTFOLIO                      FEE       (12b-1) FEE    SERVICES FEE   EXPENSES(2)   EXPENSES    REIMBURSEMENTS(3)   EXPENSES
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus
International Equity          0.45%           --           0.25%          0.22%        0.92%          (0.12)%          0.80%



(1) This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.


(2) Pursuant to an administration services agreement with the Trust, ING Funds Services LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(3) ING Investments has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that all dividends and distributions are reinvested, and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                                              1 YEAR    3 YEAR
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus International Equity Portfolio                                                               $ 82      $ 281

(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-year period.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN THE PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF THE PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIO SECTION AND ARE DESCRIBED BELOW. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.


DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect it from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent the Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


INDEX STRATEGY RISK. The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


between the Portfolio and the MSCI EAFE Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INVESTMENT BY FUNDS-OF-FUNDS. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


MANAGER RISK. The Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and the Portfolio Manager could do a poor job in executing an investment strategy. The Portfolio Manager may use the investment techniques or invest in securities that are not part of the Portfolio's principal investment strategy. These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

--------------------------------------------------------------------------------
                                MORE INFORMATION
--------------------------------------------------------------------------------

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of the Portfolio is non-fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio Manager may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

The Administrator of the Portfolio is ING Funds Services, LLC ("ING Funds Services" or "Administrator"). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator is a wholly-owned subsidiary of ING Groep N.V. and the immediate parent company of ING Investments.

Under an Administration Agreement between ING Funds Services and the Trust, on behalf of the Portfolio, ING Funds Services administers the Portfolio's corporate affairs subject to the supervision of the Board of Trustees of the Trust ("Board"). ING Funds Services also furnishes the Trust with office facilities and furnishes executive personnel together with clerical and certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Portfolio's custodian or transfer agent.


The Administration Agreement also requires ING Funds Services to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administrator has authorized all of its officers and employees who have been elected as officers of the Trust to serve in such capacities.


All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator. The Portfolio pays ING Funds Services an administration fee, computed daily and


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payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an annual rate of 0.10% of the Portfolio's managed assets. The Administration Agreement may be terminated by the Board upon 60 days written notice.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into Class S, Service Class, Adviser Class and Institutional Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


SERVICE FEES


The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of the Portfolio. The Agreement allows DSI to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Agreement, the Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver;
ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, the Portfolio is sub-advised by an ING entity, and ING may retain more


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revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor DSI is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

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Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio that does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

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                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER


ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio, and provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of June 30, 2005, ING Investments managed over $39.2 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, ING Investments oversees the Portfolio's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments delegates to the Portfolio Manager the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of the Portfolio Manager. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and investment advisers affiliated with the Trust, including ING Investments, received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the sub-adviser of the Portfolio. In this event, the name of the Portfolio and principal investment strategies may also change.


MANAGEMENT FEE

The Trust pays ING Investments a management fee, payable monthly, based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:


                                                                                 FEE TO BE PAID TO
                                                                            ING INVESTMENTS DURING 2005
                                                                          (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                                                       ASSETS)(1)
     ----------------------------------------------------------------------------------------------------
     ING VP Index Plus International Equity                                             0.45%


     (1) ING Investments pays the Portfolio Manager a portfolio management fee for its services on a monthly basis.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Portfolio's SAI.

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                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                            TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolio distributes its net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.


The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


FINANCIAL HIGHLIGHTS

Because the Portfolio has not commenced operations as of the date of this Prospectus, no financial highlights are available.

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TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the Report of the registered public accounting firm.

To obtain a free copy of these documents or to make inquiries about the Portfolio, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

JULY 29, 2005
SERVICE 2 CLASS


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                         PAGE
INTRODUCTION
   ING Investors Trust                                      2
   Investment Adviser                                       2
   Portfolio Manager                                        2
   Classes of Shares                                        2
   Investing through your Variable Contract
     or Qualified Plan                                      2
   Why Reading this Prospectus is Important                 2
DESCRIPTION OF THE PORTFOLIO
   ING VP Index Plus International Equity
     Portfolio                                              3
PORTFOLIO FEES AND EXPENSES                                 5
SUMMARY OF PRINCIPAL RISKS                                  6
MORE INFORMATION
   Percentage and Rating Limitation                         9
   A Word about Portfolio Diversity                         9
   Additional Information about the Portfolio               9
   Non-Fundamental Investment Policies                      9
   Temporary Defensive Positions                            9
   Administrative Services                                  9
   Portfolio Distribution                                  10
   Additional Information Regarding the Classes
     of Shares                                             10
   Service Fees                                            10
   How We Compensate Entities Offering Our
     Products as Investment Options in their
     Insurance Products                                    11
   Interests of the Holders of
     Variable Insurance Contracts and Policies
     and Qualified Retirement Plans                        11
   Frequent Trading - Market Timing                        12
   Portfolio Holdings Disclosure Policy                    12
   Reports to Shareholders                                 13
OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                             14
   Management Fee                                          14
NET ASSET VALUE                                            15
TAXES AND DISTRIBUTIONS                                    16
FINANCIAL HIGHLIGHTS                                       16
TO OBTAIN MORE INFORMATION                               Back
ING INVESTORS TRUST TRUSTEES                             Back

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                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios. Only one of these portfolios, ING VP Index Plus International Equity Portfolio ("Portfolio"), is offered in this prospectus ("Prospectus").


INVESTMENT ADVISER

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of the Portfolio, and the Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." ING Investments is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries with more than 100,000 employees.

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Service 2 Class shares. For more information about Service 2 Class shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolio may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Service 2 Class shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, strategy and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

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                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Advisors, B.V. ("IIMA")


INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not fundamental, and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index convertible securities that are convertible into stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

In managing the Portfolio, the Portfolio Manager attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that the Portfolio Manager believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Portfolio Manager believes will underperform the index. In determining stock weightings, the Portfolio Manager uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Portfolio Manager generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Portfolio Manager expects that there will be a close correlation between the performance of the Portfolio and that of the index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INDEX STRATEGY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

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--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON PORTFOLIO MANAGER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, the Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $167.3 billion as of June 30, 2005.


The following individuals are responsible for the management of the Portfolio


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Carl Ghielen        Mr. Ghielen, Portfolio Manager, has been co-manager of the
                    Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr.
                    Ghielen has over 14 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen       Mr. Jansen, Senior Portfolio Specialist, has been the
                    co-manager of the Portfolio since its inception. He joined
                    IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING, Mr.
                    Jansen was responsible for the U.S. equity and venture
                    capital portfolios at a large corporate Dutch pension fund.



The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolio are not parties to your Variable Contract or Qualified Plan, but is merely an investment option made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio is not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.


                                SERVICE 2 SHARES

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                      TOTAL                       TOTAL NET
                           MANAGEMENT  DISTRIBUTION    SHAREHOLDER      OTHER       OPERATING     WAIVERS AND     OPERATING
PORTFOLIO                     FEE     (12b-1) FEE(2)   SERVICES FEE   EXPENSES(3)    EXPENSES  REIMBURSEMENTS(4)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------
 ING VP Index Plus
   International Equity       0.45%         0.25%          0.25%        0.22%          1.17%        (0.22)%          0.95%



(1) This table shows the estimated operating expenses for the Service 2 Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the first fiscal year of operations as the Portfolio had not commenced operations as of December 31, 2004.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee this waiver will continue after that date.

(3) Pursuant to an administration services agreement with the Trust, ING Funds Services LLC may receive an annual administration fee equal to 0.10% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4) ING Investments has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that all dividends and distributions are reinvested, and that the Service 2 Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                               1 YEAR   3 YEAR
------------------------------------------------------------------------------
 ING VP Index Plus International Equity Portfolio              $   97   $  350


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-year period.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN THE PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF THE PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIO SECTION AND ARE DESCRIBED BELOW. THE PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.


DERIVATIVES RISK. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect it from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent the Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


INDEX STRATEGY RISK. The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


between the Portfolio and the MSCI EAFE Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INVESTMENT BY FUNDS-OF-FUNDS. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


MANAGER RISK. The Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and the Portfolio Manager could do a poor job in executing an investment strategy. The Portfolio Manager may use the investment techniques or invest in securities that are not part of the Portfolio's principal investment strategy. These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the Investment Company Act of 1940 ("1940 Act"), a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"),

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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                                MORE INFORMATION
--------------------------------------------------------------------------------

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


The Portfolio is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of the Portfolio is non-fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the SAI. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


The Portfolio has adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS

The Portfolio Manager may depart from the Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, the Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES

The Administrator of the Portfolio is ING Funds Services, LLC ("ING Funds Services" or "Administrator"). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator is a wholly-owned subsidiary of ING Groep N.V. and the immediate parent company of ING Investments.

Under an Administration Agreement between ING Funds Services and the Trust, on behalf of the Portfolio, ING Funds Services administers the Portfolio's corporate affairs subject to the supervision of the Board of Trustees of the Trust ("Board"). ING Funds Services also furnishes the Trust with office facilities and furnishes executive personnel together with clerical and certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Portfolio's custodian or transfer agent.


The Administration Agreement also requires ING Funds Services to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administrator has authorized all of its officers and employees who have been elected as officers of the Trust to serve in such capacities.


All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator. The Portfolio pays ING Funds Services an administration fee, computed daily and

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                          MORE INFORMATION (CONTINUED)
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payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an annual rate of 0.10% of the Portfolio's managed assets. The Administration Agreement may be terminated by the Board upon 60 days written notice.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


The Portfolio's shares are classified into Service 2 Class, Adviser Class, Institutional Class and Service Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 shares of the Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c) holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding the Portfolio's investment objectives and policies and other information about the Trust and the Portfolio including the performance of the Portfolio's Service 2 Class shares;

(e) training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolio's Service 2 Class shares.


SERVICE FEES


The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 shares of the Portfolio of the Trust. The Agreement allows DSI to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering

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portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 shares.


HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan or Agreement, the Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver;
ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, the Portfolio is sub-advised by an ING entity, and ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor DSI is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to

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redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.


Because the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio that does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as

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                          MORE INFORMATION (CONTINUED)
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of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.
The Portfolio's website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

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                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER


ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio, and provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of June 30, 2005, ING Investments managed over $39.2 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, ING Investments oversees the Portfolio's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments delegates to the Portfolio Manager the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of the Portfolio Manager. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and investment advisers affiliated with the Trust, including ING Investments, received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the sub-adviser of the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.


MANAGEMENT FEE

The Trust pays ING Investments a management fee, payable monthly, based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fee to be paid by the Portfolio for the current fiscal year as a percentage of the Portfolio's average daily net assets:


                                                              FEE TO BE PAID TO
                                                         ING INVESTMENTS DURING 2005
                                                       (AS A PERCENTAGE OF AVERAGE NET
    PORTFOLIO                                                    ASSETS)(1)
    -----------------------------------------------------------------------------------
    ING VP Index Plus International Equity                         0.45%


    (1) ING Investments pays the Portfolio Manager a portfolio management fee for its services on a monthly basis.

For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Portfolio's SAI.

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                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

    - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time the close of the NYSE, or the closing value is otherwise deemed unreliable;

    -  Securities of an issuer that has entered into a restructuring;

    -  Securities whose trading has been halted or suspended;

    - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

    -  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolio distributes its net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.


The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


FINANCIAL HIGHLIGHTS

Because the Portfolio has not commenced operations as of the date of this Prospectus, no financial highlights are available.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated July 29, 2005 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Report of the registered public accounting firm.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


07/29/05                                                  SEC File No. 811-05629

                               ING INVESTORS TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 29, 2005


                                   ----------


                                  ADVISER CLASS
                               INSTITUTIONAL CLASS

                                  SERVICE CLASS
                                 SERVICE 2 CLASS

                       ING MARKETSTYLE MODERATE PORTFOLIO

                    ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

                        ING MARKETSTYLE GROWTH PORTFOLIO

                             ING MARKETPRO PORTFOLIO


This Statement of Additional Information ("SAI") pertains to the Adviser Class ("ADV Class") shares, Institutional Class ("Class I") shares, Service Class ("Class S") shares and Service 2 Class shares of the Portfolios listed above (each a "Portfolio," and collectively, the "Portfolios"), each of which is a separate series of ING Investors Trust ("Trust"). This SAI is not a prospectus. A prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios may be obtained without charge from the Trust or from the Portfolios' principal underwriter, Directed Services, Inc. ("DSI"). This SAI should be read in conjunction with the Portfolios' prospectuses dated July 29, 2005 for the ADV Class, Class I, Class S and Service 2 Class shares ("Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses, and any supplements thereto. Unless otherwise defined in this SAI, capitalized terms not defined herein are used as defined in the Prospectuses The Prospectuses and the Portfolios' Semi-Annual/Annual Report, when available, can be obtained without charge by contacting the Trust at the phone number or address below.


                                   ----------

                               ING INVESTORS TRUST

                         7337 East Doubletree Ranch Road

                              Scottsdale, AZ 85258
                                 1-800-366-0066


[ING LOGO]

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

                                TABLE OF CONTENTS


INTRODUCTION                                                                      1
HISTORY OF THE TRUST                                                              1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                               1
INVESTMENT RESTRICTIONS                                                          45
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                           45
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                       46
MANANGEMENT OF THE TRUST                                                         47
   INFORMATION ABOUT THE TRUSTEES                                                48
   INFORMATION ABOUT THE TRUST'S OFFICERS                                        51
   SHARE OWNERSHIP POLICY                                                        54
   TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS                                54
   BOARD COMMITTEES                                                              56
       Valuation and Proxy Voting Committee                                      56
       Executive Committee                                                       56
       Nominating Committee                                                      56
       Audit Committee                                                           56
       Investment Review Committee                                               57
       Compliance Committee                                                      57
       Contracts Committee                                                       57
       Frequency of Board Meetings                                               57
       Compensation of Trustees                                                  57
   OWNERSHIP OF SHARES                                                           60
   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                    60
   THE ADVISER                                                                   61
       Information About the Adviser                                             61
       Management Agreement                                                      61
       Expense Limitation Agreement                                              62
   ADMINISTRATOR                                                                 62
   DISTRIBUTOR                                                                   63
   CODE OF ETHICS                                                                63
   DISCLOSURE OF THE MARKETSTYLE PORTFOLIOS' PORTFOLIO SECURITIES                63
   PROXY VOTING PROCEDURES                                                       65
PORTFOLIO TRANSACTIONS AND BROKERAGE                                             65
   INVESTMENT DECISIONS                                                          65
   BROKERAGE AND RESEARCH SERVICES                                               66
       Portfolio Turnover                                                        68
NET ASSET VALUE                                                                  68
PERFORMANCE INFORMATION                                                          70
TAXES                                                                            71
OTHER INFORMATION                                                                74
   CAPITALIZATION                                                                74
   VOTING RIGHTS                                                                 74
   PURCHASE OF SHARES                                                            74
   REDEMPTION OF SHARES                                                          75
   EXCHANGES                                                                     75
   CUSTODIAN                                                                     75
   TRANSFER AGENT                                                                75
   INDEPENDENT AUDITORS                                                          76
   LEGAL COUNSEL                                                                 76
   REGISTRATION STATEMENT                                                        76
FINANCIAL STATEMENTS                                                             76
APPENDIX A: DESCRIPTION OF BOND RATINGS                                         A-1


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
APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES                             B-1

                                       ii
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                                  INTRODUCTION


This SAI only pertains to the Portfolios and is designed to elaborate upon information contained in the Prospectuses for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectus. Terms not defined herein have the meanings given to them in the Prospectus.

                              HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 56 investment portfolios. The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains only to the following four Portfolios: ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio, and ING MarketPro Portfolio.

Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolios normally invest all of their assets in shares of other ING Funds ("Underlying Funds"), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.

Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

Certain of the Underlying Funds may invest in municipal securities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

MORAL OBLIGATION SECURITIES - Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

MUNICIPAL LEASE OBLIGATIONS - Certain of the Underlying Funds may invest in municipal lease obligations. Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM MUNICIPAL OBLIGATIONS - Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

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     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates. Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

Certain of the Underling Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody's Investors Service ("Moody's") or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the portfolio manager of the Underlying Fund ("Portfolio Manager").

FLOATING OR VARIABLE RATE INSTRUMENTS

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

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HIGH YIELD BONDS

Certain of the Underling Funds may invest in high yield bonds. "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the Portfolio Manager believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.

BRADY BONDS

Certain of the Underlying Funds may invest in Brady Bonds. "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

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COMMERCIAL PAPER

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Underlying Fund may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

INTERNATIONAL DEBT SECURITIES

     The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

     In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

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     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


SOVEREIGN DEBT

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (I.E., high yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

PASSIVE FOREIGN INVESTMENT COMPANIES

Certain of the Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits

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under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.

MORTGAGE-BACKED SECURITIES

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES - Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

ADJUSTABLE RATE MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index

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(often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

STRIPPED MORTGAGE-BACKED SECURITIES - Certain of the Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Underlying Fund's limitations on investment in illiquid securities.

TAX EXEMPT INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS - Certain of the Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (E.G., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

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FOREIGN MORTGAGE-RELATED SECURITIES - Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES - Certain of the Underlying Funds may invest in Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates"). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned

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corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (I.E., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES - Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

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In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage

                                       13
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under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

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Asset-backed securities include Certificates for Automobile Receivables(SM)
("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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LOAN PARTICIPATIONS

Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.

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TO BE ANNOUNCED ("TBA") SALE COMMITMENTS

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO-COUPON AND PAY-IN-KIND BONDS

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

Certain of the Underlying Funds may invest in guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (I.E., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

TRUST-PREFERRED SECURITIES

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will

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subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (I.E., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the Portfolio Manager will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

"SYNTHETIC" CONVERTIBLE SECURITIES

"Synthetic" convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolios may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.

PREFERRED STOCK

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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CONVERTIBLE SECURITIES

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

WARRANTS

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

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An Underlying Fund's transactions in derivative instruments may include:

     - The purchase and writing of options on securities (including index options) and options on foreign currencies;

     - The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund's investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS - A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

INTEREST RATE FUTURES CONTRACTS - An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in

                                       21
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the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS - A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STRADDLES - Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

STOCK INDEX FUTURES CONTRACTS - A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

     (1) When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

          (a)  Forego possible price appreciation;

          (b) Create a situation in which the securities would be difficult to repurchase; or

          (c)  Create substantial brokerage commissions;

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     (2)  When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

     (3)  To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

     (1) If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

     (2)  To close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund's securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund's exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital

                                       23
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gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS - Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (I.E., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS - When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by an Underlying Fund. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES - An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified

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security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS - In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is "covered" or "secured" by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

OPTIONS ON SECURITIES INDEXES - Certain of the Underlying Funds may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

GENERAL - Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund's transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

OPTIONS ON FOREIGN CURRENCIES

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

SWAPS

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (I.E., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS - Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from

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the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap. Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's limit on illiquid securities.

STRUCTURED SECURITIES

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to

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intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such

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investments. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet an Underlying Fund's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.

DOLLAR ROLL TRANSACTIONS

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or "covered rolls" in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund's other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or

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delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries. Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that

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companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN BANK OBLIGATIONS

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In

                                       33
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addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY TRANSACTIONS

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS - Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary

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for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES - A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, I.E., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

FOREIGN CURRENCY WARRANTS - Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency

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such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

CURRENCY MANAGEMENT

An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund's securities are denominated will generally lower the net asset value of the Underlying Fund. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

EXCHANGE RATE-RELATED SECURITIES

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.

Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist

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for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

PERFORMANCE INDEXED PAPER

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

CORPORATE REORGANIZATIONS

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Portfolio Manager that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The Portfolio Manager, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund's Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

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Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund's limitation of 15% of the net assets of the Underlying
Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

IPO's

Initial Public Offerings (IPOs) occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies. The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance in the future.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

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OTHER INVESTMENT COMPANIES

An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

Certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares", as defined below. Certain Underlying Funds may invest in Exchange Traded Funds ("ETFs"), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund's total assets in the investment company; or (3) invest more than 10% of the Underlying Fund's total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.


     EXCHANGE TRADED FUNDS ("ETFs") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.


     STANDARD & POOR'S DEPOSITARY RECEIPTS - Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

     iSHARES MSCI INDEX SHARES - Certain of the Underlying Funds may invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

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     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs") - HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

SHORT SALES

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE Box - A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund.

ILLIQUID SECURITIES

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.

RESTRICTED SECURITIES

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's board of directors/trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

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BORROWING

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund's investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS

Certain of the Underlying Funds may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -    possible declines in the value of real estate;

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     -    adverse general or local economic conditions;
     -    possible lack of availability of mortgage funds;
     -    overbuilding;
     -    extended vacancies of properties;
     -    increases in competition, property taxes and operating expenses;
     -    changes in zoning or applicable tax law;
     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
     -    casualty or condemnation losses;
     -    uninsured damages from floods, earthquakes or other natural disasters;
     -    limitations on and variations in rents; and
     -    unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund's manager or an affiliate or client of an Underlying Fund's manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in

                                       42
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unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

PRIVATE FUNDS

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

STRATEGIC TRANSACTIONS

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS

A special situation arises when, in the opinion of a Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove

                                       43
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commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY - The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

PORTFOLIO TURNOVER

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Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Portfolio Manager believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a "majority" of a Portfolio's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.


Unless otherwise indicated, a Portfolio:


     (1)  Shall be a "diversified company" as that term is defined in the 1940
          Act;

     (2) May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities);

     (3) May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     (4) May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     (5) May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law;

     (6)  May not purchase or sell real estate, except that the Portfolio may
          (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     (7) May not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     (8) May not purchase physical commodities or contracts relating to physical commodities.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolios without receiving prior shareholder approval of the change.

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                             MANAGEMENT OF THE TRUST


The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each portfolio of the Trust, including the Portfolios, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger
B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr. Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


             Set forth in the table below is information about each
                              Trustee of the Trust.

INFORMATION ABOUT THE TRUSTEES


                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                 TERM OF OFFICE                                 COMPLEX
                               POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             WITH TRUST     TIME SERVED (1)   DURING THE PAST 5 YEARS     TRUSTEE (2)       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (3)              Trustee          January 1, 2005 -  Executive Director, The         158       None
7337 East Doubletree Ranch Rd.                  Present            Mark Twain House & Museum
Scottsdale, Arizona 85258                                          (4) (September 1989 -
Age: 52                                                            Present).

J. MICHAEL EARLEY              Trustee          January 1, 1997 -  President and Chief             158       None
7337 East Doubletree Ranch Rd.                  Present            Executive Officer, Bankers
Scottsdale, Arizona 85258                                          Trust Company, N.A. (June
Age: 60                                                            1992 - Present).

R. BARBARA GITENSTEIN          Trustee          January 1, 1997 -  President, College of New       158       New Jersey Resources
7337 East Doubletree Ranch Rd.                  Present            Jersey (January 1999 -                    (September 2003 -
Scottsdale, Arizona 85258                                          Present).                                 Present).
Age: 57

PATRICK W. KENNY (3)           Trustee          January 1, 2005    President and Chief             158       Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.                  - Present          Executive Officer                         (November 2003 -
Scottsdale, Arizona 85258                                          International Insurance                   Present).
Age: 62                                                            Society (June 2001 -
                                                                   Present); and Executive
                                                                   Vice President Frontier
                                                                   Insurance Group, Inc.
                                                                   (September 1998 - March
                                                                   2001).

WALTER H. MAY                  Trustee          February 1, 2002 - Retired.                        158       BestPrep (September
7337 East Doubletree Ranch Rd.                  Present                                                       1991 - Present).
Scottsdale, Arizona 85258
Age: 67

JOCK PATTON                    Chairman and     February 1, 2002 - Private Investor (June          158       JDA Software Group,
7337 East Doubletree Ranch Rd. Trustee          Present            1997 - Present). Formerly,                Inc. (January 1999 -
Scottsdale, Arizona 85258                                          Director and Chief                        Present); Swift
Age: 58                                                            Executive Officer, Rainbow                Transportation Co.
                                                                   Multimedia Group, Inc.                    (March 2004 -
                                                                   (January 1999 - December                  Present).
                                                                   2001).

DAVID W.C. PUTNAM              Trustee          February 1, 2002 - President and Director,         158       Progressive Capital
7337 East Doubletree Ranch Rd.                  Present            F.L. Putnam Securities                    Accumulation Trust
Scottsdale, Arizona 85258                                          Company, Inc. (June 1978 -                (August 1998 -
Age: 65                                                            Present).                                 Present); Principled
                                                                                                             Equity Market Fund
                                                                                                             (November 1996 -
                                                                                                             Present); Mercy
                                                                                                             Endowment Foundation
                                                                                                             (September 1995 -
                                                                                                             Present); Asian
                                                                                                             American Bank and
                                                                                                             Trust Company (June
                                                                                                             1992 - Present);
                                                                                                             Notre Dame Health
                                                                                                             Care Center (July
                                                                                                             1991 - Present).

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                 TERM OF OFFICE                                 COMPLEX
                               POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             WITH TRUST     TIME SERVED (1)   DURING THE PAST 5 YEARS     TRUSTEE (2)       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT (5)           Trustee          January 1, 1994 -  President, Springwell           158       AmeriGas Propane,
7337 East Doubletree Ranch Rd.                  Present            Corporation (March 1989 -                 Inc. (January 1998 -
Scottsdale, Arizona 85258                                          Present).                                 Present).
Age: 59

RICHARD A. WEDEMEYER           Trustee          February 1, 2002 - Retired. Formerly, Vice         158       Touchstone Consulting
7337 East Doubletree Ranch Rd.                  Present            President - Finance and                   Group (June 1997 -
Scottsdale, Arizona 85258                                          Administration, The                       Present); and Jim
Age: 69                                                            Channel Corporation (June                 Henson Legacy (April
                                                                   1996 - April 2002).                       1994 - Present).
                                                                   Trustee, First Choice
                                                                   Funds (February 1997 -
                                                                   April 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6)(7)     Trustee          February 1, 2002 - Chief Executive Officer,        204       Equitable Life
7337 East Doubletree Ranch Rd.                  Present            ING U.S. Financial                        Insurance Co., Golden
Scottsdale, Arizona 85258                                          Services (January 2005 -                  American Life
Age: 49                                                            Present); General Manager                 Insurance Co., Life
                                                                   and Chief Executive                       Insurance Company of
                                                                   Officer, ING U.S.                         Georgia, Midwestern
                                                                   Financial Services                        United Life Insurance
                                                                   (December 2003 - December                 Co., ReliaStar Life
                                                                   2004); Chief Executive                    Insurance Co.,
                                                                   Officer, ING U.S.                         Security Life of
                                                                   Financial Services                        Denver, Security
                                                                   (September 2001 - December                Connecticut Life
                                                                   2003); and General Manager                Insurance Co.,
                                                                   and Chief Executive                       Southland Life
                                                                   Officer U.S. Worksite                     Insurance Co., USG
                                                                   Financial Services                        Annuity and Life
                                                                   (December 2000 - September                Company, and United
                                                                   2001).                                    Life and Annuity
                                                                                                             Insurance Co. Inc;
                                                                                                             Ameribest Life
                                                                                                             Insurance Co.; First
                                                                                                             Columbine Life
                                                                                                             Insurance Co.; and
                                                                                                             Metro Atlanta Chamber
                                                                                                             of Commerce

                                                                                                             (January 2003 -
                                                                                                              Present).

JOHN G. TURNER (6)             Trustee          February 1, 2002 - Retired. Formerly, Vice         158       Hormel Foods
7337 East Doubletree Ranch Rd.                  Present            Chairman of ING Americas                  Corporation (March
Scottsdale, Arizona 85258                                          (September 2000 - January                 2000 - Present);
Age: 65                                                            2002); Chairman and Chief                 ShopKo Stores, Inc.
                                                                   Executive Officer of                      (August 1999 -
                                                                   ReliaStar Financial Corp.                 Present); and
                                                                   and ReliaStar Life                        Conseco, Inc..
                                                                   Insurance Company (July                   (September 2003 -
                                                                   1993 - September 2000);                   Present).
                                                                   Director of ReliaStar Life
                                                                   Insurance Company of New
                                                                   York (April 1975 -
                                                                   December 2001); Director
                                                                   of Northern Life

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                 TERM OF OFFICE                                 COMPLEX
                               POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             WITH TRUST     TIME SERVED (1)   DURING THE PAST 5 YEARS     TRUSTEE (2)       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Insurance Company
                                                                   (March 1985 - April 2000);
                                                                   Chairman and Trustee of
                                                                   the Northstar affiliated
                                                                   investment companies
                                                                   (May 1993 - December 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund, ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc. ; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

(3) Commenced services as a Director on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(4) Shaun Mathews, Senior Vice President of ILIAC, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper(SM) Portfolio and of the Trust during this period.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc, therefore for the purposes of this table, with reference to Mr. McInerney, "ING Funds Complex" also includes these investment companies.

     Information about the Trust's officers is set forth in the table below:


                                                               TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)      THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief Executive   March 2003 - Present      President and Chief Executive
7337 East Doubletree Ranch Rd.  Officer                                                   Officer, ING Investments, LLC(3)
Scottsdale, Arizona 85258                                                                 (December 2000 - Present).
Age: 56                                                                                   Formerly, Senior Executive Vice
                                                                                          President and Chief Operating
                                                                                          Officer, ING Investments, LLC(3)
                                                                                          (April 1995 - December 2000); and
                                                                                          Executive Vice President, ING
                                                                                          Investments, LLC(3) (May 1998 -
                                                                                          June 2000).

STANLEY D. VYNER                Executive Vice President       March 2003 - Present       Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(3) (July 2000 -
Scottsdale, Arizona 85258                                                                 Present) and Chief Investment Risk
Age: 55                                                                                   Officer (January 2003 - Present).
                                                                                          Formerly, Chief Investment Officer
                                                                                          of the International Portfolios,
                                                                                          ING Investments, LLC(3) (August
                                                                                          2000 - January 2003); and Chief
                                                                                          Executive Officer, ING Investments,
                                                                                          LLC(3) (August 1996 - August 2000).

MICHAEL J. ROLAND               Executive Vice President       March 2003 - Present       Executive Vice President, Chief
7337 East Doubletree Ranch Rd.                                                            Financial Officer and Treasurer
Scottsdale, Arizona 85258                                                                 (December 2001 - Present) and Chief
Age: 47                                                                                   Compliance Officer (October 2004 -
                                                                                          Present), ING Investments, LLC(3).
                                                                                          Formerly, Senior Vice President,
                                                                                          ING Investments, LLC(3) (June 1998
                                                                                          - December 2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer       November 2004 - Present    Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                            Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                      Formerly, Vice President, Chief
Age: 50                                                                                   Legal Counsel, Chief Compliance
                                                                                          Officer and Secretary of Atlas
                                                                                          Securities, Inc., Atlas Advisers,
                                                                                          Inc. and Atlas Funds (October 2001
                                                                                          - October 2004); and Chief
                                                                                          Operating Officer and General
                                                                                          Counsel of Matthews International
                                                                                          Capital Management LLC and Vice
                                                                                          President and Secretary of Matthews
                                                                                          International Funds (August 1999 -
                                                                                          May 2001).

TODD MODIC                      Senior Vice President,         March 2005 - Present       Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                 Services, LLC (4) (April 2005 -
Scottsdale, Arizona 85258       Officer                                                   Present). Formerly, Vice President,
AGE: 37                                                                                   ING Funds Services, LLC(4)
                                                                                          (September 2002 - March 2005).
                                                                                          Formerly, Director of Financial
                                                                                          Reporting, ING Investments, LLC(3)
                                                                                          (March 2001 - September 2002); and
                                                                                          Director of Financial Reporting,
                                                                                          Axient Communications, Inc. (May
                                                                                          2000 - January 2001).

ROBERT S. NAKA                  Senior Vice President          January 2003 - Present     Senior Vice President (August 1999
7337 East Doubletree Ranch Rd.                                                            - Present) and Assistant Secretary
Scottsdale, Arizona 85258                                                                 (October 2001 - Present) ING Funds
Age: 41                                                                                   Services, LLC(4).

KIMBERLY A. ANDERSON            Senior Vice President          November 2003 - Present    Senior Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(3) (October 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Vice President
Age: 40                                                                                   and Assistant Secretary, ING
                                                                                          Investments, LLC(3) (October 2001 -
                                                                                          October 2003); and Assistant Vice
                                                                                          President, ING Funds Services,
                                                                                          LLC(4) (November 1999 - January

                                                               TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)      THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          2001).

MARY BEA WILKINSON              Vice President                 March 2003 - Present       Head of Strategic Relationships,
7337 East Doubletree Ranch Rd.                                                            ING U.S. Financial Services (2003 -
Scottsdale, Arizona 85258                                                                 Present); Formerly, Senior Vice
Age: 48                                                                                   President, ING Outside Funds Group
                                                                                          (2000 - 2002); and Senior Vice
                                                                                          President and Chief Financial
                                                                                          Officer, First Golden American Life
                                                                                          Insurance Company of New York (1997
                                                                                          - 2000).

ROBYN L. ICHILOV                Vice President                 January 2003 - Present     Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(4) (October 2001 - Present) and
Scottsdale, Arizona 85258       Treasurer                      March 2003 - Present       ING Investments, LLC(3) (August
Age: 37                                                                                   1997 - Present).

LAUREN D. BENSINGER             Vice President                 February 2003 - Present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                            Officer, ING Funds Distributor,
Scottsdale, Arizona 85258                                                                 LLC(5) (July 1995 - Present); and
Age: 51                                                                                   Vice President, ING Investments,
                                                                                          LLC(3) (February 1996 - Present).
                                                                                          Formerly, Chief Compliance Officer,
                                                                                          ING Investments, LLC(3) (October
                                                                                          2001 - October 2004).

MARIA M. ANDERSON               Vice President                 September 2004 - Present   Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC (September 2004 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Assistant Vice President,
Age: 47                                                                                   ING Funds Services, LLC(4) (October
                                                                                          2001 - September 2004); and
                                                                                          Manager of Fund Accounting and
                                                                                          Fund Compliance, ING Investments,
                                                                                          LLC(3) (September 1999 - October
                                                                                          2001).

MARY A. GASTON                  Vice President                 March 2005 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(4) (April 2005 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Assistant Vice President,
Age: 39                                                                                   Financial Reporting, ING
                                                                                          Investments, LLC(3) (April 2004 -
                                                                                          April 2005): Manager, Financial
                                                                                          Reporting, ING Investments, LLC(3)
                                                                                          (August 2002 - April 2004);
                                                                                          Controller, Z Seven Fund, Inc. and
                                                                                          Ziskin Asset Management, Inc.
                                                                                          (January 2000 - March 2002).

SUSAN P. KINENS                 Assistant Vice President       January 2003 - Present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(4) (December 2002 -
Scottsdale, Arizona 85258                                                                 Present); and has held various
Age: 28                                                                                   other positions with ING Funds
                                                                                          Services, LLC(4) for more than the
                                                                                          last five years.

KIMBERLY K. PALMER              Assistant Vice President       September 2004 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(4) (August 2004 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Manager,
Age: 48                                                                                   Registration Statements, ING Funds
                                                                                          Services, LLC(4) (May 2003 - August
                                                                                          2004); Associate Partner, AMVESCAP
                                                                                          PLC (October 2000 - May 2003); and
                                                                                          Director of Federal Filings and
                                                                                          Blue Sky Filings, INVESCO Funds
                                                                                          Group, Inc. (March 1994 - May
                                                                                          2003).

HUEY P. FALGOUT, JR.            Secretary                      August 2003 - Present      Chief Counsel, ING Americas, U.S.
7337 East Doubletree Ranch Rd.                                                            Legal Services (September 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Counsel, ING
Age: 41                                                                                   Americas, U.S. Legal Services
                                                                                          (November 2002 - September 2003);
                                                                                          and Associate General Counsel of
                                                                                          AIG American General (January 1999
                                                                                          - November 2002).

                                                               TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)      THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY               Assistant Secretary            August 2003 - Present      Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Senior Associate with
Age: 42                                                                                   Shearman & Sterling (February 2000
                                                                                          - April 2003).

ROBIN R. NESBITT                Assistant Secretary            September 2004 - Present   Supervisor, Board Operations, ING
7337 East Doubletree Ranch Rd.                                                            Funds Services, LLC (4) (August
Scottsdale, Arizona 85258                                                                 2003 - Present). Formerly, Senior
Age: 31                                                                                   Legal Analyst, ING Funds Services,
                                                                                          LLC (4) (August 2002 - August
                                                                                          2003); Associate,
                                                                                          PricewaterhouseCoopers (January
                                                                                          2001 - August 2001); and Paralegal,
                                                                                          McManis, Faulkner & Morgan (May
                                                                                          2000 - December 2000).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)  Unless otherwise noted, this column refers to ING Investors Trust.

(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy ("Policy") of the Board for Independent Trustees to own beneficially shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2004:


                               DOLLAR RANGE OF EQUITY SECURITIES IN EACH
                                    PORTFOLIO AS OF DECEMBER 31, 2004
                            --------------------------------------------------  AGGREGATE DOLLAR RANGE OF
                                             ING                                EQUITY SECURITIES IN ALL
                                ING      MARKETSTYLE      ING         ING         REGISTERED INVESTMENT
                            MARKETSTYLE   MODERATE    MARKETSTYLE  MARKETPRO  COMPANIES OVERSEEN BY TRUSTEE
     NAME OF                 MODERATE      GROWTH       GROWTH     PORTFOLIO     IN FAMILY OF INVESTMENT
     TRUSTEE                 PORTFOLIO    PORTFOLIO    PORTFOLIO                       COMPANIES
     ------------------------------------------------------------------------------------------------------
     John V. Boyer (1)          None        None         None         None                None
     Paul S. Doherty (2)        None        None         None         None            Over $100,000
     J. Michael Earley          None        None         None         None         $50,001 - $100,000
     R. Barbara Gitenstein      None        None         None         None          $10,001 - $50,000
     Patrick W. Kenny (1)       None        None         None         None                None
     Walter H. May              None        None         None         None            Over $100,000
     Jock Patton                None        None         None         None          $10,001 - $50,000
     David W.C. Putnam          None        None         None         None            Over $100,000
     Blaine E. Rieke (2)        None        None         None         None         $50,001 - $100,000
     Roger B. Vincent           None        None         None         None            Over $100,000
     Richard A. Wedemeyer       None        None         None         None         $50,000 - $100,000

                               DOLLAR RANGE OF EQUITY SECURITIES IN EACH
                                    PORTFOLIO AS OF DECEMBER 31, 2004
                            --------------------------------------------------  AGGREGATE DOLLAR RANGE OF
                                             ING                                EQUITY SECURITIES IN ALL
                                ING      MARKETSTYLE      ING         ING         REGISTERED INVESTMENT
                            MARKETSTYLE   MODERATE    MARKETSTYLE  MARKETPRO  COMPANIES OVERSEEN BY TRUSTEE
     NAME OF                 MODERATE      GROWTH       GROWTH     PORTFOLIO     IN FAMILY OF INVESTMENT
     TRUSTEE                 PORTFOLIO    PORTFOLIO    PORTFOLIO                       COMPANIES
     ------------------------------------------------------------------------------------------------------
     TRUSTEES WHO ARE "INTERESTED PERSONS"
     Thomas J. McInerney        None        None         None         None            Over $100,000
     John G. Turner             None        None         None         None            Over $100,000


(1) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2)  Retired as of December 31, 2004.

BOARD COMMITTEES


Prior to January 1, 2005, John Boyer and Patrick Kenny were not members of the Board. The meetings reported as of December 31, 2004 were not attended by those two Board members. All of the Committees listed below operate pursuant to a Charter approved by the Board.

VALUATION PROXY AND BROKERAGE COMMITTEE - The Board has a Valuation, Proxy and Brokerage Committee (formerly the Valuation and Proxy Voting Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market quotations are not available, overseeing management's administration of proxy voting and overseeing the effectiveness of the Adviser's usage of the Portfolios' brokerage and the Adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees:
Jock Patton, Walter H. May, John V. Boyer, Richard A. Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation, Proxy and Brokerage Committee held four
(4) meetings.

EXECUTIVE COMMITTEE - An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held three (3) meetings.

NOMINATING AND GOVERNANCE COMMITTEE - The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.


In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the soliciation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent
Trustees: Patrick W. Kenny, Walter H. May, R. Barbara Gitenstein and Richard A. Wedemeyer. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held two (2) meetings.


AUDIT COMMITTEE - The Board established an Audit Committee whose function is, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning those matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees: Patrick W. Kenny, David W.C. Putnum, J. Michael Earley and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Audit Committee held five (5) meetings.

INVESTMENT REVIEW COMMITTEE - The Board has established an Investment Review Committee to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner, and Roger B. Vincent. Mr. Vincent serves as the Chairman of the Investment Review Committee for the Domestic Equity Funds. During the fiscal year ended December 31, 2004, the Investment Review Committee for the Domestic Equity Funds held four (4) meetings. The Investment Review Committee for the International Equity and Fixed Income Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter
H. May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Investment Review Committee for the International and Fixed Income Funds. During the fiscal year ended December 31, 2004, the Investment Review Committee for the International Equity and Fixed Income Funds held four (4) meetings.

COMPLIANCE COMMITTEE - The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees: John V. Boyer, J. Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. During the fiscal year ended December 31, 2004, the Compliance Committee held one (1) meeting.

CONTRACTS COMMITTEE - The Board established a Contracts Committee whose primary function is to review all investment advisory, sub-advisory and all annually renewable agreements, as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional portfolios are established or there is a change in an advisory relationship. The Committee currently consists of five (5) Independent Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee. During the fiscal year ended December 31, 2004, the Contracts Committee held two (2) meetings.


FREQUENCY OF BOARD MEETINGS


The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees meet four (4) times a year, the Investment Review meets six (6) times a year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


     Each Portfolio pays each Independent Trustee a PRO RATA SHARE, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. Patton, Earley, Vincent, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000, and $2,500(1) respectively) (additionally, as
Chairperson of the Investment Review and Contracts Committee Mr. Vincent receives an additional $20,000 and $15,000 respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of a telephonic Board meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments LLC or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.


     Because the Portfolios had not commenced operations as of the date of this SAI, compensation has not been paid to the Trustees on behalf of the Portfolios.


     The following table sets forth information provided by the Portfolios' investment adviser regarding the estimated future compensation of Trustees by the Trust and other funds managed by ING Investments, LLC and its affiliates based on the compensation for the fiscal year ending December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments, LLC or its affiliates.


                            COMPENSATION OF TRUSTEES

                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                          ING                                       ESTIMATED        FROM
                                           ING        MARKETSTYLE        ING                         ANNUAL       REGISTRANT
                                        MARKETSTYLE    MODERATE      MARKETSTYLE        ING         BENEFITS       AND FUND
     NAME OF PERSON,                     MODERATE       GROWTH         GROWTH        MARKETPRO        UPON        COMPLEX PAID
        POSITION                       PORTFOLIO(1)  PORTFOLIO(1)    PORTFOLIO(1)    PORTFOLIO    RETIREMENT(1) TO TRUSTEES (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER, TRUSTEE(4)                     ---            ---            ---            ---            ---                   ---
THOMAS J. MCINERNEY, TRUSTEE(4)                ---            ---            ---            ---            ---                   ---
JOHN V. BOYER, TRUSTEE (5)            $         80   $        135   $        135   $         80            N/A         $      92,625
J. MICHAEL EARLEY, TRUSTEE            $         75   $        130   $        130   $         75            N/A         $      91,000
R. BARBARA GITENSTEIN, TRUSTEE        $         90   $        150   $        150   $         90            N/A         $     104,000

----------

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter. The compensation per quarter to the Chairperson is $625, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $2,500.

                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                          ING                                       ESTIMATED        FROM
                                           ING        MARKETSTYLE        ING                         ANNUAL       REGISTRANT
                                        MARKETSTYLE    MODERATE      MARKETSTYLE        ING         BENEFITS       AND FUND
     NAME OF PERSON,                     MODERATE       GROWTH         GROWTH        MARKETPRO        UPON        COMPLEX PAID
        POSITION                       PORTFOLIO(1)  PORTFOLIO(1)    PORTFOLIO(1)    PORTFOLIO    RETIREMENT(1) TO TRUSTEES (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
PATRICK W. KENNY, TRUSTEE (5)         $         65   $        110   $        110   $         65            N/A         $      75,625
ROGER B. VINCENT, TRUSTEE(7)          $         95   $        160   $        160   $         95            N/A         $     110,000
PAUL S. DOHERTY, TRUSTEE (5)          $          0   $          0   $          0   $          0            N/A         $     106,000
WALTER H. MAY, TRUSTEE                $        110   $        190   $        190   $        110            N/A         $     130,000
BLAINE E. RIEKE, TRUSTEE(6)           $          0   $          0   $          0   $          0            N/A         $     102,000
RICHARD A. WEDEMEYER, TRUSTEE         $         95   $        160   $        160   $         95            N/A         $     110,000
JOCK PATTON, CHAIRMAN AND TRUSTEE     $        110   $        185   $        185   $        110            N/A         $     126,000
DAVID W.C. PUTNAM, TRUSTEE            $         85   $        150   $        150   $         85            N/A         $     101,000

(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service. The Portfolios had not commenced operations as of the date of this SAI and therefore did not pay compensation to any Trustees during the fiscal year ended December 31, 2004. The compensation presented in the table is estimated for the fiscal year ended December 31, 2005.

(2) Represents compensation for 113 portfolios (total in the Fund Complex as of December 31, 2004).

(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc. Officers and Trustees who are interested persons do not receive any compensation from the portfolio.


(5) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.


(6) Mr. Rieke may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a portfolio manager to one of the portfolios of the Trust. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, because his child is an employee of Goldman, Sachs & Co. He may also be deemed to be an "interested person" of the Trust. Mr. Rieke resigned as a Trustee effective December 31, 2004.

(7) Mr. Vincent may have been deemed to be an "interested person" of the Trust, as defined in the 1940 Act, during a portion of 2003, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the portfolios of the Trust, during a portion of 2003. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's Manager or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2004.

                              NAME OF OWNERS AND
                               RELATIONSHIP TO                                 VALUE OF    PERCENTAGE OF
      NAME OF TRUSTEE              TRUSTEE         COMPANY   TITLE OF CLASS   SECURITIES       CLASS
--------------------------------------------------------------------------------------------------------
JOHN V. BOYER (1)                    N/A             N/A          N/A           $  0           N/A
PAUL S. DOHERTY (2)                  N/A             N/A          N/A           $  0           N/A
J. MICHAEL EARLEY                    N/A             N/A          N/A           $  0           N/A
R. BARBARA GITENSTEIN                N/A             N/A          N/A           $  0           N/A
PATRICK W. KENNY (1)                 N/A             N/A          N/A           $  0           N/A
WALTER H. MAY                        N/A             N/A          N/A           $  0           N/A
JOCK PATTON                          N/A             N/A          N/A           $  0           N/A
DAVID W. C. PUTNAM                   N/A             N/A          N/A           $  0           N/A
BLAINE E. RIEKE (2)                  N/A             N/A          N/A           $  0           N/A
ROGER B. VINCENT                     N/A             N/A          N/A           $  0           N/A
RICHARD A. WEDEMEYER                 N/A             N/A          N/A           $  0           N/A

    (1)  Became a Trustee on January 1, 2005.
    (2)  Retired as of December 31, 2004.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its portfolio without the consent or approval of shareholders.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts").


As of the date of this SAI, the Portfolios had not commenced operations and, therefore, to the knowledge of management, the Trustees and Officers of the Trust as a group owned none of the outstanding shares of any Portfolio of the Trust as of July 29, 2005.

As of July 29, 2005, no one owned of record or, beneficially more than 5% or more of the outstanding shares of the Portfolios.


The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of the Portfolios.


ADVISER

INFORMATION ABOUT THE ADVISER


ING Investments, LLC ("ING Investments" or "Adviser") serves as the investment adviser for each Portfolio and is registered with the SEC as an investment adviser. ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of the Portfolios. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Adviser changed to ING Investments, LLC.


MANAGEMENT AGREEMENT


Pursuant to an investment management agreement between the Adviser and the Trust ("Management Agreement"), the Adviser, subject to the direction of the Board, is responsible for furnishing continuous investment supervision to the Portfolios and is responsible for the management of the Portfolios. The Adviser is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of each Portfolio's assets and the purchase and sale of portfolio securities for each Portfolio. The Agreement provides that the Adviser is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

After an initial term of two years, the Investment Management Agreement and, with respect to the MarketStyle Portfolios, the sub-advisory agreement between the Adviser and ING Investment Management Co. ("ING IM" or "Portfolio Manager") ("Portfolio Management Agreement") continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Trust's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Adviser remains responsible for providing general management services to the Portfolios, including overall supervisory responsibility for the general management and investment of the Portfolios' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios' assets; (iii) when appropriate, allocate and reallocate the Portfolios' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios' investment objectives, policies and restrictions.

In considering the Management Agreement and, with respect to the MarketStyle Portfolios, Portfolio Management Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant. In connection with their deliberations on May 12, 2005 relating to the Portfolios' Management Agreement and MarketStyle Portfolio's Portfolio Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments and ING IM. This information included the following items: (1) Fund FACT sheets for the Portfolios that provide information about the expenses of the Portfolios and their respective peer group as well as information about the Portfolios' proposed investment portfolio, objectives and strategies; (2) 15(c) methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by legal counsel to the Independent Directors/Trustees; (4) copies of each form of investment management and sub-advisory agreement; (5) financial statements for ING Investments and ING IM; and (6) other information relevant to their evaluations. The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to approving the Sub-Advisory Agreement.

On May 12, 2005, in reaching a decision to engage ING IM as the MarketStyle Portfolios' sub-adviser, the Board, including a majority of the Independent Trustees, considered, evaluated and discussed several factors including, but not limited to, the following: (1) the process employed by the proposed Sub-Adviser in managing asset allocation products, the consistency of that process over time, the experience of ING IM in managing asset allocation products and measures used to address the risks of asset allocation products; (2) the nature and quality of the services to be provided by ING IM; (3) the fairness of the compensation under the proposed Sub-Advisory Agreement in light of the services to be provided to the Portfolios as funds-of-funds investing in underlying affiliated funds; (4) the qualifications of ING IM's personnel, portfolio management capabilities and investment methodologies; (5) ING IM's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (6) the Advisory fee and expense ratio of the Portfolios compared to other fund-of-fund products in a selected peer group; (7) the costs for the services to be provided by ING IM and the fact that these costs will be paid by the Adviser and not directly by the Portfolios; (8) the appropriateness of the selection of ING IM and the employment of the investment strategies in light of the Portfolios investment objectives and their current and prospective investor base; (9) ING IM's Code of Ethics and related procedures for complying therewith; and (10) economies of scale for the Portfolios even in the absence of breakpoints in the investment management fee in considering the Manager's profitability. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to each Portfolio.


In approving the Investment Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling. The Board concluded that the fees to be paid to ING Investments are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board further determined that the contractual arrangements offer an appropriate means for the Portfolios to obtain high quality portfolio management services in light of the Portfolios' objectives, and to obtain other appropriate services for the Portfolios.

During the course of its deliberations, the Board reached the following conclusions regarding ING IM and the proposed Portfolio Management Agreement with the Portfolios, among others: (1) ING IM is qualified to manage the Portfolios' assets in accordance with the investment objectives and the investment strategies and will execute the investment strategies over a period of time; (2) the proposed investment strategies are appropriate for pursuing growth of capital and various levels of current income through funds with varying levels of risk tolerance consistent with prospective investors in the Portfolios; (3) the Advisory fees under the Management Agreement for the Portfolios are below the average of the selected peer group consisting of other fund-of-fund products; (4) the complexity and quality of the investment management services utilized by the Portfolios and the compensation to be paid by the Adviser under the Portfolio Management Agreement is fair and reasonable in relation to the services to be provided by ING IM; (5) the expense ratios of the Portfolios are below the average of the selected peer group consisting of other fund-of-fund products; and (6) that to consider economies of scale is premature given the Portfolios do not currently have assets.

The Management Agreement is terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Portfolios' outstanding shares voting as a single class, or upon notice given by the Adviser. The Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

As compensation for its services under the Management Agreement, the Trust pays the Adviser a monthly fee in arrears and is expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:


ING MarketStyle Moderate Portfolio                   0.08%

ING MarketStyle Moderate Growth Portfolio            0.08%
ING MarketStyle Growth Portfolio                     0.08%
ING MarketPro Portfolio                              0.00%

Because the Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, no fees were paid to the Adviser under the Agreement. The Adviser does not charge MarketPro Portfolio a management fee.

                 MARKETPRO PORTFOLIO ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee of the Adviser reviews the allocation of MarketPro Portfolio's assets. The Asset Allocation Committee is responsible for the day-to-day management of the MarketPro Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.


The Asset Allocation Committee consists of the following persons: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner.


WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.


SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


OTHER MANAGED ACCOUNTS AS OF JUNE 30, 2005:



                             REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                             COMPANIES                     VEHICLES                      OTHER ACCOUNTS
   INVESTMENT                -------------------------------------------------------------------------------
   COMMITTEE                 NUMBER OF                     NUMBER OF     TOTAL       NUMBER OF
     MEMBER                  ACCOUNTS     TOTAL ASSETS     ACCOUNTS      ASSETS      ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------------------
William A. Evans                9       $  2,555,392,252       0           N/A             0         N/A
Shaun P. Matthews               5       $       0              0           N/A             0         N/A
Jeffrey S. Stout                9       $  2,555,392,252       0           N/A             0         N/A
Laurie M. Tillinghast           5       $       0              0           N/A             0         N/A
Stanley D. Vyner                9       $  2,555,392,252       0           N/A             0         N/A


* None of these accounts has an advisory fee based on the performance of the account.

POTENTIAL CONFLICT OF INTEREST

Potential conflicts of interest may arise in the Asset Allocation Committee Members' management of the MarketPro Portfolio. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with the Adviser, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits the Adviser's or an affiliate's interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio's interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by the Adviser or an affiliated insurer.

COMPENSATION STRUCTURE OF ASSET ALLOCATION COMMITTEE MEMBER


An Asset Allocation Committee Member's compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual's performance rating, the performance of the ING entity that employs the Member, and the performance of ING Groep N.V. and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep N.V. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the MarketPro Portfolio and the performance of the Portfolio may be a factor in a Member's job performance rating.


Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.


The Asset Allocation Committee Members, whose fixed base salary compensation exceeds a particular threshold, may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


The Asset Allocation Committee Members participate in ING's Pension and Retirement Plans, which are available generally to all salaried employees.


ASSET ALLOCATION COMMITTEE MEMBERS OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the MarketPro Portfolio owned by each investment committee member as of June 30, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
ASSET ALLOCATION COMMITTEE MEMBER                    PORTFOLIO SHARES OWNED
---------------------------------                    ----------------------
Marc Boisvert                                        None
William A. Evans                                     None
Shaun P. Mathews                                     None
Jeffery Stout                                        None
Laurie M. Tillinghast                                None
Stan Vyner                                           None

                  ING MARKETSTYLE PORTFOLIOS PORTFOLIO MANAGERS


     The Adviser has engaged the services of ING IM as the Portfolio Manager to provide portfolio management services to the MarketStyle Portfolios. The Trust, ING Investments and the Portfolio Manager have entered into a Portfolio Management Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

     Pursuant to the Portfolio Management Agreement, the Adviser (and not the Trust) pays the MarketStyle Portfolio Manager, for its services, a monthly fee in arrears in an amount equal to 0.02% of the Portfolio's average daily net assets.

     Because the MarketStyle Portfolios had not commenced operations as of December 31, 2004, the Adviser did not pay any fees to the Portfolio Manager for the fiscal years ended December 31, 2004, 2003, and 2002.


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the Portfolio Managers as of December 31, 2004.



                             REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                             COMPANIES                     VEHICLES                        OTHER ACCTS
                             -------------------------------------------------------------------------------
                             NUMBER
   PORTFOLIO                 OF                            NUMBER OF                 NUMBER OF
    MANAGER                  ACCOUNTS     TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------------------
Shiv Mehta                      0               N/A            0           N/A             0         N/A
Mary Ann Fernandez              36      $  2,714,934,521       0           N/A             0         N/A



There were no accounts for which the advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM's performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.


     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.


     Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolios owned by each Portfolio Manager as of December 31, 2004, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    PORTFOLIO SHARES OWNED
-----------------                                    ----------------------
Shiv Mehta                                           None
Mary Ann Fernandez                                   None

EXPENSE LIMITATION AGREEMENT


The Adviser has entered into an expense limitation agreement with each Portfolio, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of each Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser) do not exceed the limits set forth below of the Portfolios' average daily net assets subject to possible recoupment by the Adviser within three years.



                 PORTFOLIO                       ADV CLASS          CLASS I            CLASS S       SERVICE 2 CLASS
---------------------------------------------------------------------------------------------------------------------
ING MarketPro                                      0.70%             0.10%              0.35%             0.50%
ING MarketStyle Moderate                           0.68%             0.08%              0.33%             0.48%
ING MarketStyle Moderate Growth                    0.68%             0.08%              0.33%             0.48%
ING MarketStyle Growth                             0.68%             0.08%              0.33%             0.48%



The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by a Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Adviser at its principal place of business.


ADMINISTRATOR


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, serves as Administrator for the Portfolios. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for monitoring the Portfolios' compliance with applicable legal requirements with the investment policies and restrictions of the Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Currently, for its services under the Administration Agreement, ING Funds Services receives no compensation for its service to the MarketStyle Portfolios. However, ING Funds Services receives compensation in an amount equal to 0.05% based on average daily net assets per annum for the MarketPro Portfolios.

DISTRIBUTION OF TRUST SHARES


Directed Services, Inc. ("DSI") serves as each Portfolio's principal underwriter and distributor. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like the Adviser, is an indirect wholly owned subsidiary of ING Groep, N.V, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the Portfolios. The Adviser may, from its own resources, compensate DSI for distribution services provided to the Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life

Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


The Trustees have classified shares of each of the MarketPro and MarketStyle Portfolios into four classes: ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of each of the MarketPro and MarketStyle Portfolios represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class, Class I, Class S and Service 2 Class shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.


DISTRIBUTION PLAN


The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the ADV Class shares and Service 2 Class shares of the MarketPro and MarketStyle Portfolios (the "12b-1 Portfolios").

The Plan provides that the ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are not directly linked to its expenses). The ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios, are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. Each 12b-1 Portfolio's ADV Class shares and Service 2 Class shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, and 0.25%, for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolios attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


SHAREHOLDER SERVICES AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Services Agreement") on behalf of the ADV Class shares, Class S shares and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Services Agent pursuant to the Services Agreement, the Shareholder Servicing Agent receives from each MarketPro and MarketStyle Portfolio's ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolios' shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID


Because the MarketPro and MarketStyle Portfolios had not commenced operations as of December 31, 2004, the Shareholder Services Agent did not receive fees from the MarketPro and MarketStyle Portfolios for the fiscal year period ended December 31, 2004. Additionally, the Distributor did not receive distribution fees in connection with the costs of promotion and distribution-related expenses for the ADV Class shares and Service 2 Class shares of the MarketStyle and MarketPro Portfolios for the fiscal period ended December 31, 2004. Had the Distributor received said fees, it would have in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer ADV Class shares and Service 2 Class shares through variable annuity or variable life insurance or other qualified retirement plan products.


CODE OF ETHICS

The Portfolios, the Adviser, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.

DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING's website (www.ingfunds.com) on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Portfolios will post the quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view on ING's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.


Other than in regulatory filings or on ING's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Fund's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:


     - To the Portfolios' independent registered public accounting firm named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing the Portfolios' regulatory filings;
     -    For the purpose of due diligence regarding a merger or acquisition;
     - To a new adviser or portfolio manager prior to the commencement of its management of the Portfolios;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data for the Portfolios than is posted on the Portfolios' website;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Adviser, Portfolio Manager, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Portfolio Manager, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                TIME LAG BETWEEN
                                                              DATE OF INFORMATION
                                                              AND DATE INFORMATION
          PARTY                   PURPOSE        FREQUENCY          RELEASED
----------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting        Daily        None
Services, Inc.               & Class Action
                             Services
Charles River Development    Compliance          Daily        None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES


The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines provide that funds-of-funds, including the Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all

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other shareholders in the Underlying Fund voted their interests. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee (formerly Valuation and Proxy Voting Committee) to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. Information regarding how the Trust votes proxies relating to portfolio securities for the period ending June 30 will be made available no later than August 31st of each year through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE


The Management Agreement or Portfolio Management Agreement authorizes the Adviser or Portfolio Manager to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreement or Portfolio Management Agreements, the Adviser or each Portfolio Manager determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or a Portfolio Manager, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Adviser or Portfolio Manager are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. The Adviser or Portfolio Manager may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Portfolio Manager.

In selecting a broker-dealer, the Adviser or Portfolio Manager will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Adviser or Portfolio Manager may also take into account the quality of research and related services that can be provided by a broker-dealer, provided the Adviser or Portfolio Managers make a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Adviser or Portfolio Manager may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to the Adviser or the Portfolio Managers commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Adviser or Portfolio Manager may receive research services from broker-dealers with which the Adviser or Portfolio Manager places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some

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cases, the research services may also be purchased for cash, and the Adviser or
Portfolio Managers do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to the Adviser or portfolio manager fee paid to a Portfolio Manager is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Adviser or the Portfolio Managers in advising a Portfolio and other clients, although not all of the research services received by the Adviser or Portfolio Managers will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Adviser or Portfolio Manager for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Adviser or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Adviser or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep, N.V. or the Adviser or Portfolio Manager, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that Portfolio's Adviser of Portfolio Manager. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Adviser or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and the Adviser or Portfolio Manager's other clients in a manner deemed fair and reasonable by the Adviser or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.


On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.


Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed

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

Services, Inc., Manager to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

The Adviser or Portfolio Manager may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Portfolio Manager.

Because the Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, no brokerage commissions have been paid and no Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.




PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE

As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be

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indirectly affected. As a general matter, the Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.




                             PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the portfolios of the Trust, and the total return of the portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the portfolio offers its shares.

Quotations of yield for the portfolios of the Trust will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,

         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio of the Trust will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) (TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

As of the date of this SAI, the Portfolios have not commenced operations and therefore have not computed an average annual return and did not have average total returns for the fiscal year ended December 31, 2004.

Performance information for a portfolio of the Trust may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including
(i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Adviser, the Portfolio Managers, or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a portfolio of the Trust will not take into account charges and deductions against any Separate Accounts to which the portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any portfolio of the Trust reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Adviser and its affiliates.

Each Portfolio intends to qualify, and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement")

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and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

The Portfolios must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio

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such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.
You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments -- Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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                                OTHER INFORMATION

CAPITALIZATION


The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 56 different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that portfolio. All of the Portfolios discussed in this SAI are diversified.


On May 1, 2003, the Trust's name was changed to ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

Shares of the Portfolios may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

                                       81
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Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time. In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.




                                       82
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LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

Since the Portfolios have not yet commenced operations, financial statements are not yet available for the Portfolios. The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year. When available, annual and semi-annual reports may be obtained without charge by contacting the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

                                       83
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                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.


     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES


                                        B

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                           REVISION DATE: MAY 12, 2005

                                   ----------

I.   INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.  VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2.

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.  APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.   VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

     A.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

     B.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

               1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

               In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

               2.  NON-VOTES:  Votes in Which No Action is Taken

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

               Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

               Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

               3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

               If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

               If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

               If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

               4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                   Committee

               A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

               The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.  CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII. REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.   INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.  ROLES AND RESPONSIBILITIES

     A.   Proxy Coordinator

     The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

     Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

     Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

     B.   Agent

     An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

     The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

     The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

     Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

     C.   Proxy Group

     The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

     A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

     A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

     For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and
     (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

     If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

     If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

     D.   Investment Professionals

     The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III. VOTING PROCEDURES

     A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

     B.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

     C.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

          In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

          2.   NON-VOTES:  Votes in Which No Action is Taken

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

          Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

          Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

          3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

          4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.  ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

     A.   Assessment of the Agent

          The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

          Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

     B.   Conflicts of Interest

          The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

          In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

          For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

          The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

           NAME                                            TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President, ING
                                      Investments, LLC

Michael J. Roland                     Executive Vice President, ING Investments, LLC; Vice President,
                                      ING Life Insurance and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Senior Vice President, ING Funds Services, LLC and ING
                                      Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special
                                      Projects, ING Funds Services, LLC

Julius Drelick                        Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of April 21, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.   INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.   THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote

AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
   (2)  Only if the director's legal expenses would be covered.

2.   PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.   AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.   PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.   TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.   MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

  - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
  -  If the dissidents agree, the policy remains in place.
  - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.   CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
  - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

  - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
  - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.   EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES
     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.   STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.  MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.  MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.  GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
     -    the opening of the shareholder meeting
     -    that the meeting has been convened under local regulatory requirements
     -    the presence of quorum
     -    the agenda for the shareholder meeting
     -    the election of the chair of the meeting
     -    the appointment of shareholders to co-sign the minutes of the meeting
     -    regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -    the allowance of questions
     -    the publication of minutes

     -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-

CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -    it is editorial in nature;
     -    shareholder rights are protected;
     -    there is negligible or positive impact on shareholder value;
     -    management provides adequate reasons for the amendments; or
     -    the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 29, 2005


                                   ----------


                                  ADVISER CLASS
                               INSTITUTIONAL CLASS
                                  SERVICE CLASS
                                 SERVICE 2 CLASS

                ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

     This Statement of Additional Information ("SAI") pertains to the Adviser Class ("ADV Class") shares, Institutional Class ("Class I") shares, Service Class ("Class S") shares and Service 2 Class shares of ING VP Index Plus International Equity Portfolio ("Portfolio"), a separate series of ING Investors Trust ("Trust"). This SAI is not a prospectus. A prospectus for the Portfolio that provides the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio's principal underwriter, Directed Services, Inc. This SAI should be read in conjunction with the prospectuses dated July 29, 2005 for the ADV Class, Class I, Class S and Service 2 Class shares ("Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses.

     The information in this SAI expands on information contained in the Prospectuses. Unless otherwise defined in this SAI, capitalized terms not defined herein are used as defined in the Prospectuses. The Prospectuses and the Portfolio's Semi-Annual/Annual Report, when available, can be obtained without charge by contacting the Trust at the phone number or address below.

                                   ----------

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 1-800-366-0066

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                     1
HISTORY OF THE TRUST                                                             1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                              1
INVESTMENT RESTRICTIONS                                                         30
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                          30
MANANGEMENT OF THE TRUST                                                        31
ADVISER                                                                         41
PORTFOLIO MANAGER                                                               44
EXPENSE LIMITATION AGREEMENT                                                    45
ADMINISTRATION                                                                  45
   DISTRIBUTION OF TRUST SHARES                                                 46
   SHAREHOLDER SERVICES AGREEMENT                                               47
   CODE OF ETHICS                                                               48
   DISCLOSURE OF THE PORTFOLIO'S PORTFOLIO SECURITIES                           48
   PROXY VOTING PROCEDURES                                                      50
PORTFOLIO TRANSACTIONS AND BROKERAGE                                            50
   PORTFOLIO TURNOVER                                                           53
   NET ASSET VALUE                                                              53
PERFORMANCE INFORMATION                                                         55
TAXES                                                                           56
OTHER INFORMATION                                                               59
   CAPITALIZATION                                                               59
   VOTING RIGHTS                                                                59
   PURCHASE OF SHARES                                                           59
   REDEMPTION OF SHARES                                                         60
   EXCHANGES                                                                    60
   CUSTODIAN                                                                    60
   TRANSFER AGENT                                                               60
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                60
   LEGAL COUNSEL                                                                60
   REGISTRATION STATEMENT                                                       61
   FINANCIAL STATEMENTS                                                         61
APPENDIX A: DESCRIPTION OF BOND RATINGS                                        A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                               B

INTRODUCTION


     This SAI is designed to elaborate upon information contained in the Prospectuses for the ADV Class, Class I, Service Class and Service 2 Class shares of the Portfolio, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Portfolio's securities and some investment techniques. Some of the Portfolio's investment techniques are described only in the Prospectus and are not repeated herein. Unless otherwise noted, the Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the investment adviser or portfolio manager ("Portfolio Manager") reasonably believes is compatible with the investment objectives and policies of the Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectus. Terms not defined herein have the meanings given them in the Prospectus.


HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 56 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains only to ING VP International Equity Portfolio ("Portfolio").

     The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.

     Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Advisers Trust.

     The Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940 ("1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified company, a non-diversified company may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.


DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


FIXED INCOME INVESTMENTS
U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.




     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. The Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Portfolio Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.




     The Portfolio may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


FLOATING OR VARIABLE RATE INSTRUMENTS

     Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by the Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, the Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GOVERNMENT TRUST CERTIFICATES

     The Portfolio may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.High Yield Bonds.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in the Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     The Portfolio may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). The Portfolio may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and the Portfolio also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. The Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     The Portfolio invests only in bank and S&L obligations. The Portfolio will not invest in obligations issued by a commercial bank or S&L unless:


(i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Adviser, similar creditworthiness to institutions having outstanding securities so rated;


(ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

(iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Adviser, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

SAVINGS ASSOCIATION OBLIGATIONS


     The Portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.


COMMERCIAL PAPER


     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.




     The Portfolio may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN"), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. The Portfolio may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or
(iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which the Portfolio may invest.




     Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Adviser has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.


MORTGAGE-BACKED SECURITIES


     The Portfolio may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."




     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


STRIPPED MORTGAGE-BACKED SECURITIES


     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.




     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.




     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.


     The Portfolio may invest up to 5% of its net assets in IOs and POs.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")


     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.




     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.




     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.




     The Portfolio may invest up to 15% of its net assets in CMOs.


FOREIGN-RELATED MORTGAGE SECURITIES


     The Portfolio may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolio takes the position that such instruments do not represent interests in any particular industry or group of industries.




     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.




     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.




     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS


     The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

FOREIGN BANK OBLIGATIONS

     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES


     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives the Portfolio the right to vote on measures affecting the company's organization and operations.




     The Portfolio may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for the Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.


PREFERRED STOCK


     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.


CONVERTIBLE SECURITIES


     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.




     The Portfolio may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


STOCK INDEX OPTIONS

     Stock Index options include put and call options with respect to the S&P 500 and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolio.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on a stock index depends on the Adviser's or Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolio could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios purchase put or call options only with respect to an index which the Adviser or Portfolio Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

STRADDLES

     A straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

WARRANTS


     The Portfolio may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Portfolio to suffer losses that it would not otherwise sustain.




     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.


EURODOLLAR CONVERTIBLE SECURITIES


     The Portfolio may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolio may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.




     The Portfolio may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the NYSE or AMEX or convertible into publicly traded common stock of U.S. companies and may invest up to 15% of its total assets in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


DERIVATIVES

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     The Portfolio may invest up to 30% of its assets in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.




The Portfolio's transactions in derivative instruments may include:
- the purchase and writing of options on securities (including index options) and options on foreign currencies;
- the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and
- entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.




     The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes the Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. The Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.




     The Portfolio may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with the Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.


DEALER OPTIONS

     Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to DEALER OPTIONS. While the Portfolios might look to a clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

     The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolio will treat dealer options as subject to the Portfolio's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.

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FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: GENERAL DESCRIPTION OF
FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where the Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where the Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

INTEREST RATE FUTURES CONTRACTS


     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.




     The Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy the Portfolio might employ, the Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.




     The Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.


OPTIONS ON FUTURES CONTRACTS


     A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.





     The Portfolio may use options on futures contracts in connection with hedging and non-hedging strategies. Generally these strategies would be employed under the same market conditions in which the Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS


     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of the Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:
     (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:
     (a)  forego possible price appreciation,
     (b) create a situation in which the securities would be difficult to repurchase, or
     (c)  create substantial brokerage commissions;
     (2) when a liquidation of the Portfolio has commenced or is contemplated, but there is, in the Portfolio Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or
     (3)  to close out stock index futures purchase transactions.




     Where the Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:




     (1) if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the Portfolio, or
     (2)  to close out stock index futures sales transactions.




     The Portfolio may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, the Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities, which the Portfolio intends to purchase. The Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.




     If a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits.




     A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by the Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.




     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.




     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

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LIMITATIONS


     When purchasing a futures contract, the Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by the Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.




     When writing a call option on a futures contract, the Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.





     In addition, the Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 30% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.



OPTIONS ON SECURITIES AND SECURITIES INDEXES
PURCHASING OPTIONS ON SECURITIES


     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. The Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by the Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.




     The Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.




     The Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.


RISKS OF OPTIONS TRANSACTIONS


     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.




     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position. If the Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.




     Since option premiums paid or received by the Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.


WRITING COVERED CALL AND SECURED PUT OPTIONS


     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.




     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, the Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.




     The Portfolio may write a call or put option only if the option is "covered" or "secured" by the Portfolio holding a position in the underlying securities. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, the Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.


OPTIONS ON SECURITIES INDEXES


     The Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.


OVER-THE-COUNTER OPTIONS


     The Portfolio may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.




     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while the Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.


GENERAL


     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.




     The premium paid for a put or call option purchased by the Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by the Portfolio is included in the Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.




     The Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. The Portfolio will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS


     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While the Portfolio's transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Portfolio and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.




     There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.


     Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. The Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.


     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. As a general rule, the Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for such options would exceed 5% of the fair market value of the Portfolio's net assets. The Portfolio will not enter into futures contracts if as a result the aggregate of the initial margin deposits in the Portfolio's existing futures exceed 5% of the fair market value of the Portfolio's assets.


SWAPS


     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.




     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.




     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.




     For purposes of applying the Portfolio's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap sold by the Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS


     The Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.




     The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.


VARIABLE AND FLOATING RATE SECURITIES


     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.




     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.


INDEXED SECURITIES


     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.




     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.




     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


HYBRID INSTRUMENTS


     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.




     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.




     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.




     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.




     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.




     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, the Portfolio will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of the Portfolio's return (positive or negative).


DOLLAR ROLL TRANSACTIONS


     The Portfolio, when seeking a high level of current income, may enter into dollar rolls or "covered rolls" in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.




     The Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Although the Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Portfolio Manager deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES


     The Portfolio may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.




     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.




     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.




     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. The Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.




     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio's investment.




     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of the Portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.


EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS


     The Portfolio may invest up to 10% of its net assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.




     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.


FOREIGN CURRENCY TRANSACTIONS


     Since the Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.


FORWARD CURRENCY CONTRACTS


     The Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.




     The Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.




     The Portfolio may enter into forward foreign currency contracts in two circumstances. When the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.




     Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.




     The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.




     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.




     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.




     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a forward currency position, and in such an event, the Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, the Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.


OPTIONS ON FOREIGN CURRENCIES


     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.




     The Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.




     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.




     The Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.




     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.


CURRENCY MANAGEMENT


     The Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolio to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When the Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying the Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to the Portfolio.


EXCHANGE RATE-RELATED SECURITIES


     The Portfolio may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. The Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.




     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.


SOVEREIGN DEBT


     The Portfolio may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolio may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.




     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or its investors.




     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. The Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.




     The issuers of the government debt securities in which the Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, the Portfolio may have few or no effective legal remedies for collecting on such debt.


OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS


     The Portfolio may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.




     The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.




     The Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.




     The Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Portfolio also might incur disposition costs in connection with liquidating the securities.


REVERSE REPURCHASE AGREEMENTS


     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, the Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Portfolio creates leverage, which increases the Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.


OTHER INVESTMENT COMPANIES

     An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

     The Portfolio may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. The Portfolio may invest in Exchange Traded Funds ("ETFs"), as defined below. The Porfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Portfolio's total assets in the investment company; or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, the Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

     The Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.


EXCHANGE-TRADED FUNDS ("ETFS")


     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when the Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

STANDARD & POOR'S DEPOSITARY RECEIPTS


     The Portfolio, may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold the Portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.


iSHARES MSCI INDEX SHARES


     The Portfolio may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").


HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")


     HOLDRs are trust-issued receipts that represent the Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


SHORT SALES


     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. The Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely.




     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. The Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.


SHORT SALES AGAINST THE BOX


     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. The Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.


INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES.

     "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser or Portfolio Manager. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser or Portfolio Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

IPOs

     Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

     Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolio's Portfolio manager might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolio. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

     The effect of an IPO investment can have a magnified impact on the Portfolio's performance when the Portfolio's asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolio's returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio's assets as it increases in size and, therefore, have a more limited effect on the Portfolio's performance.

     There can be no assurance that IPOs will continue to be available for the Portfolio to purchase. The number or quality of IPOs available for purchase by the Portfolio may vary, decrease or entirely disappear. In some cases, the Portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolio to realize a profit.


REAL ESTATE SECURITIES


     The Portfolio may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of the Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Portfolio will not invest directly in real estate, the Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


ILLIQUID SECURITIES


     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Portfolio's decision to dispose of these securities and the time when the Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board. The Portfolio may invest up to 15% of its net assets in illiquid securities.

Restricted Securities




     The Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Board, based upon information and recommendations provided by the Portfolio Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolio's inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


TO BE ANNOUNCED SALE COMMITMENTS


     To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.


BORROWING


     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.




     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Portfolio's borrowing limitations to the extent that the Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.


LENDING PORTFOLIO SECURITIES


     For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities. may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Adviser, the consideration to be earned from such loans would justify the risk.


FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).


     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.


PRINCIPAL EXCHANGE RATE LINKED SECURITIES


     Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER




     Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


TEMPORARY DEFENSIVE INVESTMENTS


     For temporary and defensive purposes, the Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Under normal circumstances, the Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.




     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. The Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.


SEGREGATION OF ASSETS


     As discussed above, when the Portfolio invests in certain securities or engages in certain transactions (e.g., derivatives, when issued securities, delayed delivery transactions), it will segregate assets on its books or those of its

Custodian. Segregated assets will include cash or other liquid securities and high quality debt instruments, in amounts equal to the amount of its commitment, which are marked to market daily.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Portfolio's voting securities present at a meeting if the holders of more than 50% of the Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of the Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Portfolio are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Portfolio.


As a matter of fundamental policy, the Portfolio:

     1.   Shall be a "diversified company" as that term is defined in the 1940
          Act.

     2. May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities).

     3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

     4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitations, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

     5. May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law.

     6.   May not purchase or sell real estate, except that the Portfolio may
          (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

     7. May not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restructions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

     8. May not purchase physical commodities or contracts relating to physical commodities.

     The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

                            MANANGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr. Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.

     Set forth in the table below is information about each Trustee of the Trust.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                  TERM OF OFFICE                               COMPLEX
                               POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           WITH THE TRUST    TIME SERVED (1)   DURING THE PAST 5 YEARS   TRUSTEE (2)(3)    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (4)              Trustee          January 1, 2005 -  Executive Director, The         158       None
7337 East Doubletree Ranch Rd.                  Present            Mark Twain House & Museum
Scottsdale, Arizona 85258                                          (5) (September 1989 -
Age: 52                                                            Present).

J. MICHAEL EARLEY              Trustee          January 1, 1997 -  President and Chief             158       None
7337 East Doubletree Ranch Rd.                  Present            Executive Officer, Bankers
Scottsdale, Arizona 85258                                          Trust Company, N.A. ( June
Age: 60                                                            1992 - Present).

R. BARBARA GITENSTEIN          Trustee          January 1, 1997 -  President, College of New       158       New Jersey Resources
7337 East Doubletree Ranch Rd.                  Present            Jersey (January 1999 -                    (September 2003 -
Scottsdale, Arizona 85258                                          Present).                                 Present).
Age: 57

PATRICK W. KENNY (4)           Trustee          January 1, 2005    President and Chief             158       Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.                  - Present          Executive Officer                         (November 2003  -
Scottsdale, Arizona 85258                                          International Insurance                   Present).
Age: 62                                                            Society (June 2001 -
                                                                   Present); and Executive
                                                                   Vice President Frontier
                                                                   Insurance Group, Inc.
                                                                   (September 1998 - March
                                                                   2001).

WALTER H. MAY                  Trustee          February 1, 2002 - Retired.                        158       BestPrep (September
7337 East Doubletree Ranch Rd.                  Present                                                       1991 - Present).
Scottsdale, Arizona 85258
Age: 68

JOCK PATTON                    Chairman and     February 1, 2002 - Private Investor (June          158       JDA Software Group,
7337 East Doubletree Ranch Rd. Trustee          Present            1997 - Present). Formerly,                Inc. (January 1999 -
Scottsdale, Arizona 85258                                          Director and Chief                        Present); Swift
Age: 58                                                            Executive Officer, Rainbow                Transportation Co.
                                                                   Multimedia Group, Inc.                    (March 2004 -
                                                                   (January 1999 - December                  Present).
                                                                   2001).;

DAVID W.C. PUTNAM              Trustee          February 1, 2002 - President and Director,         158       Progressive Capital
7337 East Doubletree Ranch Rd.                  Present            F.L. Putnam Securities                    Accumulation Trust
Scottsdale, Arizona 85258                                          Company, Inc. (June 1978 -                (August 1998 -
Age: 65                                                            Present).                                 Present); Principled
                                                                                                             Equity Market Fund
                                                                                                             (November 1996 -
                                                                                                             Present); Mercy
                                                                                                             Endowment Foundation
                                                                                                             (September 1995 -
                                                                                                             Present); Asian
                                                                                                             American Bank and
                                                                                                             Trust Company (June
                                                                                                             1992 - Present);
                                                                                                             Notre Dame Health
                                                                                                             Care Center (July
                                                                                                             1991 - Present).

ROGER B. VINCENT (6)           Trustee          January 1, 1994 -  President, Springwell           158       AmeriGas Propane,
7337 East Doubletree Ranch Rd.                  Present            Corporation (March 1989 -                 Inc. (January 1998 -
Scottsdale, Arizona 85258                                          Present).                                 Present).
Age: 59

RICHARD A. WEDEMEYER           Trustee          February 1, 2002 - Retired. Formerly Vice          158       Touchstone Consulting
7337 East Doubletree Ranch Rd.                  Present            President - Finance and                   Group (June 1997 -
Scottsdale, Arizona 85258                                          Administration, The                       Present); and Jim
Age: 69                                                            Channel Corporation (June                 Henson Legacy (April
                                                                   1996 - April 2002).                       1994 - Present).
                                                                   Trustee, First Choice
                                                                   Funds (February 1997 -
                                                                   2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (7) (8)    Trustee          February 1, 2002 - Chief Executive Officer,        204       Equitable Life
7337 East Doubletree Ranch Rd.                  Present            ING U.S. Financial                        Insurance Co., Golden
Scottsdale, Arizona 85258                                          Services (January 2005 -                  American Life
Age: 48                                                            Present); General Manager                 Insurance Co., Life
                                                                   and Chief Executive                       Insurance Company of
                                                                   Officer, ING U.S.                         Georgia, Midwestern
                                                                   Financial Services                        United Life Insurance
                                                                   (December 2003 - December                 Co., ReliaStar Life
                                                                   2004); Chief Executive                    Insurance Co.,
                                                                   Officer, ING U.S.                         Security Life of
                                                                   Financial Services                        Denver, Security
                                                                   (September 2001 - December                Connecticut Life
                                                                   2003); and General Manager                Insurance Co.,
                                                                   and Chief Executive                       Southland Life
                                                                   Officer U.S. Worksite                     Insurance Co., USG
                                                                   Financial Services                        Annuity and Life
                                                                   (December 2000 - September                Company, and United
                                                                   2001).                                    Life and Annuity
                                                                                                             Insurance Co. Inc;
                                                                                                             Ameribest Life
                                                                                                             Insurance Co.; First
                                                                                                             Columbine Life
                                                                                                             Insurance Co.; and
                                                                                                             Metro Atlanta Chamber
                                                                                                             of Commerce. (January
                                                                                                             2003 - Present)

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                  TERM OF OFFICE                                COMPLEX
                               POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           WITH THE TRUST    TIME SERVED (1)   DURING THE PAST 5 YEARS   TRUSTEE (2)(3)    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER (7)             Trustee          February 1, 2002 - Retired. Formerly, Vice         158       Hormel Foods
7337 East Doubletree Ranch Rd.                  Present            Chairman of ING Americas                  Corporation (March
Scottsdale, Arizona 85258                                          (September 2000 - January                 2000 - Present);
Age: 65                                                            2002); Chairman and Chief                 ShopKo Stores, Inc.
                                                                   Executive Officer of                      (August 1999 -
                                                                   ReliaStar Financial Corp.                 Present); and
                                                                   and ReliaStar Life                        Conseco, Inc..
                                                                   Insurance Company (July                   (September 2003 -
                                                                   1993 - September 2000);                   Present).
                                                                   Director of ReliaStar Life
                                                                   Insurance Company of New
                                                                   York (April 1975 -
                                                                   December 2001); Director
                                                                   of Northern Life Insurance
                                                                   Company (March 1985 -
                                                                   April 2000); Chairman and
                                                                   Trustee of the Northstar
                                                                   affiliated investment
                                                                   companies (May 1993 -
                                                                   December 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) As of December 31, 2004.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; and ING Partners Inc.

(4) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other portfolios/funds in the ING Complex of Funds.

(5) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(6) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the other portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(7) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments LLC.

(8) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore for the purposes of this table with reference to Mr. McInerney, "ING Funds Complex" also includes these investment companies.

Information about the Trust's officers is set forth in the table below:


                                                               TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)      THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief Executive   March 2003 - Present      President and Chief Executive
7337 East Doubletree Ranch Rd.  Officer                                                   Officer, ING Investments, LLC(3)
Scottsdale, Arizona 85258                                                                 (December 2000 - Present).
Age: 56                                                                                   Formerly, Senior Executive Vice
                                                                                          President and Chief Operating
                                                                                          Officer, ING Investments, LLC(3)
                                                                                          (April 1995 - December 2000); and
                                                                                          Executive Vice President, ING
                                                                                          Investments, LLC(3) (May 1998 -
                                                                                          June 2000).

STANLEY D. VYNER                Executive Vice President       March 2003 - Present       Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(3) (July 2000 -
Scottsdale, Arizona 85258                                                                 Present) and Chief Investment Risk
Age: 55                                                                                   Officer (January 2003 - Present).
                                                                                          Formerly, Chief Investment Officer
                                                                                          of the International Portfolios,
                                                                                          ING Investments, LLC(3) (August
                                                                                          2000 - January 2003); and Chief
                                                                                          Executive Officer, ING Investments,
                                                                                          LLC(3) (August 1996 - August 2000).

MICHAEL J. ROLAND               Executive Vice President       March 2003 - Present       Executive Vice President (December
7337 East Doubletree Ranch Rd.                                                            2001 - Present) and Chief
Scottsdale, Arizona 85258                                                                 Compliance Officer, (October 2004 -
Age: 47                                                                                   Present), ING Investments, LLC(3).
                                                                                          Formerly, Chief Financial Officer
                                                                                          and Treasurer, ING Investments,
                                                                                          LLC(3), (December 2001 - March
                                                                                          2005); Senior Vice President, ING
                                                                                          Investments, LLC(3) (June 1998 -
                                                                                          December 2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer       November 2004 - Present    Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                            Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                      Formerly, Vice President, Chief
Age: 50                                                                                   Legal Counsel, Chief Compliance
                                                                                          Officer and Secretary of Atlas
                                                                                          Securities, Inc., Atlas Advisers,
                                                                                          Inc. and Atlas Funds (October 2001
                                                                                          - October 2004); and Chief
                                                                                          Operating Officer and General
                                                                                          Counsel of Matthews International
                                                                                          Capital Management LLC and Vice
                                                                                          President and Secretary of Matthews
                                                                                          International Funds (August 1999 -
                                                                                          May 2001).

TODD MODIC                      Senior Vice President,         March 2005 - Present       Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                 Services (4) (April 2005 -
Scottsdale, Arizona 85258       Officer & Assistant Secretary                             Present). Formerly, Vice President,
AGE: 37                                                                                   ING Fund Services, LLC(4)
                                                                                          (September 2002 - March 2005).
                                                                                          Director of Financial Reporting,
                                                                                          ING Investments, LLC(3) (March 2001
                                                                                          - September 2002); and Director of
                                                                                          Financial Reporting, Axient
                                                                                          Communications, Inc. (May 2000 -
                                                                                          January 2001).

ROBERT S. NAKA                  Senior Vice President          January 2003 - Present     Senior Vice President (August 1999
7337 East Doubletree Ranch Rd.                                                            - Present) and Assistant Secretary
Scottsdale, Arizona 85258                                                                 (October 2001 - Present), ING Funds
Age: 42                                                                                   Services, LLC(4).

KIMBERLY A. ANDERSON            Senior Vice President          November 2003 - Present    Senior Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(3) (October 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Vice President
Age: 41                                                                                   and Assistant Secretary, ING
                                                                                          Investments, LLC(3) (October 2001 -
                                                                                          October 2003); and Assistant Vice
                                                                                          President, ING Funds Services,
                                                                                          LLC(4) (November 1999 - January
                                                                                          2001).

MARY BEA WILKINSON              Vice President                 March 2003 - Present       Head of Strategic Relationships,
7337 East Doubletree Ranch Rd.                                                            ING U.S. Financial Services (2003 -
Scottsdale, Arizona 85258                                                                 Present); Formerly, Senior Vice
Age: 48                                                                                   President, ING Outside Funds Group
                                                                                          (2000 - 2002); and Senior Vice
                                                                                          President and Chief Financial
                                                                                          Officer, First Golden American Life
                                                                                          Insurance Company of New York (1997
                                                                                          - 2000).

ROBYN L. ICHILOV                Vice President and Treasurer   January 2003 - Present     Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(4) (October 2001 - Present) and
Scottsdale, Arizona 85258        Treasurer                     March 2003 - Present       ING Investments, LLC(3) (August
Age: 37                                                                                   1997 - Present).

LAUREN D. BENSINGER             Vice President                 February 2003 - Present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                            Officer, ING Funds Distributor,
Scottsdale, Arizona 85258                                                                 LLC(5) (July 1995 - Present); and
Age: 51                                                                                   Vice President, ING Investments,
                                                                                          LLC(3) (February 1996 - Present).
                                                                                          Formerly, Chief Compliance Officer,
                                                                                          ING Investments, LLC(3) (October
                                                                                          2001 - October 2004).

                                                               TERM OF OFFICE AND LENGTH  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)      THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON               Vice President                 September 2004 - Present   Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC (September 2004 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Assistant Vice President,
Age: 47                                                                                   ING Funds Services, LLC(4) (October
                                                                                          2001 - September 2004); and Adviser
                                                                                          of Fund Accounting and Fund
                                                                                          Compliance, ING Investments, LLC(3)
                                                                                          (September 1999 - October 2001).

MARY A. GASTON                  Vice President                 March 2005 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(4) (April 2005 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Assistant Vice President,
Age: 39                                                                                   Financial Reporting, ING
                                                                                          Investments, LLC(3) (April 2004 -
                                                                                          April 2005): Adviser, Financial
                                                                                          Reporting, ING Investments, LLC(3)
                                                                                          (August 2002 - April 2004);
                                                                                          Controller, Z Seven Fund, Inc. and
                                                                                          Ziskin Asset Management, Inc.
                                                                                          (January 2000 - March 2002).

SUSAN P. KINENS                 Assistant Vice President       January 2003 - Present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(4) (December 2002 -
Scottsdale, Arizona 85258                                                                 Present); and has held various
Age: 28                                                                                   other positions with ING Funds
                                                                                          Services, LLC(4) for more than the
                                                                                          last five years.

KIMBERLY K. PALMER              Assistant Vice President       September 2004 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(4) (August 2004 -
Age: 48                                                                                   Present). Formerly, Adviser,
                                                                                          Registration Statements, ING Funds
                                                                                          Services, LLC(4) (May 2003 - August
                                                                                          2004); Associate Partner, AMVESCAP
                                                                                          PLC (October 2000 - May 2003); and
                                                                                          Director of Federal Filings and
                                                                                          Blue Sky Filings, INVESCO Funds
                                                                                          Group, Inc. (March 1994 - May
                                                                                          2003).

HUEY P. FALGOUT, JR.            Secretary                      August 2003 - Present      Chief Counsel, ING Americas, U.S.
7337 East Doubletree Ranch Rd.                                                            Legal Services (September 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Counsel, ING
Age: 41                                                                                   Americas, U.S. Legal Services
                                                                                          (November 2002 - September 2003);
                                                                                          and Associate General Counsel of
                                                                                          AIG American General (January 1999
                                                                                          - November 2002).

THERESA K. KELETY               Assistant Secretary            August 2003 - Present      Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Senior Associate with
Age: 42                                                                                   Shearman & Sterling (February 2000
                                                                                          - April 2003).

ROBIN R. NESBITT                Assistant Secretary            September 2004 - Present   Supervisor, Board Operations, ING
7337 East Doubletree Ranch Rd.                                                            Funds Services, LLC (4) (August
Scottsdale, Arizona 85258                                                                 2003 - Present). Formerly, Senior
Age: 31                                                                                   Legal Analyst, ING Funds Services,
                                                                                          LLC (4) (August 2002 - August
                                                                                          2003); Associate,
                                                                                          PricewaterhouseCoopers (January
                                                                                          2001 - August 2001); and Paralegal,
                                                                                          McManis, Faulkner & Morgan (May
                                                                                          2000 - December 2000).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)  Unless otherwise noted, this column refers to ING Investors Trust.

(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy ("Policy") of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolio.

     Under this Policy, the initial value of investments in mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


     Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2004:



                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                         ING VP INDEX PLUS INTERNATIONAL      INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                       EQUITY                                   INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------------
John V. Boyer (1)                     None                                             None
Paul S. Doherty (2)                   None                                         Over $100,000
J. Michael Earley                     None                                      $50,001 - $100,000
R. Barbara Gitenstein                 None                                       $10,001 - $50,000
Patrick W. Kenny (1)                  None                                             None
Walter H. May                         None                                         Over $100,000
Jock Patton                           None                                       $10,001 - $50,000
David W.C. Putnam                     None                                         Over $100,000
Blaine E. Rieke (2)                   None                                      $50,001 - $100,000
Roger B. Vincent                      None                                         Over $100,000
Richard A. Wedemeyer                  None                                      $50,000 - $100,000
Thomas J. McInerney                   None                                         Over $100,000
John G. Turner                        None                                         Over $100,000


(1) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2) Retired as of December 31, 2004.

BOARD COMMITTEES


     Prior to January 1, 2005, John Boyer and Patrick Kenny were not members of the Board. The meetings reported are as of December 31, 2004 were not attended by those two Board members. All of the Committees listed below operate pursuant to a Charter approved by the Board.

     VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market quotations are not available, overseeing management's administration of proxy voting, overseeing the effectiveness of the Adviser's usage of the Portfolios' brokerage and overseeing the Adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, John V. Boyer, Richard A. Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation, Proxy, and Brokerage Committee held four (4) meetings.

     EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed in order to act for the full Board between Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two
(2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held three (3) meetings.

     NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board;
(2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.


     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolio's Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolio's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.


     The Nominating and Governance Committee consists of four (4) Independent
Trustees: Walter H. May, Richard A Wedemeyer, R. Barbara Gitenstein and Patrick
W. Kenny. Dr. Gitenstein serves as Chairperson of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held two (2) meetings.

     AUDIT COMMITTEE. The Board has established an Audit Committee whose function is, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audits, its financial statements and interim accounting contracts, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees: Patrick W. Kenny, David W.C. Putnum, J.

Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Audit Committee held five (5) meetings.

     INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner and Roger B. Vincent. Mr. Vincent serves as the Chairman of the Investment Review Committee for the Domestic Equity Fund. During the fiscal year ended December 31, 2004, the Investment Review Committee for the Domestic Equity Funds held four (4) meetings. The Investment Review Committee for the International Equity and Fixed Income Funds currently consists of five
(5) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Investment Review Committee for the International and Fixed Income Funds. During the fiscal year ended December 31, 2004, the Investment Review Committee for the International and Fixed Income Funds held four (4) meetings.


     COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees: John
V. Boyer, J. Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. The Compliance Committee held one (1) meeting during the fiscal year ended December 31, 2004.


     CONTRACTS COMMITTEE. The Board has a Contracts Committee whose primary function is to review all investment advisory, sub-advisory, and all annually renewable agreements, as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional portfolios are established or there is a change in an advisory relationship. The Committee currently consists of five (5) Independent Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee. During the fiscal year ended December 31, 2004, the Contracts Committee held two (2) meetings.


FREQUENCY OF BOARD MEETINGS


     The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees meet regularly four (4) times per year, the Investment Review Committee meets six (6) times a year, the Contracts Committee meets seven (7) times per year, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss matters that may require action prior to the next regular meeting.


COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


     The Portfolio pays each Independent Trustee a PRO RATA SHARE, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. Patton, Earley, Vincent, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000, and $2,5001 respectively) (additionally, as
Chairperson for the Investment Review and Contracts Committee, Mr. Vincent receives an additional $20,000 and $15,000 respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board receive an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out of pocket expenses. The PRO RATA SHARE paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by ING

Investments LLC or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

     Because the Portfolio had not commenced operations as of the date of this SAI, compensation has not been paid to the Trustees on behalf of the Portfolio.

     The following table sets forth information provided by the Portfolio's investment adviser regarding the estimated future compensation of Trustees by the Trust and other funds managed by ING Investments, LLC and its affiliates based on the compensation for the fiscal year ending December 31, 2005. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments, LLC or its affiliates.



                                                      PENSION OR
                                                      RETIREMENT                        TOTAL COMPENSATION
                                                       BENEFITS          ESTIMATED              FROM
                                                        ACCRUED           ANNUAL             REGISTRANT
                                          VP          AS PART OF         BENEFITS             AND FUND
NAME OF ___PERSON,                   INTERNATIONAL       FUND              UPON             COMPLEX PAID
POSITION                               EQUITY(1)       EXPENSES       RETIREMENT (2)     TO TRUSTEES (3)(4)
-----------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (5)                                   ----       ----              ----                        ----

THOMAS J. MCINERNEY
TRUSTEE (5)                                   ----       ----              ----                        ----

JOHN V. BOYER
TRUSTEE (6)                             $       80       N/A               N/A                $      92,625

J. MICHAEL EARLEY
TRUSTEE                                 $       80       N/A               N/A                $      91,000

R. BARBARA GITENSTEIN
TRUSTEE                                 $       90       N/A               N/A                $     104,000

PATRICK W. KENNY,
TRUSTEE (6)                             $       65       N/A               N/A                $      75,625

ROGER B. VINCENT
TRUSTEE(7)                              $       95       N/A               N/A                $     110,000

PAUL S. DOHERTY
TRUSTEE (6)                             $       90       N/A               N/A                $     106,000

WALTER H. MAY
TRUSTEE                                 $      110       N/A               N/A                $     130,000

BLAINE E. RIEKE
TRUSTEE (8)                             $       90       N/A               N/A                $     102,000

RICHARD A. WEDEMEYER
TRUSTEE                                 $       95       N/A               N/A                $     110,000

JOCK PATTON
TRUSTEE AND CHAIRMAN                    $      110       N/A               N/A                $     126,000

DAVID W.C. PUTNAM
TRUSTEE                                 $       85       N/A               N/A                $     101,000


(1) Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2004, compensation has not been paid to the Trustees on its behalf, therefore the numbers listed for the Portfolio represent estimated future compensation to the Trustees by the Trust and other funds managed by DSI and its affiliates.

(2) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(3) Represents compensation for 113 funds (total in Fund Complex as of December 31, 2004).

(4) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.


(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the investment adviser. Officers and Trustees who are interested persons of ING or the investment adviser do not receive any compensation from the Portfolio.


(6) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(7) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(8) Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a portfolio manager to one of the other portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper Portfolio of the Trust, due to a family member's employment by the portfolio manager of that portfolio.

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES


     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2004.

                             NAME OF OWNERS AND
                              RELATIONSHIP TO                                 VALUE OF    PERCENTAGE OF
      NAME OF TRUSTEE             TRUSTEE          COMPANY   TITLE OF CLASS  SECURITIES       CLASS
   ----------------------------------------------------------------------------------------------------
   JOHN V. BOYER (1)                N/A              N/A          N/A           $   0          N/A
   PAUL S. DOHERTY (2)              N/A              N/A          N/A           $   0          N/A
   J. MICHAEL EARLEY                N/A              N/A          N/A           $   0          N/A
   R. BARBARA GITENSTEIN            N/A              N/A          N/A           $   0          N/A
   PATRICK W. KENNY (1)             N/A              N/A          N/A           $   0          N/A
   WALTER H. MAY                    N/A              N/A          N/A           $   0          N/A
   JOCK PATTON                      N/A              N/A          N/A           $   0          N/A
   DAVID W. C. PUTNAM               N/A              N/A          N/A           $   0          N/A
   BLAINE E. RIEKE (2)              N/A              N/A          N/A           $   0          N/A
   ROGER B. VINCENT                 N/A              N/A          N/A           $   0          N/A
   RICHARD A. WEDEMEYER             N/A              N/A          N/A           $   0          N/A

   (1)  Became a Trustee on January 1, 2005.
   (2)  Retired as of December 31, 2004.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     As of July 29, 2005, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments LLC or ING Groep, N.V. ("ING") or any affiliated companies of ING Investments LLC or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments LLC or ING or any affiliated companies of ING Investments LLC or ING.

   Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. As of July 29, 2005, the Trustees and officers of the Trust did not own any of the outstanding shares of the Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.


     As of the date of this SAI, the Portfolio had not commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of the Portfolio.


ADVISER

INFORMATION ABOUT THE ADVISER

     ING Investments, LLC ("ING Investments" or "Adviser") serves as the investment adviser for the Portfolio and is registered with the SEC as an investment adviser. ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of the Portfolio. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

     ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Adviser changed to ING Investments, LLC.

MANAGEMENT AGREEMENT

     Pursuant to an investment management agreement between the Adviser and the Trust ("Management Agreement"), the Adviser, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio other than the investment advisory services performed by the Portfolio Manager. These services include, but are not limited to, (i) coordinating for the Portfolio, at the Adviser's expense, all matters relating to the operation of the Portfolio, including any necessary coordination among the Portfolio Manager, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolio), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Adviser's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Adviser of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Adviser of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Adviser's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Management Agreement. Other responsibilities of the Adviser are described in the Prospectus.

     After an initial term of two years, the Management Agreement and, the sub-advisory agreement between the Adviser and ING Investment Management Advisors B.V. ("IIMA" or "Portfolio Manager") ("Portfolio Management Agreement") continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Trust's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.


     The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Adviser remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio's assets; (iii) when appropriate, allocate and reallocate the Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio's investment objectives, policies and restrictions.

     The Adviser shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.


     In considering the Management Agreement and Portfolio Management Agreement, the Board considered a number of factors it believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

     In connection with their deliberations relating to the Portfolio's proposed Management Agreement and Portfolio Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by the Adviser and the Portfolio Manager. This information included the following items: (1) FACT sheets for the Portfolio that provide information about the Portfolio's peer group, as well as information about the Portfolio's investment objective and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by independent counsel to the Independent Trustees; (4) copies of the form of management and portfolio management agreements; (5) copies of the Form ADV for the investment adviser and Portfolio Manager to the Portfolio; (6) financial statements for the Adviser and Portfolio Manager to the Portfolio; and (7) other information relevant to their evaluations. The following paragraphs outline certain of the specific factors the Board considered in relation to approving the Portfolio's Management and Portfolio Management Agreements.

     On May 12, 2005, in reaching a decision to engage IIMA as the Portfolio's sub-adviser, the Board, including a majority of the Independent Trustees, considered, evaluated and discussed several factors including, but not limited to, the following: (1) the enhanced quantitative computer modeling techniques to be employed by the proposed Portfolio Manager in managing the Portfolio, the consistency of that process over time, and the experience of IIMA in managing international equity funds; (2) the nature and quality of the services to be provided by IIMA; (3) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided to the Portfolio; (4) the qualifications of IIMA's personnel, portfolio management capabilities and investment methodologies; (5) IIMA's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (6) the Advisory fee and expense ratio of the Portfolio compared to similar funds in a selected peer group; (7) the costs for the services to be provided by IIMA and the fact that these costs will be paid by the Adviser and not directly by the Portfolio; (8) the appropriateness of the selection of IIMA and the employment of the investment strategies in light of the Portfolio's investment objectives and their prospective investor base; (9) IIMA's Code of Ethics and related procedures for complying therewith;
(10) economies of scale for the Portfolio even in the absence of breakpoints in the investment management fee in considering the Adviser's potential profitability; and (11) the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to each Portfolio.

     In approving the Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling. The Board concluded that the fees to be paid to ING Investments are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable. The Board further determined that the contractual arrangements offer an appropriate means for the Portfolio to obtain high quality portfolio management services, and to obtain other appropriate services for the Portfolios.

     During the course of its deliberations, the Board reached the following conclusions regarding IIMA and the proposed Portfolio Management Agreement with the Portfolio, among others: (1) IIMA is qualified to manage the Portfolio's assets in accordance with the investment objectives and the investment strategies; (2) the proposed investment strategies are appropriate for an international equity portfolio; (3) the Advisory fee under the Management Agreement for the Portfolio is below the average of the selected peer group consisting of other similar funds; (4) the compensation to be paid by the Adviser under the Portfolio Management Agreement is fair and reasonable in relation to the services to be provided by IIMA; (5) the expense ratio of the Portfolio is below the average of the selected peer group consisting of similar funds; and (6) that to consider economies of scale is premature given the Portfolio does not currently have assets.

     The Portfolio had not commenced operations as of December 31, 2004, therefore no fees were paid to the Adviser under the Management Agreement.

PORTFOLIO MANAGER


     The Adviser has engaged the services of IIMA as the Portfolio Manager to provide portfolio management services to the Portfolio. The Trust, ING Investments and the Portfolio Manager have entered into a Portfolio Management Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

     Pursuant to the Portfolio Management Agreement, the Adviser (and not the Trust) pays the Portfolio Manager for its services a monthly fee in arrears in an amount equal to 0.20% of the Portfolio's average daily net assets.

     Because the Portfolio had not commenced operations as of December 31, 2004, the Adviser did not pay any fees to the Portfolio Manager for the fiscal years ended December 31, 2004, 2003, and 2002.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS


OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of June 30, 2005.



                      REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                      COMPANIES                    VEHICLES                              OTHER ACCTS
                      ----------------------------------------------------------------------------------------
                      NUMBER
  PORTFOLIO           OF                           NUMBER OF                     NUMBER OF
   MANAGER            ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS      ACCOUNTS         TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------
Carl Ghielen             8        $196,614,185         1       $89,652,870           4            $231,614,367

Martin Jansen            8        $196,614,185         1       $89,652,870           4            $231,614,367


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST




     IIMA's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles which are offered to non-U.S. persons. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are designed to address these types of conflicts.

COMPENSATION STRUCTURE OF THE PORTFOLIO MANAGER


     Compensation consists of (a) fixed base salary; (b) bonus which is based on IIMA's performance, consisting of one-year pre-tax performance of the accounts for which the portfolio managers are primarily and jointly responsible compared to account benchmarks and relevant peer groups (see below), and revenue growth of the accounts for which they are responsible for; and (c) long-term equity awards tied to the performance of the Adviser's and Portfolio Manager's parent company, ING Groep.

     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the IIMA annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both index and Adviser relative performance in all areas. The relevant index is the MSCI EAFE(R) Index. Relevant peer groups include Morningstar global equity funds in the Netherlands and the rest of Europe. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over a one year period. The overall IIMA scorecards are calculated based on an asset weighted aggregation of the individual team scorecards.


     Investment professionals' performance measures for bonus determinations are weighted by 25% of the weight attributable to the overall IIMA performance and 75% attributable to their specific team results. For the specific team results, one-third is based on qualitative evaluation, and two-thirds based on quantitative results (i.e. relative performance).


     The Portfolio Managers participate in ING's Pension, Retirement and Option plans, which do not discriminate in favor of portfolio managers or a group of employees that includes portfolio managers and are available generally to all salaried employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by each Portfolio Manager as of June 30, 2005 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                PORTFOLIO SHARES OWNED
-----------------                ----------------------
Carl Ghielen                     None
MARTIN JANSEN                             NONE


EXPENSE LIMITATION AGREEMENT

     The Adviser has entered into an expense limitation agreement with the Portfolio pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Adviser within three years.


   PORTFOLIO                                 ADVISER    INSTITUTIONAL   SERVICE     SERVICE 2
   ------------------------------------------------------------------------------------------
   ING VP Index Plus International Equity     1.15%            0.55%     0.80%        0.95%



     The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Adviser at its principal place of business.


ADMINISTRATION


     ING Funds Services ("Administrator") serves as Administrator for the Portfolio pursuant to the administration agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Portfolio, except for those services performed by the Adviser under the Management Agreement, the Adviser under the portfolio management agreement, the Custodian under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolio from time to time. The Administrator acts as a liaison among these service providers to the Portfolio. ING Funds Services also furnishes the Portfolio with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Portfolio. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds

Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring the Portfolio's compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolio.


     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of the Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.


     The Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is an indirect wholly-owned subsidiary of ING Groep, N.V. and the immediate parent company of the Adviser.


     The Administrator did not receive any fees on behalf of the Portfolio because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2004.


DISTRIBUTION OF TRUST SHARES

Directed Services, Inc. ("DSI") serves as the Portfolio's distributor and principal underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like the Adviser, is an indirect wholly-owned subsidiary of ING Groep, N.V, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the Portfolio. The Adviser may, from its own resources, compensate DSI for distribution services provided to the Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of the Portfolio into four classes: ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class, Class I, Class S and Service 2 Class shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.


The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the ADV Class shares and Service 2 Class shares of the Portfolio.

The Plan provides that the ADV Class shares and Service 2 Class shares of the Portfolio shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are directly linked to its expenses). The ADV Class shares and Service 2 Class shares of the Portfolio, are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. The Portfolio's ADV Class shares and Service 2 Class shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, and 0.25%, for the Service 2 Class shares, of the average daily net assets of the Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolio's shares;
(d) obtaining information and providing explanations to variable contract owners regarding the Portfolio's investment objectives and policies and other information about the Portfolio; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolio; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolio's accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolio's shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Portfolio. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Portfolio. These anticipated benefits include increased promotion and distribution of the Portfolio's shares, an enhancement in the Portfolio's ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

SHAREHOLDER SERVICES AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder services agreement ( "Shareholder Services Agreement") on behalf of the ADV Class shares, Class S shares and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolio and certain other matters pertaining to the Portfolio; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolio, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolio; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Portfolio; and provide such other related services as the Portfolio or a shareholder may request. The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

     In consideration of the services provided by the Shareholder Services Agent pursuant to the Services Agreement, the Shareholder Services Agent receives from each of the Portfolio's ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.


DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

     Because the Portfolio had not commenced operations as of December 31, 2004, payments have not been made under the Shareholder Services Agreement.




CODE OF ETHICS

     The Portfolio, the Advier, the Portfolio Manager and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Portfolio and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio's shares. The Code of Ethics also prohibits short-term trading of the Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio's Compliance Officer his or her designee and to report all transactions on a regular basis. The Portfolio Manager has adopted its own Codes of Ethics to govern the personal trading activities of their personnel.

DISCLOSURE OF THE PORTFOLIO'S PORTFOLIO SECURITIES

     The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, the Portfolio post its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G. the Portfolios will post the quarter-ending June 30 holdings on August 1).

     The Portfolio also compiles a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Portfolio's shares and most third parties may receive the Portfolio's annual or semi-annual reports, or view on ING's website, the Portfolio's portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.


     Other than in regulatory filings or on ING's website, the Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, the Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio's disclosure of its portfolio holdings may include disclosure:

  - To the Portfolio's registered public accounting firm, named herein, for use in providing audit opinions;
  - To financial printers for the purpose of preparing the Portfolio's regulatory filings;
  -  For the purpose of due diligence regarding a merger or acquisition;
  - To a new adviser or Portfolio Adviser prior to the commencement of its management of the Portfolio;
  - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data for the Portfolio than is available on the Portfolio's website;
  - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;
  - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio;
  - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio's shareholders; or

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolio's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolio's portfolio securities is in the best interests of the Portfolio's shareholders, including procedures to address conflicts between the interests of the Portfolio's shareholders, on the one hand, and those of the Portfolio's Adviser, Portfolio Adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolio's administrator to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Portfolio Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolio's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio's administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio's portfolio holdings:

                                                              TIME LAG BETWEEN DATE OF
                                                                INFORMATION AND DATE
              PARTY                PURPOSE         FREQUENCY    INFORMATION RELEASED
     ---------------------------------------------------------------------------------
     Institutional Shareholder  Proxy Voting     Daily        None
     Services, Inc.             & Class Action
                                Services

     Charles River Development  Compliance       Daily        None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolio's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES


     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) to oversee the implementation of the Portfolio's proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement or Portfolio Management Agreement authorizes the Adviser or Portfolio Manager to select the brokers or dealers that will execute the purchase and sale of investment securities for the Portfolio. In all purchases and sales of securities for the portfolio of the Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Portfolio Management Agreement, the Adviser or Portfolio Manager determines, subject to the instructions of and review by the Portfolio's Board, which securities are to be purchased and sold by the Portfolio and which brokers are to be eligible to execute portfolio transactions of the Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or the Portfolio Manager, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, the Adviser or Portfolio Manager are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. The Adviser or Portfolio Manager may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or Portfolio Manager.

     In selecting a broker-dealer, the Adviser or Portfolio Manager will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Adviser or Portfolio Manager may also take into account the quality of research and related services that can be provided by a broker-dealer, provided the Adviser or Portfolio Manager make a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Adviser or Portfolio Manager may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to the Adviser or the Portfolio Manager commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the Adviser. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Adviser or Portfolio Manager may receive research services from broker-dealers with which the Adviser or Portfolio Manager places the Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the

Adviser or Portfolio Manager do not bear the expense of these services if provided by a broker-dealer that executes trades for the Portfolio, and the advisory fee paid to the Adviser or portfolio manager fee paid to the Portfolio Manager is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Adviser or the Portfolio Manager in advising the Portfolio and other clients, although not all of the research services received by the Adviser or Portfolio Manager will necessarily be useful and of value in managing the Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Adviser or Portfolio Manager for the execution of securities transactions for the Portfolio. In addition, in negotiating commissions with a broker, the Portfolio may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Adviser or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Portfolio may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Adviser or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep, N.V. or the Adviser or Portfolio Manager, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for the Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by the Portfolio may also be appropriate for their clients served by that Portfolio's Adviser or Portfolio Manager. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Adviser or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and the Adviser or Portfolio Manager's other clients in a manner deemed fair and reasonable by the Adviser or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Board. To the extent the Portfolio seeks to acquire the same security at the same time as one of the other portfolios in the Trust, one or more of the portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. The Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of the Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available. The Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolio. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

     As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer that has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by the Portfolio Manager. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

     On occasions when the Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     The Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreement provides that the Portfolio Manager may retain compensation on transactions effected for the Portfolio in accordance with the terms of these rules.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by the Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments, Adviser to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring

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South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING
Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

     Any of the above firms may retain compensation on transactions effected for the Portfolio in accordance with these rules and procedures.

     The Adviser or Portfolio Manager may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or Portfolio Manager.

     Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2004, no brokerage commissions were paid and the Portfolio had not acquired securities of its regular broker or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents..

PORTFOLIO TURNOVER

     A change in securities held in the portfolio of the Portfolio is known as "portfolio turnover" and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

NET ASSET VALUE


     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of the Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See the "Net Asset Value" section of the Prospectus. The long-term debt obligations held in the Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

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     Securities and assets for which market quotations are not readily available
(which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

     If an event occurs after the time at which the market for such foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV and there can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

     Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

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

     In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolio, and the total return of the Portfolio in advertisements or sales literature. In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,

     a = dividends and interest earned during the period,

     b = expenses accrued for the period (net of reimbursements),

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) (TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Because the Portfolio had not commenced operations as of December 31, 2004, performance returns are not available.

     Beta is a historical measure of the Portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

     Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 1000 Growth, the Russell 1000 Value, the Russell 2000 Index, the Russell 3000 Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio.

Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on the Portfolio's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Adviser, the Portfolio Manager, or affiliates of the Trust, the Adviser, or the Portfolio Manager, including (i) performance rankings of other mutual funds managed by the Portfolio Manager, or the individuals employed by the Portfolio Manager who exercise responsibility for the day-to-day management of the Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Portfolio Manager. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that the Portfolio is intended, based upon the Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for the Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

     Shares of the Portfolio may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolio's Adviser and its affiliates. Shares will generally not be offered to other investors.

     The Portfolio intends to qualify, and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

     The Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, the Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three

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investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of the Portfolio. All investment decisions concerning the Portfolio must be made by the Portfolio Manager for the Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio Adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If the Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when the Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, if the Portfolio does not qualify for this exemption, it intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- The Portfolio, when investing in foreign securities or currencies, may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of the Portfolio is reduced by these foreign taxes. Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolio may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. The Portfolio, when investing in securities of PFICs, may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, the Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, the Portfolio's intention to qualify annually as a regulated investment company may limit the Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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OTHER INFORMATION

CAPITALIZATION


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 56 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of the Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. The Portfolio discussed in this SAI is diversified.


     On May 1, 2003, the Trust's name because the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed from The Specialty Advisers Trust to The GCG Trust.

VOTING RIGHTS

     Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

     Shares of the Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

     Shares of the Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

     Shares of the same class of the Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of the Portfolio at any time. In the event that the Portfolio ceases offering its shares, any investments allocated by an insurance company to the Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolio.

TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

     This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Financial statements for the Portfolio for the fiscal year ended December 31, 2005 will be included in the Portfolio's Annual Report on or about March 1, 2006.

                     APPENDIX A: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

                                INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
                         SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
                                     PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.


     A-2: CAPACITY FOR TIMELY PAYMENT ON ISSUES WITH THIS DESIGNATION IS SATISFACTORY. HOWEVER, THE RELATIVE DEGREE OF SAFETY IS NOT AS HIGH AS FOR ISSUES DESIGNATED "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                           REVISION DATE: MAY 12, 2005

                                   ----------

I.   INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.  VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2.

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.  APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.   VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

     A.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

     B.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

               1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

               In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

               2.  NON-VOTES:  Votes in Which No Action is Taken

               The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

               Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

               Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

               3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

               If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

               If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

               If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

               4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                   Committee

               A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

               The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.  CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII. REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.   INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.  ROLES AND RESPONSIBILITIES

     A.   Proxy Coordinator

     The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

     Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

     Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

     B.   Agent

     An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

     The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

     The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

     Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

     C.   Proxy Group

     The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

     A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

     A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

     For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and
     (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

     If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

     If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

     D.   Investment Professionals

     The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III. VOTING PROCEDURES

     A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

     B.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

     C.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

          In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

          2.   NON-VOTES:  Votes in Which No Action is Taken

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

          Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

          Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

          3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

          4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.  ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

     A.   Assessment of the Agent

          The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

          Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

     B.   Conflicts of Interest

          The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

          In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

          For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

          The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

           NAME                                            TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President, ING
                                      Investments, LLC

Michael J. Roland                     Executive Vice President, ING Investments, LLC; Vice President,
                                      ING Life Insurance and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Senior Vice President, ING Funds Services, LLC and ING
                                      Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special
                                      Projects, ING Funds Services, LLC

Julius Drelick                        Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of April 21, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.   INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.   THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote

AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
   (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
   (2)  Only if the director's legal expenses would be covered.

2.   PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.   AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.   PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.   TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.   MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

  - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
  -  If the dissidents agree, the policy remains in place.
  - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.   CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
  - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

  - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
  - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.   EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES
     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.   STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.  MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.  MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.  GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
     -    the opening of the shareholder meeting
     -    that the meeting has been convened under local regulatory requirements
     -    the presence of quorum
     -    the agenda for the shareholder meeting
     -    the election of the chair of the meeting
     -    the appointment of shareholders to co-sign the minutes of the meeting
     -    regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -    the allowance of questions
     -    the publication of minutes

     -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-

CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -    it is editorial in nature;
     -    shareholder rights are protected;
     -    there is negligible or positive impact on shareholder value;
     -    management provides adequate reasons for the amendments; or
     -    the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

     (2) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

     (3) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

     (4) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

     (5) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

     (6) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

     (7) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

     (8) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

     (9) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

     (10) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

     (11) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

     (12) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

     (13) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

     (14) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

     (15) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

     (16) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

     (17) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

     (18) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

     (19) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)


     (20) Amendment #20 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios - filed herein.

     (21) Amendment #21 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio - filed herein.

     (22) Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio - filed herein.


(b)  By-laws (1)

(c)  Instruments Defining Rights of Security Holders (1)

(d)  (1)  (A)       Management Agreement dated October 24, 1997 as amended May
                    24, 2002 (22)

                            (i)     Amended Schedule A (25)

                            (ii) Form of Amended Schedule B Compensation for Services to Series (25)

                            (iii) Form of letter agreement to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING JPMorgan Small Cap Equity, ING Mercury Focus Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation Portfolios (26)

          (B) Investment Management Agreement dated August 21, 2003 for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20)

                         (i) First Amendment to Investment Management Agreement effective September 2, 2004 (25)


          (C) Management Agreement between ING Investors Trust and ING Investments, LLC dated February 25, 2004 (24)


                         (i) First Amendment to Management Agreement effective September 2, 2004 (25)


                         (ii) Amended Schedule A, effective July 29, 2005, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC - filed herein.


          (D) Investment Management Agreement dated April 29, 2005 with respect to ING FMR(SM) Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING MFS Utilities Portfolio (25)

     (2)  Portfolio Management Agreements

          (A) Portfolio Management Agreement with T. Rowe Price Associates, Inc. dated October 24,

                                 1997 (2)

                         (i)     Schedule A to Portfolio Management Agreement
                                 (25)

                         (ii) Amended Schedule B Compensation for Services to Series (25)

                         (iii)   Amendment to Portfolio Manager Agreement with
                                 T. Rowe Price Associates, Inc. (11)

                         (iv) Second Amendment dated September 1, 2003 to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (22)

          (B)       Portfolio Management Agreement with Eagle Asset Management,
                    Inc. (2)

                         (i) Schedule A and Amended Schedule B Compensation for Services to Series (25)

                         (ii) First Amendment dated September 1, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc. (22)

          (C) Form of Amended and Restated Portfolio Management Agreement with Massachusetts Financial Services Company dated
                    April 29, 2005 (25)

                         (i) Termination Letter with regard to ING MFS Research Portfolio dated September 8, 2004 (25)

          (D) Form of Portfolio Management Agreement with Baring International Investment Limited dated March 31, 2005 (25)

          (E) Portfolio Management Agreement with A I M Capital Management, Inc. (1)

                         (i)     Schedule A (25)

                         (ii)    Amended Schedule B (22)

                         (iii) Amendment No. 1 to Sub-Advisory Agreement effective January 3, 2000 (9)

                         (iv) Amendment #2 effective April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. (20)

                         (v) Third Amendment effective July 1, 2003 to Sub-advisory Agreement with AIM Capital Management, Inc. (22)

                         (vi) Fourth Amendment effective September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. (22)

          (F) Portfolio Management Agreement with Alliance Capital Management L.P. dated February 26, 1999 (1)

                         (i) Schedule A and Schedule B Compensation for Services to Series (25)

                         (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital Management, L.P. (22)

          (G) Portfolio Management Agreement with Salomon Brothers Asset Management Inc. dated February 1, 2000 (20)

                         (i)     Schedule A (25)

                         (ii) Amended Schedule B Compensation for Services to Series (22)

                         (iii) Amendment dated January 1, 2002 to Portfolio Management Agreement with Salomon Brothers Asset Management Inc. (11)

                         (iv) Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. (22)

          (H) Portfolio Management Agreement with Capital Guardian Trust Company dated January 28, 2000 (9)

                         (i)     Schedule A (26)

                         (ii)    Schedule B Compensation for Services to Series
                                 (26)

                         (iii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Capital Guardian Trust Company (20)

          (I) Form of Amended and Restated Portfolio Management Agreement with Fidelity Management & Research Company dated May 2, 2005 (25)

          (J) Portfolio Management Agreement with Goldman Sachs & Company dated May 1, 2001 (18)

                         (i) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated June 10, 2003 (18)

                         (ii) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                         (iii) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                         (iv) Amended Schedule B Compensation for Services to Series (26)

          (K) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 (18)

                         (i) Amended Schedule A and Amended Schedule B Compensation for Services to Series (26)

                         (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Pacific Investment Management Company, LLC (20)

          (L) Portfolio Management Agreement with Morgan Stanley Investment Management Inc. dated May 1, 2002 (18)

                         (i)     Schedule A (25)

                         (ii)    Schedule B (25)

                         (iii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Morgan Stanley Investment Management, Inc. (20)

                         (iv) Sub-Advisory Agreement dated December 1, 2003 between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

          (M) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 (18)

                         (i) Schedule A and Schedule B Compensation for Services to Series (25)

                         (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (22)

                         (iii) Assumption letter dated October 28, 2003, to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (23)

          (N) Portfolio Management Agreement with Janus Capital Management LLC April 3, 2002 (18)

                         (i)     Schedule A (25)

                         (ii) Schedule B - Compensation for Services to Series (25)

                         (iii) First Amendment effective July 1, 2003 to Portfolio Management Agreement between Janus Capital Management LLC (23)

                         (iv) Second Amendment dated September 1, 2003 with respect to the Portfolio Management Agreement with Janus Capital Management LLC (23)

                         (v) Termination Letter with respect to the Portfolio Management Agreement between Janus Capital Management LLC and Registrant regarding ING Janus Growth and Income Portfolio (23)

          (O) Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003 (20)

                         (i)     Schedule B - Compensation for Services to
                                 Series (25)

                         (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. (20)


          (P) Amended and Restated Portfolio Management Agreement with Marsico Capital Management, LLC dated April 29, 2005 - filed herein.


          (Q) Sub-Advisory Agreement with Julius Baer Investment Management LLC dated September 2, 2003 (19)

          (R) Sub-Advisory Agreement with Aeltus Investment Management, Inc. dated August 1, 2003 (22)

                         (i) Amended Schedule A with respect to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

                         (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment Management, Inc. (22)


          (S) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. ("ING IM") dated
                    August 15, 2005 with respect to ING MarketStyle Portfolios
                    - filed herein.


          (T) Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002 (20)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement between Jennison Associates, LLC (22)

          (U) Portfolio Management Agreement with Fund Asset Management, L.P. dated May 1, 2002 (20)

                         (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management, L.P. (22)

          (V) Portfolio Management Agreement with Evergreen Investment Management Company, LLC for ING Evergreen Health Sciences Portfolio and ING Evergreen Omega Portfolio dated May 3, 2004 (24)

          (W) Portfolio Management Agreement with Legg Mason Funds Management, Inc. dated May 3, 2004 (25)

          (X) Portfolio Management Agreement with ING Investment Management Advisors B.V., dated March 1, 2004 (23)

                         (i) Amended Schedule A with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                         (ii) Amended Schedule B, Compensation for Services to the Series, with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                         (iii) Termination Letter with respect to the Portfolio Management Agreement between ING Investment Management Advisors B.V. and ING Investors Trust dated February 25, 2005 (25)

          (Y) Portfolio Management Agreement with Pioneer Investment Management, Inc. dated April 29, 2005 (26)

          (Z) Portfolio Management Agreement with OppenheimerFunds, Inc. dated November 8, 2004 (25)


          (A)(A) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. ("IIMA") dated July 29, 2005 with respect to ING VP Index Plus International Equity Portfolio- filed herein.


     (3)  (A)       Administrative Services Sub-Contract between DSI, Inc. and
                    ING Funds Services, LLC dated January 2, 2003 (18)

                         (i) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC (26)


          (B) Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company - filed herein.


          (C) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company (13)

          (D) Amended and Restated Administration Agreement dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)


                    (i) Amended Schedule A, effective July 29, 2005, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC- filed herein.


          (E) Administration Agreement dated May 3, 2004 between ING Investors Trust and ING Funds Services, LLC (24)


                    (i) Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC - filed herein.


(e) (1) Amended and Restated Distribution Agreement dated June 14, 1996, as Amended and Restated February 26, 2002 (17)

          (A) Amendment to Amended and Restated Distribution Agreement as of October 1, 2003 (25)

          (B) Amended Schedule A effective May 2, 2005 Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement (25)

     (2) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. (20)

          (A) Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 (25)

          (B) Amended Schedule A to Distribution Agreement for the American Funds Portfolios and LifeStyle Portfolios (24)

     (3) Distribution Agreement dated April 29, 2005 between ING Investors Trust and Directed Services, Inc. (25)


          (A) Amended Schedule A, effective July 29, 2005 with respect to ING Investors Trust Distribution Agreement - filed herein.


     Not Applicable

(g)  (1)  Custody Agreement with The Bank of New York dated January 6, 2003 (19)


               (i) Amended Exhibit A, effective July 29, 2005 to the Custody Agreement with the Bank of New York- filed herein.

     (2)  Foreign Custody Manager Agreement dated January 6, 2003 (20)


               (i) Amended Exhibit A, effective July 29, 2005 to the Foreign Custody Agreement with the Bank of New York- filed herein


     (3)  Fund Accounting Agreement with Bank of New York dated January 6, 2003
          (22)


               (i) Amended Exhibit A, effective July 29, 2005 to the Fund Accounting Agreement with the Bank of New York- filed herein


(h)  (1)  (A)       Amended and Restated Shareholder Services Agreement for ING
                    Investors Trust dated April 29, 2005 (25)


                    (i) Amended Schedule A, effective July 29, 2005, Schedule of Series with respect to the Amended and Restated Shareholder Service Agreement between ING Investors Trust and Directed Services, Inc. - filed herein.


          (B) Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc. dated April 29, 2005 with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

          (C) Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

          (D) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 (22)


                    (i) Amended Exhibit A, effective July 29, 2005, to the Securities Lending Agreement and Guaranty with the Bank of New York - filed herein.


                    (ii) Global Securities Lending Supplement (25)

     (2)  (A)       Organizational Agreement for Golden American Life Insurance
                    Company (1)

                         (i) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

                         (ii) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

                         (iii) Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

                         (iv) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

                         (v) Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

                         (vi) Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

                         (vii) Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series
                                 (9)

                         (viii)  Addendum dated June 15, 1999 to the
                                 Organizational Agreement adding Investors
                                 Series, All Cap Series and the Large Cap Growth Series (9)

                         (ix)    Addendum dated May 18, 2000 to the
                                 Organizational Agreement adding Diversified
                                 Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

                         (x) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

                         (xi) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

                         (xii) Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

          (B) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

                         (i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

     (3)  (A)       Settlement Agreement for Golden American Life Insurance
                    Company (1)

          (B)       Assignment Agreement for Settlement Agreement (2)

          (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

          (D)       Assignment Agreement for Settlement Agreement (1)

     (4)  (A)       Indemnification Agreement dated March 20, 1991 between The
                    Specialty Managers Trust and Directed Services, Inc. (1)

          (B) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

                    (i) Form of Schedule A with respect to Indemnification Agreement (25)

     (5)  (A)       Participation Agreement dated April 30, 2003 among ING Life
                    Insurance and Annuity Company, The GCG Trust (renamed ING
                    Investors Trust effective May 1, 2003) and Directed
                    Services, Inc. (18)

          (B) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc.
                    (18)

                         (i) Form of First Amendment to Participation Agreement dated May 2004 (25)

          (C) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                         (i) Form of First Amendment to Participation Agreement dated May 2004 (25)

          (D) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, The GCG Trust and Directed Services, Inc. (22)

          (E) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

          (F) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

                           (i) Amendment to Private Placement Participation Agreement dated June 27, 2003 (22)

          (G) Form of Participation Agreement among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc.
                    (17)

          (H) Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc (22)

          (I) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company. (20)

          (J) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company (22)

                         (i) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance

                         Company dated October 13, 1994 (22)

          (K) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April 2004 among ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company (25)

          (L) Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 (25)

     (6)  (A)       Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. regarding ING American Funds Growth,
                    ING American Funds International and ING American Funds
                    Growth-Income Portfolios (20)


                         (i) Amended and Restated Exhibit A, effective July 29, 2005 to the Agency Agreement with DST Systems, Inc. - filed herein.


     (7)  (A)       Allocation Agreement dated May 24, 2002 - Fidelity Bond (23)

                    (i) Amended Schedule A with respect to the Allocation Agreement - Blanket Bond (23)

          (B) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability (23)

                         (i) Amended Schedule A with respect to the Allocation
                             Agreement - Directors and Officers Liability (23)

          (C)       Proxy Agent Fee Allocation Agreement made August 21, 2003
                    (23)

                         (i) Amended Schedule A with respect to the Proxy Agent
                             Fee Allocation Agreement (23)

          (D)       FT Interactive Fee Allocation Agreement made August 21, 2003
                    (23)

                            (i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (23)

                            (ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

     (8)            Form of Investment Company Institute Fee Allocation
                    Agreement (23)

     (9)            Form of Securities Class Action Services Fee Allocation
                    Agreement (23)

     (10) (A) Amended and Restated Expense Limitation Agreement dated February 1, 2005 between ING Investments, LLC and ING Investors Trust (25)


                    (i) Amended Schedule A, effective July 29, 2005, to the Amended and Restated Expense Limitation Agreement ING Investors Trust Operating Expense Limits regarding ING LifeStyle Aggressive Growth, ING LifeStyle Growth, ING LifeStyle Moderate Growth, ING LifeStyle Moderate,, ING MarketPro, ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, and ING VP Index Plus International Equity Portfolios - filed herein.


          (B) Expense Limitation Agreement dated February 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING FMR(SM) Earnings Growth, ING JPMorgan

                    Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios (25)

          (C) Expense Limitation Agreement dated January 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING Goldman Sachs Tollkeeper(SM) Portfolio (25)

                         (i) Amended Schedule A to Amended and Restated Expense Limitation Agreement (25)

                         (ii) Expense Limitation Letter Agreement dated January 1, 2005 to the Expense Limitation Agreement dated January 1, 2005 with regard to ING Goldman Sachs Tollkeeper(SM) Portfolio (25)

(i) (1) Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

     (2) Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios
          (19)

     (3) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

     (4) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

     (5) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)


     (6) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio - filed herein.

(j)  (1)  Consent of KPMG, LLP - filed herein.


(k)       Not Applicable

(1)       Initial Capital Agreement (1)

(m)       (1)       Distribution Plan dated November 5, 2003 (22)


                    (i) Amended Schedule A Schedule of Series with Respect to ING Investors Trust Distribution effective July 15, 2005 -- filed herein.


                    (ii) Reduction in fee letter for Class A (to be renamed Service 2 Class) shares dated January 6, 2005 (25)

          (2) Amended and Restated Shareholder Service and Distribution Plan for Adviser Class (formerly, Retirement Class) dated January 6, 2005 (25)

                    (i) Reduction in fee letter for Adviser Class shares dated January 6, 2005 (25)


                    (ii) Amended Schedule A with respect to Amended and Restated Shareholder Service and Distribution Plan effective July 29, 2005 - filed herein.


          (3) ING Investors Trust Rule 12b-1 Distribution Plan for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth - Income Portfolio dated September 2, 2003 (20)

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 (26)


          (1) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust effective July 15, 2005--filed herein.


(o)       Not Applicable

(p)       Codes of Ethics

          (1)     A I M Capital Management, Inc. Code of Ethics (17)

          (2)     The GCG Trust Code of Ethics (4)

          (3)     Fidelity Management & Research Company Code of Ethics (20)

          (4)     Janus Capital Corporation Code of Ethics (20)

          (5) ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

          (6)     Goldman Sachs & Company Code of Ethics (20)

          (7) Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

          (8)     Baring International Investment Limited Code of Ethics (11)

          (9)     T. Rowe Price Associates, Inc. Code of Ethics (20)

          (10)    Alliance Capital Management L.P. Code of Ethics (20)

          (11) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7)

          (12)    Marsico Capital Management, LLC Code of Ethics (16)

          (13)    Capital Guardian Trust Company Code of Ethics (17)

          (14)    Eagle Asset Management, Inc. Code of Ethics (17)

          (15)    ING Investment Management LLC Code of Ethics (17)

          (16)    Massachusetts Financial Services Company Code of Ethics (17)

          (17)    Salomon Brothers Asset Management, Inc. Code of Ethics (17)

          (18)    UBS Global Asset Management (Americas) Inc. Code of Ethics
                  (17)

          (19)    American Funds Insurance Series Code of Ethics (20)

          (20)    Aeltus Investment Management, Inc. Code of Ethics (20)

          (21) Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

          (22)    Evergreen Investment Management Company, LLC Code of Ethics
                  (24)

          (23)    OppenheimerFunds Investments Inc. Code of Ethics (25)

          (24)    Pioneer Investment Management, Inc. Code of Ethics (26)

----------
          *       To be filed by subsequent Post-Effective Amendment
          (1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.
          (2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.
          (3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.
          (4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.
          (5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.
          (6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.
          (7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.
          (8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.
          (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.
          (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.
          (11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.
          (12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).
          (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).
          (14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

          (15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.
          (16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.
          (17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.
          (18) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.
          (19) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.
          (20) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.
          (21) Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.
          (22) Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.
          (23) Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
          (24) Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
          (25) Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.
          (26) Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

Item 24.    Persons Controlled by or Under Control with Registrant.

     ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of July 26, 2005, ING USA Annuity and Life Insurance Company, Security Life Insurance Company of Denver, Reliastar Life Insurance Company, and ING Life Insurance and Annuity Company did not own more than 25% of the Trust's outstanding voting securities in ING Market Pro Portfolio, ING VP Index Plus Portfolio or ING Market Style Portfolios, through direct ownership or through a separate account.

     ING USA and its insurance company affiliates are indirect wholly owned subsidiaries of ING Groep N.V.

     A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.    Indemnification.

     Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

     Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

     The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

     The Trust has a management agreement with ING Investments, LLC ("ING Investments") with respect to the LifeStyle and American Fund Portfolios. Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.    Business and Other Connections of Investment Adviser.

     Information as to the directors and officers of Directed Services, Inc. and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

     Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of the LifeStyle and MarketStyle Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

            SUB-ADVISER                                                         FILE NUMBER
            -----------                                                         -----------
            A I M Capital Management, Inc.                                      801-15211
            Alliance Capital Management L.P.                                    801-56720
            Baring International Investment Limited                             801-15160
            Capital Guardian Trust Company                                      801-60145
            Eagle Asset Management, Inc.                                        801-21343
            Evergreen Investment Management Company, LLC                        801-8327
            Fidelity Management & Research Company                              801-07884
            Goldman Sachs Asset Management L.P.                                 801-16048
            ING Investment Management Co.                                       801-9046
            ING Management Advisors, B.V.                                       801-40494
            Janus Capital Management LLC                                        801-13991
            Jennison Associates LLC                                             801-05608
            J.P. Morgan Investment Management Inc.                              801-21011
            Julius Baer Investment Management, Inc.                             801-18766
            Legg Mason Funds Management, Inc.                                   801-57714
            Marsico Capital Management, LLC                                     801-54914
            Massachusetts Financial Services Company                            801-17352
            Mercury Advisors                                                    801-12485
            OppenheimerFunds, Inc.                                              801-8253
            Pacific Investment Management                                       801-48187
            Pioneer Investment Management, Inc.                                 801-8255
            Salomon Brothers Asset Management, Inc.                             801-32046
            T. Rowe Price Associates, Inc.                                      801-00856
            UBS Global Asset Management (Americas) Inc.                         801-34910
            Van Kampen                                                          801-15757

Item 27.    Principal Underwriters.

            (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

            (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

            (c)   Not Applicable (Underwriter Receives No Compensation)

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of
            (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator. The address of each is as follows:

            (a)      ING Investors Trust
                     7337 East Doubletree Ranch Road
                     Scottsdale, AZ 85258

            (b)      Directed Services, Inc.
                     1475 Dunwoody Drive
                     West Chester, PA 19380

                     ING Investments, LLC
                     7337 East Doubletree Ranch Road
                     Scottsdale, AZ 85258
                     (for ING American Funds Growth, ING American Funds
                        International, ING American Funds Growth-Income Portfolios, and LifeStyle Portfolios only)

            (c)      Directed Services, Inc.
                     1475 Dunwoody Drive
                     West Chester, PA 19380

            (d)      Bank of New York
                     One Wall Street
                     New York, NY 10286

            (e)      Directed Services, Inc.
                     1475 Dunwoody Drive
                     West Chester, PA 19380

                     DST Systems, Inc.
                     P.O. Box 419368
                     Kansas City, MO 64141

            (f)      A I M Capital Management, Inc.
                     11 Greenway Plaza, STE 100
                     Houston, TX 77046

                     Alliance Capital Management L.P.
                     1345 Avenue of the Americas
                     New York, NY 10105

                     Baring International Investment Limited
                     155 Bishopsgate
                     London, England

                     Capital Guardian Trust Company
                     333 South Hope Street
                     Los Angeles, CA 90071

                     Eagle Asset Management, Inc.
                     880 Carillon Parkway
                     St. Petersburg, FL 33716

                     Evergreen Investment Management , LLC
                     200 Berkeley Street
                     Boston, MA 02116

                     Fidelity Management & Research Company
                     82 Devonshire Street
                     Boston, MA 02109

                     Goldman Sachs Asset Management, L.P.
                     85 Broad Street
                     New York, NY 10004

                     ING Investment Management Co.
                     230 Park Avenue
                     New York, NY 10169

                     ING Investment Management Advisors B.V.
                     Prinses Beatrixlaan 15
                     The Hague, The Netherlands

                     Janus Capital Management LLC
                     100 Fillmore Street
                     Denver, CO 80206

                     Jennison Associates LLC
                     466 Lexington Avenue
                     New York, NY 10017

                     J.P. Morgan Investment Management Inc.
                     522 Fifth Avenue
                     New York, NY 10036

                     Julius Baer Investment Management LLC
                     330 Madison Avenue, 12th Floor
                     New York, NY 10017

                     Legg Mason Funds Management, Inc.
                     100 Light Street
                     Baltimore, MD 21202

                     Marsico Capital Management, LLC
                     1200 Seventeenth Street, Suite 1300
                     Denver, CO 80202

                     Massachusetts Financial Services Company
                     500 Boylston Street
                     Boston, MA 02116

                     Mercury Advisors
                     800 Scudder Mill Road
                     Plainsboro, NJ 08536

                     OppenheimerFunds, Inc.
                     Two World Financial Center
                     225 Liberty St.
                     New York, NY 10281 - 1008

                     Pacific Investment Management Company LLC
                     840 Newport Center Drive, Suite 300
                     Newport Beach, CA 92660

                     Pioneer Investment Management, Inc.
                     60 State Street
                     Boston, MA 02109

                     Salomon Brothers Asset Management, Inc.
                     399 Park Avenue
                     New York, NY 10022

                     T. Rowe Price Associates, Inc.
                     100 East Pratt Street
                     Baltimore, MD 21202

                     UBS Global Asset Management (Americas) Inc.
                     One North Wacker Drive
                     Chicago, IL 60606

                     Van Kampen
                     1221 Avenue of the Americas
                     New York, NY 10020

            (g)      ING Funds Services, LLC
                     7337 East Doubletree Ranch Road
                     Scottsdale, AZ 85258

Item 29.    Management Services.

            There are no management-related service contracts not discussed in Part A or Part B.

Item 30.    Undertakings

            Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the securities act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 26th day of July, 2005.


                                        ING INVESTORS TRUST



                                        /s/ Huey P. Falgout, Jr.
                                        ----------------------------------

                                        Huey P. Falgout, Jr.
                                        Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


                 SIGNATURE                           TITLE                                     DATE
                 ---------                           -----                                     ----
                                                     Trustee                       )       July 26, 2005
---------------------------------------------
              John G. Turner*                                                      )

                                                                                   )

                                                     President and Chief           )       July 26, 2005
---------------------------------------------        Executive Officer             )
             James M. Hennessy*                                                    )


                                                     Senior Vice President         )
                                                     Chief/Principal Financial     )       July 26, 2005
               /s/ Todd Modic                        Officer & Assistant Secretary )
---------------------------------------------
                Todd Modic
                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
                John Boyer*                                                        )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
             J. Michael Earley*                                                    )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
            R. Barbara Gitenstein*                                                 )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
               Patrick Kenny*                                                      )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
            Walter H. May, Jr.*                                                    )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
            Thomas J. McInerney*                                                   )

                                                                                   )

                                                     Trustee and Chairman          )       July 26, 2005
---------------------------------------------
                Jock Patton*                                                       )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
             David W.C. Putnam*                                                    )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
             Roger B. Vincent*                                                     )

                                                                                   )

                                                     Trustee                       )       July 26, 2005
---------------------------------------------
           Richard A. Wedemeyer*                                                   )



*By: /s/ Huey P. Falgout, Jr.
     ------------------------

     Huey P. Falgout, Jr.
     as Attorney-in-Fact**

** Pursuant to powers of attorney for John G. Turner, James M. Hennessy, Michael
J. Roland, John Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Jr., Thomas J. McInerney, Jock Patton, David W. C. Putnum, Roger B. Vincent, and Richard A. Wedemeyer dated January 1, 2005 and incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 27, 2005, File No. 033-23512.

                                  EXHIBIT INDEX

EXHIBIT
(a)(20)             Amendment #20 effective August 15, 2005 to The Amended and
                    Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate
                    Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP
                    Index Plus International Equity Portfolios.
(a)(21)             Amendment #21 effective August 15 2005 to The Amended and
                    Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING
                    Mercury Large Cap Value Portfolio.
(a)(22)             Amendment #22 effective August 29, 2005 to The Amended and
                    Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities
                    Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined
                    Portfolio.
(d)(1)(c)(ii)       Amended Schedule A, effective July 29, 2005, with respect to the Management Agreement between ING Investors Trust and ING
                    Investments LLC.
(d)(2)(P)           Amended and Restated Portfolio Management Agreement with
                    Marsico Capital Management, LLC dated April 29, 2005.
(d)(2)(S)           Form of Sub-Advisory Agreement between ING Investment LLC
                    and ING Investment Management Co. ("ING IM") dated
                    August 15, 2005 with respect to the ING MarketStyle
                    Portfolios.
(d)(2)(AA)          Form of Sub-Advisory Agreement between ING Investments,
                    LLC and ING Investment Management Advisors, B.V. ("IIMA")
                    dated July 29, 2005 with respect to ING VP Index Plus
                    International Equity Portfolio.
(d)(3)(B)           Administrative and Shareholder Service Agreement dated
                    September 27, 2000 by and between Directed Services, Inc.
                    and Security Life of Denver Insurance Company.
(d)(3)(D)(i)        Amended Schedule A, effective July 29, 2005, to the Amended and Restated Administration Agreement between ING Investors
                    Trust and ING Funds Services, LLC.
(d)(3)(E)(i)        Amended Schedule A, effective August 15, 2005 to the
                    Administration Agreement between ING Investors Trust and ING
                    Funds Services, LLC.
(e)(3)(A)           Amended Schedule A, effective July 29, 2005 with respect to
                    ING Investors Trust Distribution Agreement.
(g)(1)(i)           Amended Exhibit A, effective July 29, 2005 to the Custody
                    Agreement with the Bank of New York.
(g)(2)(i)           Amended Exhibit A, effective July 29, 2005 to the Foreign
                    Custody Agreement with the Bank of New York.
(g)(3)(i)           Amended Exhibit A, effective July 29, 2005, to Fund
                    Accounting Agreement with the Bank of New York.
(h)(1)(A)(i)        Amended Schedule A, effective July 29, 2005, Schedule of
                    Series with respect to the Amended and Restated Shareholder
                    Service Agreement between ING Investors Trust and Directed
                    Services, Inc.
(h)(1)(D)(i)        Amended Exhibit A, effective July 29, 2005, to the
                    Securities Lending Agreement and Guaranty with the Bank of
                    New York
(h)(6)(A)(i)        Amended and Restated Exhibit A, effective July 29, 2005 to the Agency Agreement with DST Systems, Inc.
(h)(10)(A)(i)       Amended Schedule A, effective July 29, 2005, to the Amended and Restated Expense Limitation Agreement ING Investors trust Operating Expense Limits regarding ING LifeStyle
                    Aggressive Growth, ING LifeStyle Moderate Growth, ING
                    LifeStyle Moderate, ING MarketPro, ING MarketStyle Growth,
                    ING MarketStyle Moderate Growth, ING MarketStyle Moderate and ING VP Index Plus International Equity Portfolios.
(i)(6)              Opinion and Consent of Dechert LLP regarding legality of
                    securities being registered with regard to Adviser Class, Institutional Class, Service Class and Service 2 Class shares of ING Market Pro, ING MarketStyle Moderate, ING
                    MarketStyle Moderate Growth, ING MarketStyle Growth and ING
                    VP Index Plus International Equity Portfolios.
(j)(1)              Consent of KPMG, LLP
(m)(1)(i)           Amended Schedule A Schedule of Series with respect to ING
                    Investors trust Distribution effective July 15, 2005.

(m)(2)(ii) Amended Schedule A with respect to the Amended and restated Shareholder Service and Distribution Plan effective July 29, 2005.
(n)(1) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust effective July 15, 2005.